================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08690
                  ---------------------------------------------

                               The DLB Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        John Deitelbaum, Counsel, One Memorial Drive, Cambridge, MA 01242
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-225-3800
        ----------------------------------------------------------------

                         Date of fiscal year end: 10/31
                         ------------------------------

Date of reporting period: 10/31/03
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.














                               The DLB Fund Group



                                 Annual Report
                                  October 2003





         E X P E R I E N C E   T O   M A N A G E   T H E   F U T U R E

          TABLE OF CONTENTS


          DLB Core Growth Fund                                     1

          DLB Value Fund                                           3

          DLB Enhanced Index Core Equity Fund                      5

          DLB Enhanced Index Growth Fund                           7

          DLB Enhanced Index Value Fund                            9

          DLB Small Capitalization Value Fund                     11

          DLB Small Company Opportunities Fund                    13

          DLB International Fund                                  15

          DLB Emerging Markets Fund                               17

          DLB Fixed Income Fund                                   19

          DLB High Yield Fund                                     21

--------------------------------------------------------------------------------
DLB CORE GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.




--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    January 20, 1998

BENCHMARK: S&P 500

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $101.5 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.75%

CUSIP #: 232941708

PORTFOLIO MANAGER
JAMES B. GRIBBELL, CFA
Managing Director


David L. Babson & Company-
Since 1991

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Core Growth Fund returned +14.56% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +20.80% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnation, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic. This created an "uphill battle" for funds whose investment processes seek quality companies through fundamental, bottom-up analysis.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
During the Reporting Period, the DLB Core Growth Fund generated favorable absolute returns, but underperformed its benchmark, the S&P 500 Index(R). This underperformance was due primarily to weak stock selection in the consumer discretionary, financial services and producer durables sectors. Also detracting from results was the Fund's moderate overweight position in the health care sector, which was the lowest performing sector for the S&P 500
Index(R) during the Reporting Period.

Adding value during the Reporting Period was stock selection in the technology and health care sectors. In health care, Amgen, a biotechnology company and one of the Fund's largest holdings, advanced considerably. In the technology sector, the semiconductor arena performed well. Maxim Integrated Products, Linear Technology and Analog Devices posted favorable returns and ranked among the Fund's leading contributors to results.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                      5/1/03-   11/1/02-   11/1/98-  1/20/98-
                     10/31/03  10/31/03    10/31/03  10/31/03
------------------------------------------------------------
DLB CORE GROWTH      11.70       14.56      -3.25      -0.85

S&P 500 INDEX(R)     15.62       20.80       0.53       3.01

RUSSELL 1000         16.81       21.82      -2.90       0.39
GROWTH INDEX

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 1/20/98

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                    DLB         Russell 1000         S&P                              DLB         Russell 1000         S&P
                Core Growth     Growth Index       500 Index                      Core Growth     Growth Index       500 Index
                -----------     ------------       ---------                      -----------     ------------       ---------
 1/19/1998     $ 100,000.00     $ 100,000.00     $ 100,000.00     12/31/2000     $ 138,206.00     $ 143,599.04     $ 142,704.28
 1/31/1998     $ 101,900.00     $ 103,217.94     $ 101,992.50      1/31/2001     $ 144,631.37     $ 153,519.70     $ 147,767.28
 2/28/1998     $ 108,900.00     $ 110,982.20     $ 109,348.71      2/28/2001     $ 123,779.23     $ 127,456.36     $ 134,293.62
 3/31/1998     $ 110,700.00     $ 115,406.42     $ 114,948.31      3/31/2001     $ 112,989.47     $ 113,586.84     $ 125,786.09
 4/30/1998     $ 114,800.00     $ 117,003.44     $ 116,104.76      4/30/2001     $ 124,870.33     $ 127,952.52     $ 135,560.97
 5/31/1998     $ 110,500.00     $ 113,684.33     $ 114,109.18      5/31/2001     $ 122,203.20     $ 126,069.46     $ 136,469.19
 6/30/1998     $ 114,200.00     $ 120,645.99     $ 118,744.17      6/30/2001     $ 120,869.63     $ 123,149.81     $ 133,147.71
 7/31/1998     $ 114,400.00     $ 119,847.40     $ 117,479.72      7/31/2001     $ 117,475.10     $ 120,072.03     $ 131,836.98
 8/31/1998     $  97,400.00     $ 101,861.19     $ 100,494.78      8/31/2001     $ 107,533.97     $ 110,253.18     $ 123,583.77
 9/30/1998     $ 104,300.00     $ 109,685.90     $ 106,932.59      9/30/2001     $  97,107.90     $  99,245.35     $ 113,604.10
10/31/1998     $ 112,300.00     $ 118,501.52     $ 115,630.66     10/31/2001     $ 100,987.37     $ 104,452.21     $ 115,770.39
11/30/1998     $ 121,000.00     $ 127,515.35     $ 122,638.79     11/30/2001     $ 108,261.37     $ 114,486.49     $ 124,650.71
12/31/1998     $ 131,420.66     $ 139,013.40     $ 129,705.84     12/31/2001     $ 110,284.38     $ 114,271.33     $ 125,742.70
 1/31/1999     $ 131,523.17     $ 147,175.99     $ 135,129.66      1/31/2002     $ 110,041.73     $ 112,252.59     $ 123,907.70
 2/28/1999     $ 124,142.29     $ 140,452.52     $ 130,929.98      2/28/2002     $ 105,431.38     $ 107,594.16     $ 121,518.14
 3/31/1999     $ 130,703.07     $ 147,849.59     $ 136,168.31      3/31/2002     $ 110,284.38     $ 111,315.65     $ 126,088.32
 4/30/1999     $ 131,830.71     $ 148,038.64     $ 141,441.46      4/30/2002     $ 102,034.29     $ 102,230.59     $ 118,443.86
 5/31/1999     $ 128,447.80     $ 143,489.03     $ 138,101.53      5/31/2002     $ 100,578.39     $  99,757.34     $ 117,571.24
 6/30/1999     $ 134,906.07     $ 153,539.69     $ 145,765.85      6/30/2002     $  92,206.96     $  90,529.32     $ 109,196.69
 7/31/1999     $ 132,655.06     $ 148,659.99     $ 141,214.35      7/31/2002     $  83,714.22     $  85,552.45     $ 100,684.33
 8/31/1999     $ 130,604.75     $ 151,089.01     $ 140,515.70      8/31/2002     $  83,471.57     $  85,808.19     $ 101,345.38
 9/30/1999     $ 126,196.58     $ 147,915.09     $ 136,663.62      9/30/2002     $  75,464.12     $  76,907.42     $  90,331.23
10/31/1999     $ 132,552.54     $ 159,085.30     $ 145,311.78     10/31/2002     $  83,107.59     $  83,962.25     $  98,281.81
11/30/1999     $ 136,960.71     $ 167,668.58     $ 148,265.68     11/30/2002     $  86,504.69     $  88,522.65     $ 104,066.58
12/31/1999     $ 148,687.26     $ 185,107.42     $ 156,997.95     12/31/2002     $  83,047.67     $  82,407.84     $  97,952.92
 1/31/2000     $ 143,323.36     $ 176,428.00     $ 149,110.00      1/31/2003     $  80,129.45     $  80,408.22     $  95,386.90
 2/29/2000     $ 161,560.62     $ 185,052.80     $ 146,287.42      2/28/2003     $  79,278.31     $  80,038.96     $  93,955.73
 3/31/2000     $ 173,039.36     $ 198,298.10     $ 160,598.56      3/31/2003     $  79,521.49     $  81,528.59     $  94,867.97
 4/30/2000     $ 163,491.62     $ 188,862.18     $ 155,766.81      4/30/2003     $  85,236.34     $  87,557.85     $ 102,682.26
 5/31/2000     $ 151,154.65     $ 179,351.79     $ 152,570.95      5/31/2003     $  88,276.15     $  91,925.87     $ 108,092.33
 6/30/2000     $ 163,062.51     $ 192,944.50     $ 156,332.28      6/30/2003     $  87,425.00     $  93,192.13     $ 109,471.25
 7/31/2000     $ 158,235.00     $ 184,901.10     $ 153,888.18      7/31/2003     $  90,586.41     $  95,512.64     $ 111,401.37
 8/31/2000     $ 172,181.14     $ 201,642.71     $ 163,446.86      8/31/2003     $  92,775.07     $  97,888.33     $ 113,573.98
 9/30/2000     $ 163,491.62     $ 182,568.35     $ 154,817.95      9/30/2003     $  90,343.22     $  96,839.89     $ 112,367.87
10/31/2000     $ 157,162.22     $ 173,929.63     $ 154,163.40     10/31/2003     $  95,206.92     $ 102,279.58     $ 118,724.53
11/30/2000     $ 138,817.69     $ 148,291.23     $ 142,009.27

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                      % of Fund Assets

Microsoft Corporation                        4.20

Amgen, Inc.                                  3.86

Zimmer Holdings, Inc.                        3.81

Maxim Integrated Products, Inc.              3.76

Wal-Mart Stores, Inc.                        3.55

American International Group, Inc.           3.55

Linear Technology Corporation                3.37

Medtronic, Inc.                              3.33

Exxon Mobil Corporation                      3.22

Analog Devices, Inc.                         3.11

Total                                       35.76


SECTOR DIVERSIFICATION, October 31, 2003
                 % of Fund Holdings
                                      S&P
                         Portfolio    500     Difference

Information Tech.          25.5      17.9        7.6

Financial                  20.8      21.0       -0.2

Health Care                18.8      13.2        5.6

Consumer Staples           12.3      11.4        0.9

Industrials                 7.6      10.6       -3.0

Energy                      6.0       5.4        0.6

Consumer Discr.             5.7      11.4       -5.7

Telecommunications          2.2       3.4       -1.2

Materials                   1.1       2.9       -1.8

Utilities                   0.0       2.8       -2.8

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.






--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    July 25, 1995

BENCHMARK:
    Russell 1000 Value

MANAGER TENURE:
Mr. Maramarco:
    Since May 27, 1999
Mr. Stack:
    Since February 28, 2003

TOTAL ASSETS: $68.3 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP #: 232941302

PORTFOLIO MANAGERS
ANTHONY M. MARAMARCO,
CFA
Managing Director

David L. Babson & Company-
    Since 1996

MICHAEL P. STACK, CFA
Managing Director

David L. Babson & Company-
    Since 2002

PUTNAM INVESTMENTS-
    5 Years

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between
the Fund and its Manager.
Without this limitation, the
annual Total Expense Ratio
would have been 0.82%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Value Fund returned +16.87% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index(R), which returned +22.87% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnation, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic. This created an "uphill battle" for funds whose investment processes seek quality companies through fundamental, bottom-up analysis.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
Relative performance for the DLB Value Fund was disappointing during the Reporting Period, as stock selection within the producer durables and financial services sectors detracted from results. The Fund's emphasis on aerospace and defense industry companies in producer durables hurt results, with weak performance from Lockheed- Martin and Boeing. In financial services, the Fund's holdings, particularly Citigroup, advanced considerably during the Reporting Period, but failed to keep pace with the brisk performance of financial holdings in the Russell 1000 Value Index. An additional area of stock selection weakness for the Fund was the health care sector. Tenet Healthcare declined sharply as it came under government investigation for allegedly overstating Medicare reimbursements. Following this revelation in November 2002, the Fund liquidated its small position.

Adding value to Fund results for the Reporting Period was stock selection in the consumer staples sector, where Rite Aid and McDonald's posted strong gains and led the Fund's list of positive contributing holdings. The Fund was also helped by its relative overweight position in the producer durables sector and relative underweight position in the utilities sector.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                      5/1/03-   11/1/02-   11/1/98-  7/25/95-
                     10/31/03  10/31/03    10/31/03  10/31/03
------------------------------------------------------------
DLB VALUE            14.95       16.87       3.33       8.88

RUSSELL 1000         16.75       22.87       3.68      11.06
VALUE INDEX

S&P 500 INDEX(R)     15.62       20.80       0.53       9.75

S&P 500/             18.47       24.82       2.28       9.37
Barra Value Index

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                            Russell                       S&P                                  Russell                       S&P
                DLB          1000           S&P        500/Barra                   DLB          1000           S&P        500/Barra
             Value Fund   Value Index    500 Index    Value Index               Value Fund   Value Index    500 Index    Value Index
             ----------   -----------    ---------    -----------               ----------   -----------    ---------    -----------
 7/24/1995  $100,000.00   $100,000.00   $100,000.00   $100,000.00   9/30/1999  $178,543.98   $248,574.66   $211,171.60   $219,037.09
 7/31/1995  $100,800.00   $101,009.50   $101,031.00   $100,973.98  10/31/1999  $183,719.16   $264,304.64   $223,092.80   $231,644.27
 8/31/1995  $100,700.00   $101,263.47   $101,893.99   $102,400.96  11/30/1999  $179,652.94   $269,677.41   $221,785.15   $229,832.61
 9/30/1995  $104,300.00   $105,537.01   $105,438.07   $106,104.04  12/31/1999  $179,352.47   $285,560.37   $230,118.45   $230,942.30
10/31/1995  $102,100.00   $105,159.76   $103,796.22   $105,050.66   1/31/2000  $166,531.84   $271,213.14   $222,796.73   $223,408.25
11/30/1995  $106,800.00   $109,776.14   $109,236.59   $110,371.02   2/29/2000  $149,483.13   $266,079.20   $208,876.07   $206,810.01
12/31/1995  $108,185.50   $111,890.63   $112,264.14   $113,145.08   3/31/2000  $170,487.14   $292,109.44   $230,655.97   $232,043.47
 1/31/1996  $110,435.10   $115,698.97   $115,625.16   $116,670.34   4/30/2000  $172,123.82   $283,321.08   $229,113.56   $229,343.20
 2/29/1996  $113,400.49   $116,771.67   $116,709.21   $117,552.90   5/31/2000  $177,579.41   $277,508.18   $229,828.31   $231,761.17
 3/31/1996  $116,877.15   $117,895.62   $119,441.17   $119,551.29   6/30/2000  $169,396.02   $284,349.58   $220,749.06   $221,169.00
 4/30/1996  $118,308.72   $119,633.85   $120,657.16   $120,010.80   7/31/2000  $173,896.88   $279,904.07   $225,166.08   $223,938.80
 5/31/1996  $121,376.36   $122,719.13   $122,475.76   $121,511.71   8/31/2000  $182,353.05   $297,290.16   $240,264.03   $236,399.10
 6/30/1996  $120,660.58   $123,187.30   $121,884.57   $121,611.10   9/30/2000  $180,034.42   $281,595.21   $240,205.39   $238,563.86
 7/31/1996  $116,468.13   $117,744.86   $116,742.46   $117,014.97  10/31/2000  $187,263.08   $280,404.65   $244,692.09   $244,423.80
 8/31/1996  $120,251.56   $120,228.60   $119,965.46   $120,361.43  11/30/2000  $186,853.91   $258,297.76   $232,168.29   $235,351.17
 9/30/1996  $124,034.98   $126,995.64   $125,103.55   $125,145.86  12/31/2000  $196,226.04   $259,561.90   $244,114.62   $247,142.25
10/31/1996  $125,057.53   $130,498.28   $129,338.48   $129,984.73   1/31/2001  $195,669.37   $268,770.89   $254,421.06   $248,092.77
11/30/1996  $134,873.98   $140,362.25   $139,232.77   $139,410.24   2/28/2001  $196,086.88   $244,263.92   $237,557.56   $241,193.87
12/31/1996  $134,136.73   $137,580.99   $136,954.35   $137,631.62   3/31/2001  $190,798.51   $228,789.75   $228,182.11   $232,670.88
 1/31/1997  $139,810.51   $146,176.43   $143,266.56   $144,303.55   4/30/2001  $201,931.91   $246,569.09   $243,661.10   $244,081.45
 2/28/1997  $142,165.67   $147,322.08   $144,308.48   $146,423.80   5/31/2001  $204,576.09   $248,221.02   $246,210.11   $249,564.35
 3/31/1997  $136,920.10   $141,268.86   $139,367.65   $141,159.39   6/30/2001  $203,323.58   $242,179.66   $238,236.39   $244,029.32
 4/30/1997  $139,382.30   $149,702.40   $144,592.78   $147,089.60   7/31/2001  $202,349.41   $239,795.59   $234,116.78   $243,510.59
 5/31/1997  $147,411.24   $158,816.81   $153,662.20   $155,306.38   8/31/2001  $199,148.56   $224,784.00   $220,585.29   $233,756.61
 6/30/1997  $152,763.86   $165,932.13   $159,536.43   $161,968.83   9/30/2001  $181,752.63   $206,632.17   $199,631.95   $217,304.58
 7/31/1997  $166,680.68   $179,134.95   $172,299.85   $174,154.42  10/31/2001  $180,360.96   $210,572.40   $199,631.46   $215,434.38
 8/31/1997  $162,077.42   $169,099.48   $164,513.20   $167,950.00  11/30/2001  $190,241.85   $226,724.63   $212,301.05   $227,958.89
 9/30/1997  $171,069.83   $178,360.46   $174,158.39   $178,100.74  12/31/2001  $195,579.04   $228,710.84   $215,531.21   $233,327.94
10/31/1997  $163,469.11   $172,403.71   $167,758.54   $173,124.29   1/31/2002  $199,247.91   $225,373.18   $209,616.91   $231,530.16
11/30/1997  $170,641.62   $180,384.76   $174,153.29   $180,778.91   2/28/2002  $202,634.56   $221,026.86   $207,741.88   $231,901.88
12/31/1997  $169,484.20   $183,482.65   $178,019.91   $186,056.29   3/31/2002  $213,358.95   $229,339.47   $218,387.23   $242,873.24
 1/31/1998  $169,825.21   $185,512.07   $175,825.36   $183,423.27   4/30/2002  $211,383.41   $215,435.11   $207,446.04   $234,543.74
 2/28/1998  $182,897.43   $198,892.13   $189,013.79   $195,771.66   5/31/2002  $213,358.95   $213,847.92   $208,274.31   $235,719.57
 3/31/1998  $192,445.84   $209,077.13   $198,587.60   $207,745.82   6/30/2002  $202,634.56   $198,615.63   $195,139.79   $222,185.20
 4/30/1998  $196,651.68   $211,180.58   $200,938.14   $209,135.14   7/31/2002  $187,817.97   $183,132.66   $174,043.19   $201,531.12
 5/31/1998  $189,945.07   $207,550.85   $198,111.38   $206,036.63   8/31/2002  $185,983.53   $184,335.03   $175,240.01   $203,052.78
 6/30/1998  $191,877.48   $215,981.34   $199,615.80   $208,674.67   9/30/2002  $168,203.62   $164,301.63   $155,221.26   $180,475.68
 7/31/1998  $179,397.49   $213,681.46   $195,280.00   $204,991.93  10/31/2002  $173,001.37   $178,762.77   $168,122.58   $193,846.40
 8/31/1998  $150,587.71   $182,787.91   $163,879.53   $174,485.64  11/30/2002  $177,940.24   $189,284.57   $179,933.20   $206,058.28
 9/30/1998  $157,785.76   $194,497.51   $173,836.34   $184,500.56  12/31/2002  $173,038.13   $178,164.57   $170,584.93   $197,108.06
10/31/1998  $171,610.58   $210,318.24   $187,453.15   $198,792.00   1/31/2003  $167,751.25   $173,497.28   $165,917.11   $192,336.34
11/30/1998  $177,666.08   $223,065.20   $197,217.43   $208,053.57   2/28/2003  $161,749.93   $170,894.15   $161,397.14   $187,208.78
12/31/1998  $178,388.31   $235,919.31   $204,144.27   $215,134.84   3/31/2003  $162,464.37   $172,553.40   $161,188.72   $187,519.51
 1/31/1999  $174,446.03   $245,784.57   $208,268.00   $216,852.85   4/30/2003  $175,895.90   $186,766.66   $177,125.72   $204,021.87
 2/28/1999  $175,431.60   $238,145.86   $203,784.09   $213,791.99   5/31/2003  $184,612.11   $196,606.93   $190,164.59   $217,192.79
 3/31/1999  $179,127.49   $247,673.76   $209,959.98   $218,216.32   6/30/2003  $187,469.88   $199,115.01   $191,554.66   $219,909.88
 4/30/1999  $201,549.22   $257,264.99   $228,060.71   $238,597.70   7/31/2003  $193,185.42   $202,625.68   $195,807.68   $223,186.38
 5/31/1999  $199,085.30   $251,190.04   $224,030.81   $235,975.14   8/31/2003  $194,614.31   $206,577.39   $200,044.68   $226,662.66
 6/30/1999  $201,918.81   $265,130.52   $232,635.30   $242,826.26   9/30/2003  $191,756.54   $204,383.63   $196,423.02   $224,450.03
 7/31/1999  $195,301.73   $256,851.89   $225,482.44   $235,717.15  10/31/2003  $202,187.41   $215,945.62   $209,849.50   $238,185.34
 8/31/1999  $189,510.45   $255,581.13   $219,770.52   $226,968.68

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Citigroup, Inc.                              3.84

Weyerhaeuser Company                         3.34

Rockwell Collins, Inc.                       3.34

American International Group, Inc.           3.27

McDonald's Corporation                       3.22

Exxon Mobil Corporation                      3.11

PPG Industries, Inc.                         3.01

Wells Fargo & Company                        2.84

Freddie Mac                                  2.79

Pfizer, Inc.                                 2.70

Total                                       31.46

SECTOR DIVERSIFICATION, October 31, 2003
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000      Difference
                                     Value

Financial                  34.3      36.2       -1.9

Consumer Discr.            12.6      10.5        2.1

Materials & Process.        9.9       5.6        4.3

Consumer Staples            8.3       5.9        2.4

Utilities                   7.8      12.8       -5.0

Integrated Oils             7.5       8.0       -0.5

Producer Durables           6.5       4.4        2.1

Technology                  5.0       6.8       -1.8

Health Care                 4.9       3.6        1.3

Autos & Transport           2.5       2.8       -0.3

Energy                      0.7       1.8       -1.1

Other                       0.0       1.6       -1.6

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The S&P 500/Barra Value Index is a subset of the S&P 500 Index(R) and consists of those stocks with the lowest price-to-book ratios, representing approximately 50% of the market capitalization of the S&P 500 Index(R). Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500(R) Index, while maintaining risk characterisitics similar to those of the benchmark.







--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    August 26, 1996

BENCHMARK: S&P 500(R)

MANAGER TENURE:
Mr. Farrell:
    Since December 18, 2000
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $27.4 million

TICKER SYMBOL: DLBQX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941609


PORTFOLIO MANAGERS
MICHAEL F. FARRELL
Managing Director

David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

CHRIS C. CAO, CFA
Managing Director

David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.18%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Enhanced Index Core Equity Fund returned +19.93% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +20.80% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnancy, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
The equity market rally that occurred during the Reporting Period exhibited many of the same quantitative characteristics as past bear market rallies. Namely, small stocks outperformed large stocks, the beta factor worked best and momentum factors failed. However, unlike the past, the breadth of the current rally has been very broad and accompanied by declining interest rates. During the Reporting Period, the Fund's core model performed in line with the market, which was encouraging given the investment environment.

The Fund underperformed its benchmark during the Reporting Period primarily due to underweightings in the health care sector and the semiconductor component of the technology sector. The Fund's models have favored underweight positions in these areas due to high historical valuations. Contributing to results during the Reporting Period was stock selection in the financial services sector. The Fund's underweight position in larger capitalization banks with high credit risk added value.

Total Returns (%)
for periods ended 10/31/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     5/1/03-   11/1/02-    11/1/98-  8/26/96-
                     10/31/03  10/31/03    10/31/03  10/31/03
------------------------------------------------------------
DLB                  14.99       19.93      -0.60       7.16
ENHANCED
INDEX CORE EQUITY

S&P 500              15.62       20.80       0.53       8.16
INDEX(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 8/26/96

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

               DLB Enhanced                                   DLB Enhanced
                  Index            S&P                           Index            S&P
               Core Equity      500 Index                     Core Equity      500 Index
               -----------      ---------                     -----------      ---------
 8/25/1996     $100,000.00     $100,000.00      3/31/2000     $265,108.85     $237,597.34
 8/31/1996     $ 98,500.00     $ 97,792.10      4/30/2000     $264,274.30     $230,449.02
 9/30/1996     $106,400.00     $103,296.31      5/31/2000     $254,537.88     $225,720.90
10/31/1996     $110,100.00     $106,145.30      6/30/2000     $260,936.10     $231,285.60
11/30/1996     $120,100.00     $114,168.50      7/31/2000     $246,053.28     $227,669.69
12/31/1996     $118,507.00     $111,906.27      8/31/2000     $281,660.77     $241,811.26
 1/31/1997     $127,450.92     $118,897.67      9/30/2000     $244,384.18     $229,045.23
 2/28/1997     $128,162.37     $119,829.52     10/31/2000     $241,463.26     $228,076.85
 3/31/1997     $123,385.50     $114,905.93     11/30/2000     $208,081.24     $210,095.44
 4/30/1997     $131,922.89     $121,765.64     12/31/2000     $201,487.76     $211,123.67
 5/31/1997     $139,850.46     $129,179.16      1/31/2001     $204,619.69     $218,614.13
 6/30/1997     $144,627.33     $134,966.65      2/28/2001     $186,524.07     $198,680.53
 7/31/1997     $160,279.19     $145,705.62      3/31/2001     $175,214.31     $186,094.08
 8/31/1997     $154,376.62     $137,542.93      4/30/2001     $188,090.04     $200,555.52
 9/30/1997     $164,511.43     $145,075.66      5/31/2001     $188,960.02     $201,899.18
10/31/1997     $153,557.65     $140,230.53      6/30/2001     $184,784.11     $196,985.22
11/30/1997     $159,188.10     $146,722.20      7/31/2001     $183,218.14     $195,046.06
12/31/1997     $156,706.64     $149,241.98      8/31/2001     $172,778.36     $182,835.86
 1/31/1998     $161,014.73     $150,892.68      9/30/2001     $159,206.65     $168,071.44
 2/28/1998     $175,339.11     $161,775.81     10/31/2001     $161,642.60     $171,276.36
 3/31/1998     $180,616.52     $170,060.13     11/30/2001     $172,952.36     $184,414.34
 4/30/1998     $181,262.73     $171,771.05     12/31/2001     $174,536.72     $186,029.89
 5/31/1998     $178,462.48     $168,818.68      1/31/2002     $172,258.63     $183,315.09
 6/30/1998     $188,909.59     $175,675.91      2/28/2002     $169,104.36     $179,779.86
 7/31/1998     $182,385.53     $173,805.23      3/31/2002     $175,588.15     $186,541.22
 8/31/1998     $151,144.07     $148,676.89      4/30/2002     $165,599.60     $175,231.62
 9/30/1998     $159,116.03     $158,201.29      5/31/2002     $164,372.94     $173,940.62
10/31/1998     $169,350.30     $171,069.64      6/30/2002     $153,332.97     $161,550.91
11/30/1998     $184,863.31     $181,437.81      7/31/2002     $140,891.09     $148,957.30
12/31/1998     $197,062.89     $191,893.15      8/31/2002     $141,592.04     $149,935.29
 1/31/1999     $205,123.99     $199,917.40      9/30/2002     $126,521.60     $133,640.43
 2/28/1999     $193,714.44     $193,704.19     10/31/2002     $137,035.86     $145,402.90
 3/31/1999     $198,427.08     $201,454.04     11/30/2002     $144,395.84     $153,961.17
 4/30/1999     $204,255.87     $209,255.40     12/31/2002     $136,540.86     $144,916.33
 5/31/1999     $207,108.26     $204,314.13      1/31/2003     $132,998.94     $141,120.03
 6/30/1999     $219,757.99     $215,653.10      2/28/2003     $131,227.99     $139,002.69
 7/31/1999     $214,484.71     $208,919.39      3/31/2003     $132,290.56     $140,352.30
 8/31/1999     $214,360.66     $207,885.78      4/30/2003     $142,916.31     $151,913.14
 9/30/1999     $208,158.09     $202,186.82      5/31/2003     $150,354.33     $159,917.01
10/31/1999     $213,988.50     $214,981.34      6/30/2003     $151,948.19     $161,957.04
11/30/1999     $216,717.63     $219,351.48      7/31/2003     $154,427.54     $164,812.57
12/31/1999     $239,098.70     $232,270.43      8/31/2003     $157,261.07     $168,026.82
 1/31/2000     $226,441.35     $220,600.61      9/30/2003     $155,667.21     $166,242.45
 2/29/2000     $237,151.41     $216,424.75     10/31/2003     $164,344.90     $175,646.79

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Microsoft Corporation                        2.70

General Electric Company                     2.58

Wal-Mart Stores, Inc.                        2.58

Citigroup, Inc.                              2.44

Exxon Mobil Corporation                      2.40

Pfizer, Inc.                                 2.33

Intel Corporation                            1.74

Procter & Gamble Company                     1.67

International Business Machines Corp.        1.50

Bank of America Corporation                  1.49

Total                                       21.43

SECTOR DIVERSIFICATION, October 31, 2003
                               % of Fund Holdings

                                      S&P
                         Portfolio    500      Difference

Financial                  21.7      21.0        0.7

Information Tech.          17.0      17.9       -0.9

Health Care                12.6      13.2       -0.6

Consumer Staples           11.7      11.4        0.3

Consumer Discr.            11.4      11.4        0.0

Industrials                10.8      10.6        0.2

Energy                      5.4       5.4        0.0

Telecommunications          3.7       3.4        0.3

Materials                   3.1       2.9        0.2

Utilities                   2.6       2.8       -0.2

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Enhanced Index Core Equity Fund changed its investment objective, strategies and policies in December 2000; the performance results shown above would not necessarily have been achieved had the Fund's current investment objective, strategies and policies been in effect for the periods for which performance results are presented. The Standard & Poor's 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. "Standard & Poor's 500 Index(R)" is a trademark of The McGraw-Hill
Companies, Inc. and has been licensed for use by David L. Babson &
Company Inc. The DLB Enhanced Index Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors.
Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index, while maintaining risk characterisitics similar to those of the benchmark.






--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003
INCEPTION DATE:
    December 19, 2000

BENCHMARK:
Russell 1000 Growth

MANAGER TENURE:
Mr. Farrell:
    Since Inception
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $20.2 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941831


PORTFOLIO MANAGERS
MICHAEL F. FARRELL
Managing Director

David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

CHRIS C. CAO, CFA
Managing Director

David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.40%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Enhanced Index Growth Fund returned +21.42% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Growth Index, which returned +21.82% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnancy, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
Working against the Fund during the Reporting Period was the persistent market trend of high beta stocks characterized by generally volatile earnings, poor balance sheets, low stock prices and high debt levels outperforming quality companies. As a result, most bottom-up quantitative factors failed.

Growth strategies, however, captured much of the market's positive investor sentiment during the Reporting Period and this contributed to the absolute results for the Fund. With respect to portfolio construction, the Fund also benefited from overweightings in the health care and consumer discretionary sectors. Working against Fund results for the Reporting Period was a highly correlated market dynamic whereby the performance disparity between stocks of differing styles and capitalizations was minimal. This was in place for the majority of 2003 and was most noticeably an issue in models associated with growth characteristics.

Total Returns (%)
for the periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-   12/19/00-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB ENHANCED         16.51       21.42      -9.81
INDEX GROWTH

RUSSELL 1000         16.81       21.82     -11.65
GROWTH INDEX

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


             DLB Enhanced  Russell 1000                DLB Enhanced  Russell 1000
             Index Growth  Growth Index                Index Growth  Growth Index
             ------------  ------------                ------------  ------------
12/19/2000     $100,000      $100,000      5/31/2002     $ 73,168      $ 68,401
12/31/2000     $103,900      $ 98,463      6/30/2002     $ 66,562      $ 62,074
 1/31/2001     $110,300      $105,265      7/31/2002     $ 62,358      $ 58,661
 2/28/2001     $ 91,900      $ 87,394      8/31/2002     $ 62,358      $ 58,837
 3/31/2001     $ 82,500      $ 77,884      9/30/2002     $ 56,252      $ 52,734
 4/30/2001     $ 92,600      $ 87,734     10/31/2002     $ 61,257      $ 57,571
 5/31/2001     $ 91,300      $ 86,443     11/30/2002     $ 64,360      $ 60,698
 6/30/2001     $ 89,500      $ 84,441     12/31/2002     $ 60,025      $ 56,505
 7/31/2001     $ 87,000      $ 82,331      1/31/2003     $ 58,620      $ 55,134
 8/31/2001     $ 80,700      $ 75,598      2/28/2003     $ 58,319      $ 54,881
 9/30/2001     $ 73,200      $ 68,050      3/31/2003     $ 59,322      $ 55,902
10/31/2001     $ 76,600      $ 71,621      4/30/2003     $ 63,839      $ 60,036
11/30/2001     $ 83,300      $ 78,501      5/31/2002     $ 66,851      $ 63,032
12/31/2001     $ 83,378      $ 78,353      6/30/2002     $ 67,754      $ 63,900
 1/31/2002     $ 82,076      $ 76,969      7/31/2002     $ 69,360      $ 65,491
 2/28/2002     $ 78,873      $ 73,775      8/31/2002     $ 70,966      $ 67,120
 3/31/2002     $ 81,676      $ 76,327      9/30/2002     $ 70,464      $ 66,401
 4/30/2002     $ 75,170      $ 70,097     10/31/2002     $ 74,379      $ 70,131


The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

General Electric Company                     5.20

Microsoft Corporation                        4.53

Pfizer, Inc.                                 4.45

Intel Corporation                            4.17

Wal-Mart Stores, Inc.                        2.98

Johnson & Johnson                            2.87

Cisco Systems, Inc.                          2.53

Procter & Gamble Company                     1.90

Home Depot, Inc.                             1.62

Coca-Cola Company                            1.54

Total                                       31.79

SECTOR DIVERSIFICATION, October 31, 2003
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                    Growth

Technology                 24.4      23.8        0.6

Health Care                22.8      23.6       -0.8

Consumer Discr.            18.0      17.7        0.3

Financial                  11.6      10.4        1.2

Consumer Staples            8.3       8.6       -0.3

Other                       6.5       6.8       -0.3

Producer Durables           3.7       3.6        0.1

Autos & Transport           1.6       1.7       -0.1

Materials & Process.        1.1       1.3       -0.2

Energy                      1.0       1.0        0.0

Utilities                   1.0       1.5       -0.5

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index, while maintaining risk characterisitics similar to those of the benchmark.






--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003
INCEPTION DATE:
    December 19, 2000

BENCHMARK:
    Russell 1000 Value

MANAGER TENURE:
Mr. Farrell:
    Since Inception
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $28.3 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941849


PORTFOLIO MANAGERS
MICHAEL F. FARRELL
Managing Director
David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

CHRIS C. CAO, CFA
Managing Director
David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.22%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Enhanced Index Value Fund returned +21.87% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index, which returned +22.87% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnancy, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
During the Reporting Period, small size and relatively high beta factors drove performance results in the stocks that comprise the Fund's benchmark. This contributed to the Fund's relative underperformance. Also working against Fund results was the persistent market trend of stocks characterized by generally volatile earnings, poor balance sheets, low stock prices and high debt levels outperforming quality companies.

A key factor to generating outperformance during the Reporting Period would have been to tilt portfolios toward risk factors such as high beta or increased exposure to economic growth factors. However, the Fund's investment process does not incorporate macroeconomic bets such as these and therefore failed to outpace the benchmark. It is worth noting, however, that the month of September offered encouraging news, as many quantitative factors posted positive stock selection.

Total Returns (%)
for the periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-   12/19/00-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB ENHANCED         16.53       21.87       1.09
INDEX VALUE

RUSSELL 1000         16.75       22.87      -0.11
VALUE INDEX

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


             DLB Enhanced Russell 1000                DLB Enhanced Russell 1000
              Index Value  Value Fund                  Index Value  Value Fund
              ----------   ----------                  ----------   ----------
12/19/2000     $100,000     $100,000      5/31/2002     $101,888     $ 98,648
12/31/2000     $105,100     $103,428      6/30/2002     $ 96,413     $ 92,984
 1/31/2001     $104,000     $103,826      7/31/2002     $ 87,897     $ 84,340
 2/28/2001     $101,200     $100,939      8/31/2002     $ 88,607     $ 84,977
 3/31/2001     $ 97,900     $ 97,372      9/30/2002     $ 78,874     $ 75,528
 4/30/2001     $102,500     $102,147     10/31/2002     $ 84,653     $ 81,124
 5/31/2001     $104,700     $104,442     11/30/2002     $ 89,418     $ 86,235
 6/30/2001     $102,300     $102,125     12/31/2002     $ 85,955     $ 82,489
 7/31/2001     $102,500     $101,908      1/31/2003     $ 83,894     $ 80,492
 8/31/2001     $ 98,500     $ 97,826      2/28/2003     $ 81,832     $ 78,346
 9/30/2001     $ 92,200     $ 90,941      3/31/2003     $ 81,729     $ 78,476
10/31/2001     $ 91,800     $ 90,158      4/30/2003     $ 88,531     $ 85,384
11/30/2001     $ 96,900     $ 95,400      5/31/2003     $ 94,200     $ 90,894
12/31/2001     $ 99,455     $ 97,647      6/30/2003     $ 95,231     $ 92,031
 1/31/2002     $ 99,150     $ 96,894      7/31/2003     $ 96,570     $ 93,403
 2/28/2002     $ 99,353     $ 97,050      8/31/2003     $ 97,807     $ 94,857
 3/31/2002     $104,321     $101,641      9/30/2003     $ 96,983     $ 93,931
 4/30/2002     $101,584     $ 98,156     10/31/2003     $103,166     $ 99,680

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------


TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Citigroup, Inc.                              4.75

Exxon Mobil Corporation                      4.75

Bank of America Corporation                  2.57

Altria Group, Inc.                           1.84

Verizon Communications, Inc.                 1.79

J.P. Morgan Chase & Company                  1.59

Wachovia Corporation                         1.55

SBC Communications, Inc.                     1.54

Chevron Texaco Corporation                   1.53

Wells Fargo & Company                        1.41

Total                                       23.32


SECTOR DIVERSIFICATION, October 31, 2003
                              % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                     Value

Financial                  37.4      36.2        1.2

Utilities                  12.6      12.8       -0.2

Consumer Discr.             9.4      10.5       -1.1

Integrated Oils             8.3       8.0        0.3

Technology                  6.3       6.8       -0.5

Consumer Staples            6.2       5.9        0.3

Producer Durables           5.2       4.4        0.8

Materials & Process.        5.1       5.6       -0.5

Health Care                 3.3       3.6       -0.3

Autos & Transport           2.6       2.8       -0.2

Energy                      1.9       1.8        0.1

Other                       1.7       1.6        0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium sized companies.







--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    December 19, 2000

BENCHMARK:
    Russell 2000 Value

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $83.2 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP #: 232941823

PORTFOLIO MANAGER
LANCE F. JAMES
Managing Director

David L. Babson & Company-
    Since 1986


* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
0.98%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Small Capitalization Value Fund returned +38.13% for the one-year period ended October 31, 2003 (the "Reporting Period"), trailing its benchmark, the Russell 2000 Value Index(R), which returned +40.29% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnation, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic. This created an "uphill battle" for funds whose investment processes seek quality companies through fundamental, bottom-up analysis.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
The DLB Small Capitalization Value Fund's underperformance during the Reporting Period was driven by stock selection in the producer durables and consumer discretionary sector. In producer durables, where the Fund's holdings did advance favorably, pockets of stock-specific weakness led to underperformance versus the benchmark. In consumer discretionary, waning consumer confidence and spending over the Reporting Period impacted retail-oriented holdings including La-Z-Boy, the home furnishings manufacturer, and Ultimate Electronics, an electronics retailer.

The Fund did experience many areas of favorable results during the Reporting Period. Of particular note was stock selection contribution in the financial services, materials and processing and technology sectors. In each of these sectors, the Fund's holdings advanced considerably over those of the benchmark. Additionally, a number of the Fund's stable franchises in the health care sector, including Polymedica and Respironics, added value during the Reporting Period. While sector positioning is a fall-out of the Fund's emphasis on bottom-up stock selection, it is also worth noting that a number of the Fund's sector weightings versus the benchmark were additive to performance during the Reporting Period.

Total Returns (%)
for the periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-   12/19/00-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB SMALL CAP        31.01       38.13      10.39
VALUE

RUSSELL 2000 VALUE   30.58       40.29      14.01
INDEX

RUSSELL 2000 INDEX   33.30       43.37       6.15


Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


               DLB Small     Russell                                 DLB Small     Russell
               Cap Value       2000       Russell                    Cap Value       2000       Russell
                 Fund         Value        2000                        Fund         Value        2000
                 ----         -----        ----                        ----         -----        ----
12/18/2000     $100,000     $100,000     $100,000      5/31/2002     $119,568     $132,902     $107,360
12/31/2000     $102,997     $106,265     $104,470      6/30/2002     $114,715     $129,960     $102,033
 1/31/2001     $105,200     $109,198     $109,909      7/31/2002     $100,581     $110,650     $ 86,623
 2/28/2001     $102,597     $109,047     $102,697      8/31/2002     $ 99,755     $110,159     $ 86,403
 3/31/2001     $ 98,994     $107,298     $ 97,674      9/30/2002     $ 94,178     $102,290     $ 80,198
 4/30/2001     $105,300     $112,265     $105,315     10/31/2002     $ 96,140     $103,829     $ 82,769
 5/31/2001     $107,602     $115,152     $107,903     11/30/2002     $101,200     $112,114     $ 90,156
 6/30/2001     $110,004     $119,785     $111,629     12/31/2002     $ 98,146     $107,324     $ 85,136
 7/31/2001     $108,403     $117,099     $105,587      1/31/2003     $ 96,382     $104,302     $ 82,780
 8/31/2001     $101,896     $116,693     $102,177      2/28/2003     $ 93,685     $100,796     $ 80,278
 9/30/2001     $ 94,289     $103,811     $ 88,422      3/31/2003     $ 93,581     $101,872     $ 81,312
10/31/2001     $ 97,192     $106,523     $ 93,597      4/30/2003     $101,362     $111,549     $ 89,022
11/30/2001     $101,396     $114,177     $100,843      5/31/2003     $107,587     $122,938     $ 98,575
12/31/2001     $106,455     $121,168     $107,067      6/30/2003     $109,351     $125,021     $100,359
 1/31/2002     $108,210     $122,776     $105,953      7/31/2003     $117,235     $131,256     $106,638
 2/28/2002     $108,313     $123,523     $103,050      8/31/2003     $123,668     $136,242     $111,527
 3/31/2002     $116,883     $132,774     $111,332      9/30/2003     $121,385     $134,679     $109,469
 4/30/2002     $122,872     $137,448     $112,347     10/31/2003     $132,798     $145,661     $118,662

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

PolyMedica Corporation                       4.04

Carlisle Companies, Inc.                     3.86

Mohawk Industries, Inc.                      3.27

Energen Corporation                          2.77

New York Community Bancorp, Inc.             2.63

PSS World Medical, Inc.                      2.60

Intertape Polymer Group, Inc.                2.50

Enesco Group, Inc.                           2.49

Cash America International, Inc.             2.39

A.O. Smith Corporation                       2.24

Total                                       28.79


SECTOR DIVERSIFICATION, October 31, 2003
                              % of Fund Holdings

                                     R2000
                         Portfolio   Value    Difference

Financial                  29.9      32.0       -2.1

Consumer Discr.            20.1      17.3        2.8

Materials & Process.       12.8      11.5        1.3

Health Care                10.9       4.2        6.7

Producer Durables           8.5       8.2        0.3

Utilities                   5.6       6.2       -0.6

Technology                  4.9       7.6       -2.7

Other                       4.0       0.8        3.2

Autos & Transport           3.3       5.4       -2.1

Consumer Staples            0.0       2.7       -2.7

Integrated Oils             0.0       0.1       -0.1

Energy                      0.0       4.0       -4.0

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.





--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    July 20, 1998

BENCHMARK: Russell 2000

MANAGER TENURE:
Mr. Szczygiel:
    Since Inception
Mr. Baumbach:
    Since November 1999

TOTAL ASSETS: $451.0 million

TICKER SYMBOL: DLBMX

Total Expense Ratio: 1.14%

Cusip #: 232941807


PORTFOLIO MANAGERS
PAUL SZCZYGIEL, CFA
Managing Director
David L. Babson & Company-
    Since 1996

ROBERT BAUMBACH, CFA
Managing Director
David L. Babson & Company-
    Since 1999
Putnam Investments-
    5 years

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Small Company Opportunities Fund returned +32.08% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the Russell 2000 Index(R), which returned +43.37% for the same time period.

MARKET HIGHLIGHTS
Equity market performance during the first half of the Reporting Period fluctuated around war-related anxiety and an overall environment of economic stagnation, which generated considerable market volatility. This combination left investors in a virtual holding pattern, which resulted in an atmosphere of uncertainty that affected nearly all areas of the market.

As uncertainty regarding the Iraqi conflict lifted during the second half of the Reporting Period, equity markets benefited from a surge in positive investor psychology and renewed interest in stock investing. Companies associated with shaky fundamentals, low stock prices and higher risk characteristics quickly emerged as key beneficiaries of this changing investor dynamic. This created an "uphill battle" for funds whose investment processes seek quality companies through fundamental, bottom-up analysis.

With respect to the overall economy, however, the Reporting Period ended strongly, fueled by largely positive corporate profit reports, improving fundamentals and a continuation of favorable fiscal and economic stimuli.

PORTFOLIO HIGHLIGHTS
During the Reporting Period the DLB Small Company Opportunities Fund was hurt by a market environment favoring companies associated with higher risk characteristics than those typically favored by the Fund's investment strategy. The Fund underperformed its benchmark principally due to stock selection in the consumer discretionary and technology sectors. Results were most disappointing in consumer discretionary, where a few of the Fund's service-oriented companies suffered a slowdown in business. Also, the consumer discretionary sector is an area in which the Fund typically holds an underweight position due to the inability to identify sustainable competitive advantages among the traditional retail companies that comprise a large part of the sector. This further detracted from results. In technology, where the dynamic favoring higher risk names was most pronounced, the Fund had a number of strong performers, but its holdings failed to advance at the brisk pace of the benchmark's positions.

Stock selection in the financial services, health care and materials and processing sectors was highly favorable during the Reporting Period. Several of the Fund's health care holdings, principally Pharmaceutical Resources and Taro Pharmaceuticals, added considerable value. Another strong performer over the Reporting Period was Garmin, a worldwide provider of navigation, communications and information devices in the producer durables sector.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                      5/1/03-  11/1/02-    11/1/98-  7/20/98-
                     10/31/03  10/31/03    10/31/03  10/31/03
------------------------------------------------------------

DLB SMALL            21.47       32.08      18.74      12.89
COMP. OPPS.

RUSSELL 2000         33.30       43.37       8.34       3.94
INDEX

RUSSELL 2000         30.58       40.29      11.93       7.63
VALUE INDEX

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/20/98


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                  Small                          Russell                         Small                          Russell
                 Company         Russell          2000                          Company         Russell          2000
              Opportunities       2000            Value                      Opportunities       2000            Value
              -------------       ----            -----                      -------------       ----            -----
 7/19/1998     $100,000.00     $100,000.00     $100,000.00      3/31/2001     $138,408.93     $100,948.18     $108,639.66
 7/31/1998     $ 95,100.00     $ 90,856.29     $ 91,496.58      4/30/2001     $154,256.41     $108,845.32     $113,668.18
 8/31/1998     $ 74,300.00     $ 73,213.85     $ 77,167.46      5/31/2001     $163,035.23     $111,520.70     $116,591.11
 9/30/1998     $ 77,700.00     $ 78,943.39     $ 81,525.36      6/30/2001     $168,393.74     $115,371.45     $121,282.14
10/31/1998     $ 80,400.00     $ 82,162.98     $ 83,946.09      7/31/2001     $166,227.53     $109,126.48     $118,562.40
11/30/1998     $ 82,100.00     $ 86,467.71     $ 86,218.32      8/31/2001     $163,605.29     $105,601.85     $118,151.66
12/31/1998     $ 86,100.00     $ 91,818.49     $ 88,921.87      9/30/2001     $152,546.25     $ 91,386.51     $105,108.89
 1/31/1999     $ 83,600.00     $ 93,038.66     $ 86,903.53     10/31/2001     $159,044.86     $ 96,734.49     $107,854.22
 2/28/1999     $ 78,700.00     $ 85,503.04     $ 80,970.20     11/30/2001     $167,709.67     $104,223.37     $115,604.17
 3/31/1999     $ 77,400.00     $ 86,837.87     $ 80,302.21     12/31/2001     $174,931.20     $110,656.39     $122,682.11
 4/30/1999     $ 82,600.00     $ 94,619.19     $ 87,632.91      1/31/2002     $176,763.58     $109,505.43     $124,310.57
 5/31/1999     $ 87,100.00     $ 96,001.29     $ 90,326.46      2/28/2002     $170,411.33     $106,504.26     $125,067.42
 6/30/1999     $ 94,100.00     $100,342.43     $ 93,597.05      3/31/2002     $181,405.61     $115,064.24     $134,433.72
 7/31/1999     $ 94,700.00     $ 97,589.11     $ 91,375.73      4/30/2002     $186,536.28     $116,112.86     $139,165.95
 8/31/1999     $ 92,400.00     $ 93,977.44     $ 88,035.60      5/31/2002     $181,405.61     $110,959.57     $134,563.28
 9/30/1999     $ 92,000.00     $ 93,997.96     $ 86,275.51      6/30/2002     $175,175.52     $105,454.01     $131,584.07
10/31/1999     $ 88,600.00     $ 94,378.67     $ 84,549.22      7/31/2002     $151,504.80     $ 89,527.22     $112,033.56
11/30/1999     $ 94,000.00     $100,013.96     $ 84,987.40      8/31/2002     $149,549.90     $ 89,299.23     $111,535.70
12/31/1999     $ 97,981.60     $111,335.54     $ 87,598.61      9/30/2002     $140,508.49     $ 82,886.32     $103,568.55
 1/31/2000     $100,725.90     $109,547.63     $ 85,307.92     10/31/2002     $143,685.20     $ 85,543.82     $105,126.62
 2/29/2000     $108,044.02     $127,637.89     $ 90,522.05     11/30/2002     $153,093.16     $ 93,178.08     $113,515.70
 3/31/2000     $118,208.09     $119,222.63     $ 90,946.42     12/31/2002     $152,846.40     $ 87,989.99     $108,665.53
 4/30/2000     $115,667.07     $112,048.39     $ 91,484.73      1/31/2003     $146,837.69     $ 85,554.68     $105,606.01
 5/31/2000     $114,142.46     $105,518.02     $ 90,088.66      2/28/2003     $144,834.79     $ 82,969.61     $102,055.80
 6/30/2000     $126,440.98     $114,716.13     $ 92,721.05      3/31/2003     $142,831.89     $ 84,037.97     $103,145.79
 7/31/2000     $126,034.42     $111,025.37     $ 95,810.42      4/30/2003     $156,226.29     $ 92,006.24     $112,943.06
 8/31/2000     $131,827.94     $119,496.70     $100,093.84      5/31/2003     $165,865.25     $101,879.63     $124,475.00
 9/30/2000     $133,860.75     $115,984.63     $ 99,526.40      6/30/2003     $167,617.79     $103,723.53     $126,584.15
10/31/2000     $129,286.92     $110,807.07     $ 99,173.08      7/31/2003     $174,878.31     $110,213.38     $132,896.58
11/30/2000     $124,001.61     $ 99,432.58     $ 97,154.19      8/31/2003     $183,515.82     $115,266.29     $137,944.73
12/31/2000     $133,848.51     $107,972.09     $107,593.29      9/30/2003     $177,006.39     $113,139.11     $136,362.55
 1/31/2001     $140,575.14     $113,593.49     $110,563.14     10/31/2003     $189,774.89     $122,640.18     $147,481.50
 2/28/2001     $137,154.82     $106,140.12     $110,410.52

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Arbitron, Inc.                               2.60

Sterling Bancorp                             2.55

Technitrol, Inc.                             2.54

Micrel, Inc.                                 2.48

Webster Financial Corporation                2.42

Eaton Vance Corporation                      2.28

LSI Industries, Inc.                         2.26

Actel Corporation                            2.25

Roper Industries, Inc.                       2.13

Saga Communications, Inc.                    2.10

Total                                       23.61

SECTOR DIVERSIFICATION, October 31, 2003
                              % of Fund Holdings

                                    Russell
                         Portfolio   2000     Difference

Financial                  21.1      22.4       -1.3

Producer Durables          19.9       8.1       11.8

Technology                 14.3      15.6       -1.3

Consumer Discr.            12.9      18.8       -5.9

Autos & Transport           7.6       4.4        3.2

Health Care                 7.4      12.8       -5.4

Materials & Process.        6.6       8.0       -1.4

Energy                      5.9       3.4        2.5

Other                       1.7       0.4        1.3

Consumer Staples            1.6       1.9       -0.3

Utilities                   1.0       4.1       -3.1

Integrated Oils             0.0       0.0        0.0

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Small Company Opportunities Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001; the performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

The Fund's benchmark index is the Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. The Manager will omit reference to the Russell 2000 Value Index as a benchmark of performance for the Fund in the Fund's Prospectus for the fiscal year ending October 31, 2003 because the Manager believes the Russell 2000 Value Index does not reflect the core strategy/style currently employed by the Fund as well as the Russell 2000 Index. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB International Fund seeks long-term growth of capital through investment primarily in equity securities of foreign companies. Income is an incidental consideration.

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    November 2, 1999

BENCHMARK: MSCI EAFE Index

MANAGER TENURE:
Tom Mermagen:
    September 2002-present

TOTAL ASSETS: $15.6 million

Ticker Symbol: DLBIX

NET EXPENSE RATIO*: 1.00%

CUSIP #: 232941880


PORTFOLIO MANAGER
TOM MERMAGEN
First State Investments-
    Since 2002
Schroder Investment
    Management-10 years



* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual
Total Expense Ratio would have
been 1.96%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB International Fund returned +17.00% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the MSCI EAFE Index(R), which returned +27.57% for the same time period.

MARKET HIGHLIGHTS
In the early part of the Reporting Period, international equity markets were dominated by uncertainties surrounding global economic growth, the conflict in Iraq, the North Korean nuclear weapons program and corporate accounting irregularities. Weakness in the U.S. economy and little or no growth coming from Europe and Japan also created a negative backdrop for global economic growth at the beginning of the 2003. However, the second half of the Reporting Period featured an end in hostilities in Iraq, improving U.S. economic fundamentals and the containment of the SARS epidemic, providing a solid foundation for global equity market advances.

More recently, corporate cash flows and balance sheets have generally surprised on the upside, with many companies benefiting from restructuring initiatives and lower global interest rates. Signs of a recovery in demand and better company results have also generally raised investor optimism.

PORTFOLIO HIGHLIGHTS
During the Reporting Period, the Fund underperformed its benchmark primarily due to momentum-led global equity markets that saw many high quality stocks in which the Fund invests lag the overall market.

Performance was negatively affected by Munich Re (Germany - Reinsurance), which declined following poor earnings results and further write-downs of its investment portfolio. Koninklijke Ahold (Netherlands - Retailer) also detracted from performance after it restated earnings results for the past three years, forcing the company's CEO and CFO to resign. Further impacting results on the downside was Sony (Consumer Discretionary), which was hurt by weaker than expected fourth quarter results and declining sales.

Adding value during the Reporting Period was Vodafone (UK - Telecommunication Services), which delivered higher than expected earnings, Mitsui (Japan - Diversified Industry), which benefited from improving demand in the resources industry, and Adecco (Switzerland - Commercial Services), which gained after its third quarter earnings report showed rising profits due to cost cutting.

Total Returns (%)
for periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-   11/2/99-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB INT'L            20.89       17.00      -8.22

MSCI EAFE            25.02       27.57      -5.01
INDEX

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 11/2/99


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


                    DLB             MSCI                             DLB             MSCI
               International        EAFE                        International        EAFE
                    Fund            Index                            Fund            Index
                    ----            -----                            ----            -----
 11/1/1999     $ 100,000.00     $ 100,000.00     11/30/2001     $  72,005.66     $  76,065.64
11/30/1999     $ 106,900.00     $ 103,551.71     12/31/2001     $  73,581.51     $  76,519.09
12/31/1999     $ 117,000.00     $ 112,865.95      1/31/2002     $  69,837.89     $  72,459.10
 1/31/2000     $ 110,300.00     $ 105,714.25      2/28/2002     $  71,257.88     $  72,970.86
 2/29/2000     $ 119,300.00     $ 108,580.04      3/31/2002     $  75,388.77     $  76,954.64
 3/31/2000     $ 121,400.00     $ 112,809.99      4/30/2002     $  75,905.14     $  77,511.95
 4/30/2000     $ 116,000.00     $ 106,893.89      5/31/2002     $  75,905.14     $  78,563.45
 5/31/2000     $ 112,200.00     $ 104,304.14      6/30/2002     $  74,226.96     $  75,465.40
 6/30/2000     $ 114,500.00     $ 108,407.68      7/31/2002     $  65,836.09     $  68,021.20
 7/31/2000     $ 111,500.00     $ 103,883.90      8/31/2002     $  65,061.54     $  67,882.91
 8/31/2000     $ 113,400.00     $ 104,806.88      9/30/2002     $  57,187.03     $  60,609.57
 9/30/2000     $ 110,000.00     $  99,724.40     10/31/2002     $  60,672.47     $  63,871.76
10/31/2000     $ 105,800.00     $  97,388.98     11/30/2002     $  63,512.46     $  66,778.78
11/30/2000     $  99,800.00     $  93,757.70     12/31/2002     $  60,286.57     $  64,538.36
12/31/2000     $ 104,805.39     $  97,112.10      1/31/2003     $  57,676.76     $  61,848.94
 1/31/2001     $ 103,524.15     $  97,066.31      2/28/2003     $  54,936.46     $  60,435.11
 2/28/2001     $  94,555.47     $  89,796.53      3/31/2003     $  54,023.03     $  59,292.98
 3/31/2001     $  85,586.80     $  83,851.04      4/30/2003     $  58,720.68     $  65,172.33
 4/30/2001     $  90,968.00     $  89,732.10      5/31/2003     $  62,374.42     $  69,181.76
 5/31/2001     $  86,355.54     $  86,636.33      6/30/2003     $  63,679.32     $  70,893.99
 6/30/2001     $  81,230.58     $  83,125.60      7/31/2003     $  64,462.26     $  72,620.70
 7/31/2001     $  79,564.97     $  81,619.76      8/31/2003     $  66,028.15     $  74,387.06
 8/31/2001     $  75,849.38     $  79,569.10      9/30/2003     $  67,724.52     $  76,694.95
 9/30/2001     $  68,546.31     $  71,527.75     10/31/2003     $  70,986.78     $  81,480.14
10/31/2001     $  70,211.92     $  73,356.76

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Vodafone AirTouch PLC                        3.77

Total SA                                     3.08

Glaxo SmithKline PLC                         2.94

Royal Dutch Petroleum Company                2.56

Nestle SA Registered                         2.47

ABN AMRO Holding NV                          2.12

BNP Paribas SA                               2.10

Koninklijke Philips Electronics NV           2.08

Royal Bank of Scotland Group PLC             2.05

Roche Holding AG                             2.00

Total                                       25.17


TOP 10 COUNTRIES, October 31, 2003
                              % of Fund Holdings

United Kingdom                              21.92

Japan                                       21.56

France                                      10.14

Netherlands                                  9.08

Switzerland                                  6.82

Germany                                      3.94

South Korea                                  3.24

Hong Kong                                    2.72

Australia                                    2.53

China                                        2.38

Total                                       84.33

Note: Portfolio Holdings and Top 10 Countries are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investments in securities of foreign issuers present special risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. It consists of 21 developed market country indices. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's investment subadvisor considers to be the developing markets around the world.





--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    November 1, 1999

BENCHMARK: MSCI EMF Index

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $37.3 million

TICKER SYMBOL: DLBEX

NET EXPENSE RATIO*: 1.75%

CUSIP #: 232941872


PORTFOLIO MANAGER
ANGUS J. TULLOCH
Head of Global Emerging
Markets/Asia Pacific (ex
Japan) Equities

First State Investments-
    (and Stewart Ivory & Co. Ltd.
    prior to its acquisition by
    Colonial First State)-
    Since 1991

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between
the Fund and its Manager.
Without this limitation, the
annual Total Expense Ratio
would have been 2.14%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Emerging Markets Fund returned +46.85% for the one-year period ended October 31, 2003 (the "Reporting Period"), underperforming its benchmark, the MSCI Emerging Markets Free Index(R), which returned +48.74% for the same time period.

MARKET HIGHLIGHTS
In the early part of the Reporting Period, Asian markets generally performed poorly as they were affected by the outbreak of the SARS epidemic, conflict in Iraq, North Korea's nuclear stance and the exposure of further corporate misdemeanors in South Korea. However, all Asian markets rebounded in the second half of the period as the post-war rally took hold and SARS fears subsided.

Most of the emerging market gains were recorded in second half of the Reporting Period. An improved global appetite for risk was largely responsible, as investors became more confident of a recovery in the U.S. and global economies. Firmer commodity prices have also benefited emerging markets. In addition, China's economy is currently expanding, providing a powerful engine of growth for many Asian economies.

PORTFOLIO HIGHLIGHTS
Top contributing stocks to performance over the Reporting period were EGCO (THAILAND - UTILITIES; as a result of increased interest preceding the anticipated restructuring in the utilities sector), Gedeon Richter (HUNGARY - PHARMACEUTICALS; due to a rebound from an undervalued position and an improving growth outlook for its key products), and Samsung Electronics (KOREA - ELECTRONICS; due to strong demand in its key product areas). SK Telecom (SOUTH KOREA - TELECOMMUNICATIONS; due to corporate governance concerns) and Premier Image (TAIWAN - MANUFACTURING); as a result of pressure on margins) were the primary detractors from performance results.

During the Reporting Period, the Fund increased its exposure to India, following a research visit to the country, which showed tangible evidence of structural reform, and an improvement in earnings outlook. Also, the Fund decreased its exposure to banks in Korea, following growing concerns on the outlook for loan growth and asset quality in this country, while increasing its exposure to the Thai banking industry.

Total Returns (%)
for periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-   11/1/99-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB EM               39.66       46.85       9.98

MSCI EMF             40.41       48.74       3.01
INDEX


Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 11/1/99


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                   DLB                                            DLB
                Emerging           MSCI                        Emerging           MSCI
                 Markets        EMF Index                       Markets        EMF Index
                 -------        ---------                       -------        ---------
10/31/1999     $100,000.00     $100,000.00     11/30/2001     $ 95,192.30     $ 77,087.76
11/30/1999     $108,100.00     $108,966.45     12/31/2001     $ 99,983.80     $ 83,206.61
12/31/1999     $122,600.00     $122,824.82      1/31/2002     $103,973.76     $ 86,026.31
 1/31/2000     $122,800.00     $123,556.86      2/28/2002     $108,198.43     $ 87,439.60
 2/29/2000     $124,300.00     $125,188.68      3/31/2002     $113,479.26     $ 92,699.21
 3/31/2000     $124,600.00     $125,799.63      4/30/2002     $114,887.49     $ 93,300.87
 4/30/2000     $116,100.00     $113,874.74      5/31/2002     $115,708.95     $ 91,814.31
 5/31/2000     $111,400.00     $109,166.94      6/30/2002     $110,428.12     $ 84,926.22
 6/30/2000     $121,300.00     $113,012.33      7/31/2002     $103,399.91     $ 78,467.01
 7/31/2000     $116,800.00     $107,200.16      8/31/2002     $103,988.07     $ 79,676.09
 8/31/2000     $118,200.00     $107,727.24      9/30/2002     $ 96,106.62     $ 71,079.75
 9/30/2000     $107,400.00     $ 98,320.94     10/31/2002     $ 99,635.63     $ 75,691.95
10/31/2000     $ 99,700.00     $ 91,192.38     11/30/2002     $104,929.14     $ 80,902.09
11/30/2000     $ 92,000.00     $ 83,219.08     12/31/2002     $102,252.04     $ 78,214.07
12/31/2000     $ 96,477.11     $ 85,228.25      1/31/2003     $101,294.17     $ 77,873.54
 1/31/2001     $106,638.74     $ 96,964.19      2/28/2003     $ 99,737.64     $ 75,771.74
 2/28/2001     $103,134.73     $ 89,371.78      3/31/2003     $ 95,427.25     $ 73,623.26
 3/31/2001     $ 93,907.50     $ 80,593.73      4/30/2003     $104,766.43     $ 80,181.03
 4/30/2001     $ 99,513.91     $ 84,576.01      5/31/2003     $112,908.28      $85,935.74
 5/31/2001     $102,667.52     $ 85,585.53      6/30/2003     $117,098.94      $90,833.61
 6/30/2001     $103,718.73     $ 83,828.73      7/31/2003     $125,121.06      $96,522.29
 7/31/2001     $ 98,462.71     $ 78,531.55      8/31/2003     $131,945.84     $103,000.84
 8/31/2001     $ 95,192.30     $ 77,756.92      9/30/2003     $135,298.37     $103,755.94
 9/30/2001     $ 82,461.06     $ 65,721.74     10/31/2003     $146,313.81     $112,585.32
10/31/2001     $ 87,249.88     $ 69,800.36

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2003
                                       % of Fund Assets

Samsung Electronics Co. Ltd. GDR 144A        4.99

China Resources Enterprises Ltd.             2.99

Pliva d.d. GDR 144A                          2.92

Hite Brewery Company Ltd.                    2.55

IOI Corporation                              2.39

Shangri-La Asia Ltd.                         2.18

Companhia de Bebidas das Americas ADR        2.12

Gold Fields Ltd.                             2.11

CNOOC Ltd.                                   2.08

Samsung Fire & Marine Insurance Co. Ltd.     2.05

Total                                       26.38


TOP 10 COUNTRIES, October 31, 2003
                              % of Fund Holdings

South Korea                                 15.07

India                                       11.41

China                                       10.11

South Africa                                 8.29

Brazil                                       7.89

Malaysia                                     7.04

Mexico                                       6.63

Taiwan                                       5.12

Thailand                                     4.84

Hungary                                      3.66

Total                                       80.06

Note: Portfolio Holdings and Top 10 Countries are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWNWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODSSHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index), a free float-adjusted market capitalization index measuring equity market performance in 26 global emerging markets. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.





--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE: July 25, 1995

BENCHMARK:
    Lehman Brothers
    Aggregate Bond Index

MANAGER TENURE:
Ms. Wilson Kibbe:
    October 21, 1999
Mr. Nagle:
    Since Inception

TOTAL ASSETS: $21.6 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP #: 232941104


PORTFOLIO MANAGERS
MARY WILSON KIBBE
Managing Director

David L. Babson & Company-
    Since 1999
MassMutual Life Insurance
    Company-17 years

DAVID L. NAGLE, CFA
Managing Director
David L. Babson & Company-
    Since 1986

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between
the Fund and its Manager.
Without this limitation, the
annual Total Expense Ratio
would have been 1.11%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Fixed Income Fund returned +5.79% for the one year period ended October 31, 2003 (the "Reporting Period"), outperforming its benchmark, the
Lehman Brothers Aggregate Bond Index(R), which returned +4.91% for the same time period.

MARKET HIGHLIGHTS
The beginning of 2003 was marked by uncertainty in the markets, with an impending conflict in Iraq and continued weak economic signals. Despite this landscape, corporate bonds performed strongly, as investors looked for yield and corporate America continued to take advantage of lower interest rates to improve balance sheets. Mortgages did not perform as well in 2003, as volatile interest rates resulted in underperformance for this asset class, especially versus credit sectors.

By the summer, there were more positive signs for the economy. Consumer spending climbed from first quarter dips, the housing market remained strong and the Federal Reserve continued its accommodative policy, reducing short-term interest rates to their lowest levels since 1958. In the late-summer reporting periods, many companies announced better than expected results and Gross Domestic Product figures for the 3rd quarter were the highest since 1984.

Despite all this positive news, unemployment remained high during the Reporting Period, peaking at just over 6.0%. However, the employment picture did begin to show signs of improvement in the latter months of the Reporting Period, albeit at a slow pace.

PORTFOLIO HIGHLIGHTS
The DLB Fixed Income Fund posted favorable performance for the Reporting Period relative to its benchmark, primarily due to the Fund's overweight exposure in corporate credits and the Fund's downward tilt in quality within the investment grade names held. Deleveraging, lower interest costs, and balance sheet repair contributed to healthier credit fundamentals and tightening corporate spreads. At the same time, investors continued to search for yield, keeping demand high. While corporate bonds on the lower end of the quality spectrum were the best performers within the corporate market during the period, the Fund's investment strategy restricts participation in non-investment grade securities. Also detracting from performance was the Fund's underweight in the utility sector for most of the year, which did well this year and represented a significant exposure in the benchmark index.

Treasury exposure remains underweight in the Fund, replaced by higher yielding corporate and mortgage-backed securities.

Although mortgages presented brief yet considerable opportunities for the Fund over the Reporting Period, due to significant interest rate volatility, the Fund has been cautious in its exposure to this asset class throughout the year, and as of the end of the Reporting Period held an underweight position.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/03

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                      5/1/03-   11/1/02-   11/1/98-  7/25/95-
                     10/31/03  10/31/03    10/31/03  10/31/03
------------------------------------------------------------

DLB FIXED             0.84        5.79       5.48       6.50
INCOME FUND

LEHMAN                0.57        4.91       6.54       7.34
BROTHERS AGGREGATE BOND INDEX

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                Lehman                                        Lehman
                                Brothers                                      Brothers
               DLB Fixed       Aggregate                     DLB Fixed       Aggregate
                 Income        Bond Index                      Income        Bond Index
                 ------        ----------                      ------        ----------
7/24/1995     $100,000.00     $100,000.00     30-Sep-99     $128,481.31     $131,041.61
31-Jul-95     $100,100.00     $100,284.65     31-Oct-99     $128,611.54     $131,525.10
31-Aug-95     $101,500.00     $101,494.96     30-Nov-99     $128,612.17     $131,515.68
30-Sep-95     $102,400.00     $102,482.36     31-Dec-99     $127,925.06     $130,881.48
31-Oct-95     $103,600.00     $103,815.12     31-Jan-00     $127,666.89     $130,452.93
30-Nov-95     $105,100.00     $105,370.78     29-Feb-00     $128,829.32     $132,030.57
31-Dec-95     $106,447.70     $106,849.52     31-Mar-00     $130,776.93     $133,769.91
31-Jan-96     $107,381.45     $107,559.07     30-Apr-00     $129,993.84     $133,386.88
29-Feb-96     $106,343.95     $105,689.45     31-May-00     $129,208.80     $133,325.65
31-Mar-96     $105,513.95     $104,954.78     30-Jun-00     $132,241.92     $136,099.47
30-Apr-96     $104,995.20     $104,364.54     31-Jul-00     $133,301.97     $137,334.90
31-May-96     $104,787.70     $104,152.61     31-Aug-00     $135,169.79     $139,325.40
30-Jun-96     $105,825.20     $105,551.30     30-Sep-00     $136,107.94     $140,201.34
31-Jul-96     $106,032.70     $105,840.14     31-Oct-00     $136,510.75     $141,129.10
31-Aug-96     $105,928.95     $105,662.75     30-Nov-00     $139,089.21     $143,436.68
30-Sep-96     $107,588.95     $107,504.13     31-Dec-00     $141,632.98     $146,097.49
31-Oct-96     $109,767.71     $109,885.50     31-Jan-01     $143,973.26     $148,486.72
30-Nov-96     $111,531.46     $111,767.68     28-Feb-01     $145,078.61     $149,780.22
31-Dec-96     $110,381.91     $110,728.48     31-Mar-01     $145,911.60     $150,532.15
31-Jan-97     $110,818.63     $111,067.56     30-Apr-01     $144,521.17     $149,907.38
28-Feb-97     $111,036.99     $111,343.83     31-May-01     $145,362.23     $150,811.58
31-Mar-97     $109,836.00     $110,109.98     30-Jun-01     $145,781.67     $151,381.41
30-Apr-97     $111,364.54     $111,758.26     31-Jul-01     $149,018.95     $154,765.89
31-May-97     $112,347.16     $112,814.73     31-Aug-01     $150,432.53     $156,538.18
30-Jun-97     $113,766.52     $114,153.77     30-Sep-01     $151,713.41     $158,362.28
31-Jul-97     $116,496.04     $117,232.13     31-Oct-01     $154,718.06     $161,676.12
31-Aug-97     $115,622.59     $116,232.17     30-Nov-01     $152,852.25     $159,447.00
30-Sep-97     $117,260.30     $117,946.38     31-Dec-01     $151,896.91     $158,434.49
31-Oct-97     $118,898.02     $119,657.46     31-Jan-02     $152,619.95     $159,716.54
30-Nov-97     $119,116.38     $120,208.46     28-Feb-02     $154,074.17     $161,264.26
31-Dec-97     $120,344.30     $121,418.77     31-Mar-02     $151,150.56     $158,582.07
31-Jan-98     $121,932.25     $122,977.58     30-Apr-02     $153,208.46     $161,657.49
28-Feb-98     $121,818.83     $122,884.96     31-May-02     $154,684.46     $163,030.81
31-Mar-98     $122,272.53     $123,307.23     30-Jun-02     $154,091.80     $164,441.18
30-Apr-98     $122,839.65     $123,950.84     31-Jul-02     $155,435.32     $166,424.73
31-May-98     $123,860.48     $125,126.63     31-Aug-02     $157,231.10     $169,234.24
30-Jun-98     $124,881.31     $126,187.80     30-Sep-02     $160,237.40     $171,975.69
31-Jul-98     $125,078.13     $126,456.24     31-Oct-02     $159,183.38     $171,191.65
31-Aug-98     $126,487.46     $128,514.23     30-Nov-02     $159,790.94     $171,146.47
30-Sep-98     $129,909.23     $131,523.53     31-Dec-02     $162,817.22     $174,681.26
31-Oct-98     $128,960.98     $130,828.11     31-Jan-03     $163,277.30     $174,830.61
30-Nov-98     $129,556.37     $131,570.62     28-Feb-03     $165,276.85     $177,250.80
31-Dec-98     $130,024.84     $131,966.21     31-Mar-03     $165,278.58     $177,113.71
31-Jan-99     $130,996.53     $132,908.08     30-Apr-03     $166,983.20     $178,575.59
28-Feb-99     $128,562.12     $130,587.93     31-May-03     $170,089.30     $181,905.11
31-Mar-99     $129,539.08     $131,311.61     30-Jun-03     $169,934.83     $181,543.75
30-Apr-99     $129,782.10     $131,727.61     31-Jul-03     $163,977.83     $175,440.21
31-May-99     $128,301.70     $130,573.80     31-Aug-03     $165,392.05     $176,604.57
30-Jun-99     $127,809.49     $130,157.81     30-Sep-03     $169,660.14     $181,279.14
31-Jul-99     $127,221.70     $129,603.67     31-Oct-03     $168,392.86     $179,589.64
31-Aug-99     $127,095.25     $129,537.74

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 HOLDINGS, October 31, 2003
                                       % of Fund Assets

U.S. Treasury Bond, 5.5%, 2028               3.35

U.S. Treasury Bond, 6.125%, 2029             2.94

J.P. Morgan Commercial Mortgage              2.06
    Fin. Corp. 1999-C7 A2, 6.507%, 2035

Government National Mortgage Assoc.,         1.92
    5%, 2033

Federal Home Loan Mortgage Corp.,            1.85
    4.5%, 2018

Federal Home Loan Mortgage Corp.,            1.72
    6%, 2028

Federal National Mortgage Association,       1.71
    5.5%, 2017

Federal National Mortgage Association,       1.46
    5%, 2033

U.S. Treasury Note, 3.25%, 2004              1.41

Federal Home Loan Mortgage Corp.,            1.27
    6.5%, 2032

Total                                       19.69


QUALITY BREAKDOWNS (%), Oct. 31, 2003
                                     % of Fund Holdings

Treasury                                      9.2

Agency                                       34.0

AAA                                           6.2

AA                                            4.5

A                                            18.3

BBB                                          26.0

Below BBB                                     1.8

Note: Portfolio Holdings and Quality Breakdowns are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index, an unmanaged index with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Securities in the Index are fixed rate (although can carry a coupon that steps up or changes according to a predetermined schedule), publicly issued, dollar-denominated and non convertible, of investment grade quality, and have at least one year to maturity and at least $200 million par amount outstanding. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.






--------------------------------------------------------------------------------

FUND FACTS
as of October 31, 2003

INCEPTION DATE:
    September 5, 2000

BENCHMARK:
    Lehman Brothers US
    Corporate High Yield

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $50.6 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP #: 232941864


PORTFOLIO MANAGERS
CLIFFORD M. NOREEN
Managing Director
David L. Babson & Company-
    Since 2000
MassMutual Life Insurance
    Company-15 years


JILL A. FIELDS
Managing Director
David L. Babson & Company-
    Since 2000
MassMutual Life Insurance
    Company-3 years



* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.02%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB High Yield Fund returned +33.04% for the one year period ended October 31, 2003 (the "Reporting Period"), slightly underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Index(R), which returned +33.77% for the same time period.

MARKET HIGHLIGHTS
At the beginning of 2003, the economic picture was somewhat mixed, with an impending war and many uncertainties on the horizon causing the stock market to decline. However, as the war drew to a quick close, markets rebounded, and consumer spending continued to improve largely fueled by a solid housing market. Gross Domestic Product has improved throughout 2003, paving the way for a boost in employment and laying a solid foundation for a business driven recovery rather than the consumer driven recovery we have seen thus far.

In a continuation of its accommodative policy, the Federal Reserve lowered short-term rates in June to their lowest level since 1958. This led to improved business sentiment and a continuation of the strong housing market. Since the accounting scandals of 2002, companies have been concentrating on repairing balance sheets, using this period of low interest rates to restructure their balance sheets and pay down debt. This lower-rate environment has seen many investors looking for higher yielding investments, which in turn has led to increased interest in high yield bonds. An improved economic outlook combined with declining default rates in the high yield market has contributed to the record inflows of $23.4 billion into the high yield market for the ten month period ended October 31, 2003.

PORTFOLIO HIGHLIGHTS
The high yield market, as measured by the Lehman Brothers U.S. Corporate High Yield Index, has performed well over the Reporting Period, with only the month of July posting negative returns.

The DLB High Yield Fund performed approximately in line with the benchmark over the Reporting Period, largely due to issuer selection. The Fund was positioned earlier in the year to capture undervalued securities that would benefit from a return in market confidence and an improving economic outlook. The Fund's overweight exposure to media issues within the communication sector had a positive impact on performance, while its exposure to the energy and health care sectors slightly detracted from performance. The best performing issue in the portfolio for 2003 through October was Special Devices, an industrial company specializing in automotive products. The worst performing issue for the same period was Healthsouth Corporation, a health care services company.

We continue to seek out investments that we believe have improving fundamentals and potential price appreciation.

Total Returns (%)
for periods ended 10/31/03

                                           Since
                     6 Months   1 Year   Inception
                     5/1/03-   11/1/02-    9/5/00-
                     10/31/03  10/31/03   10/31/03
--------------------------------------------------

DLB HIGH YIELD       11.13       33.04       8.98

LEHMAN                8.98       33.77       6.20
BROTHERS US
CORPORATE HIGH YIELD INDEX


Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 9/5/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                  Lehman                                         Lehman
                                 Brothers                                       Brothers
                   DLB        US Corp. High                       DLB        US Corp. High
                High Yield     Yield Index                     High Yield     Yield Index
                ----------     -----------                     ----------     -----------
  9/4/2000     $100,000.00     $100,000.00      4/30/2002     $103,924.78     $101,927.16
 9/30/2000     $ 99,799.40     $ 98,939.39      5/31/2002     $104,500.22     $101,400.67
10/31/2000     $ 99,702.16     $ 95,770.26      6/30/2002     $100,449.82     $ 93,925.41
11/30/2000     $ 95,860.05     $ 91,977.45      7/31/2002     $ 97,307.83     $ 89,821.93
12/31/2000     $ 98,943.01     $ 93,754.20      8/31/2002     $ 99,182.78     $ 92,383.00
 1/31/2001     $105,090.96     $100,777.78      9/30/2002     $ 98,945.78     $ 91,169.81
 2/28/2001     $103,858.73     $102,119.41     10/31/2002     $ 98,594.62     $ 90,375.04
 3/31/2001     $100,638.25     $ 99,715.36     11/30/2002     $103,847.46     $ 95,972.45
 4/30/2001     $ 98,860.66     $ 98,473.46     12/31/2002     $105,198.73     $ 97,314.52
 5/31/2001     $ 99,071.34     $100,246.57      1/31/2003     $107,507.61     $100,553.93
 6/30/2001     $ 97,585.43     $ 97,434.60      2/28/2003     $109,224.07     $101,794.96
 7/31/2001     $ 98,656.38     $ 98,868.69      3/31/2003     $111,563.70     $104,722.11
 8/31/2001     $ 99,085.90     $100,034.45      4/30/2003     $118,029.53     $110,936.46
 9/30/2001     $ 95,291.59     $ 93,311.82      5/31/2003     $120,160.48     $112,081.62
10/31/2001     $ 98,125.62     $ 95,619.78      6/30/2003     $123,939.11     $115,306.19
11/30/2001     $101,310.11     $ 99,108.01      7/31/2003     $123,297.77     $114,037.76
12/31/2001     $100,636.88     $ 98,703.70      8/31/2003     $125,219.08     $115,348.67
 1/31/2002     $101,646.12     $ 99,391.64      9/30/2003     $128,827.25     $118,501.96
 2/28/2002     $101,081.91     $ 98,004.78     10/31/2003     $131,165.49     $120,895.08
 3/31/2002     $103,237.42     $100,362.30

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

TOP 10 HOLDINGS, October 31, 2003
                                       % of Fund Assets

Telex Communications, Inc. 144A,             3.46
    11.5%, 2008

Allied Waste North America,                  2.15
    Series B, 10%, 2009

Majestic Star Casino LLC/Majestic Star       2.05
    Casino Capital 144A, 9.5%, 2010

Lyondell Chemical Co., 9.5%, 2008            1.98

AEP Industries, Inc., 9.875%, 2007           1.86

Tenneco Automotive, Inc. Series B,           1.85
    11.625%, 2009

EchoStar DBS Corp. 144A, 6.375%, 2011        1.82

Nextel Communications, Inc., 7.375%,         1.75
    2015

Vought Aircraft Industries, Inc. 144A,       1.64
    8%, 2011

Williams Scotsman, Inc., 9.875%, 2007        1.61

Total                                       20.17


QUALITY WEIGHTINGS (%), October 31, 2003
                                      % of Fund Holdings

BAA                                           1.6

BA                                           19.5

B                                            63.6

CAA                                          12.5

CA                                            1.4

Not Rated                                     1.4


Note: Portfolio Holdings and Quality Weightings are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE RETURNS SHOWN IN THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE RETURNS SHOWN ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE FUND'S RETURNS ALSO REFLECT AN EXPENSE LIMITATION IN EFFECT DURING THE PERIODS SHOWN; WITHOUT THIS EXPENSE LIMITATION, RETURNS WOULD HAVE BEEN LOWER.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazi, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The Yankee sector has been discontinued as of 7/1/00. The bonds in the former Yankee sector have not been removed from the index, but have been reclassified into other sectors. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

          This report and the Fund financial statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus. Investors should consider a Fund's investment objectives, risks, charges and expenses detailed in the current prospectus, which should be read carefully before investing.

          Market volatility can affect performance of a Fund, and current performance may be lower or higher than performance shown for each Fund in this report.

          Additional information about The DLB Fund Group, including a current prospectus, may be obtained, free of charge, by contacting The DLB Fund Group Coordinator at 1-877-766-0014.















                    Babson Securities Corporation
               One Memorial Drive, Cambridge, MA 02142
                             October 2003



23
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                                                                              24

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%

ISSUER                                       SHARES        VALUE
AEROSPACE & DEFENSE - 1.4%
Lockheed Martin Corporation                  30,100 $  1,395,436
                                                    ------------
BANKING - 5.6%
Citigroup, Inc.                              59,533    2,821,864
Freddie Mac                                  50,200    2,817,726
                                                    ------------
                                                       5,639,590
                                                    ------------
BEVERAGES, FOOD & TOBACCO - 3.5%
Anheuser-Busch Companies, Inc.               31,200    1,536,912
PepsiCo, Inc.                                43,000    2,056,260
                                                    ------------
                                                       3,593,172
                                                    ------------
CHEMICALS & PLASTICS - 1.1%
Air Products & Chemicals, Inc.               24,000    1,089,840
                                                    ------------
COSMETICS & PERSONAL CARE - 3.8%
Gillette Company (The)                       51,200    1,633,280
Procter & Gamble Company                     22,400    2,201,696
                                                    ------------
                                                       3,834,976
                                                    ------------
DATA PROCESSING & PREPARATION - 4.9%
Automatic Data Processing, Inc.              64,900    2,449,326
Fiserv, Inc. (*)                             73,000    2,578,360
                                                    ------------
                                                       5,027,686
                                                    ------------
ELECTRICAL EQUIPMENT - 1.7%
General Electric Company                     59,800    1,734,798
                                                    ------------
ELECTRONICS - 2.5%
Microchip Technology, Inc.                   46,800    1,530,828
Molex, Inc.                                  32,200    1,010,758
                                                    ------------
                                                       2,541,586
                                                    ------------
ELECTRONICS/SEMICONDUCTORS - 10.2%
Analog Devices, Inc. (*)                     71,300    3,160,729
Linear Technology Corporation                80,200    3,417,322
Maxim Integrated Products, Inc.              76,800    3,817,728
                                                    ------------
                                                      10,395,779
                                                    ------------
FINANCIAL SERVICES - 5.7%
American Express Company                     57,500    2,698,475
Berkshire Hathaway Inc. Cl. B (*)             1,200    3,117,600
                                                    ------------
                                                       5,816,075
                                                    ------------
HEAVY MACHINERY - 2.2%
Parker-Hannifin Corporation                  43,300    2,207,001
                                                    ------------

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES        VALUE
INSURANCE - 6.2%
AFLAC, Inc.                                  75,000 $  2,736,000
American International Group, Inc.           59,187    3,600,345
                                                    ------------
                                                       6,336,345
                                                    ------------
MEDIA - BROADCASTING & PUBLISHING - 5.5%
Clear Channel Communication, Inc.            49,600    2,024,672
New York Times Company                       20,500      974,365
Viacom, Inc. Cl. A (*)                       66,200    2,637,408
                                                    ------------
                                                       5,636,445
                                                    ------------
MEDICAL SUPPLIES - 9.1%
Medtronic, Inc.                              74,200    3,381,294
Stryker Corporation (+)                      24,100    1,954,751
Zimmer Holdings, Inc. (*)(+)                 60,600    3,866,886
                                                    ------------
                                                       9,202,931
                                                    ------------
NATIONAL COMMERCIAL BANKS - 1.6%
Wells Fargo & Company                        29,800    1,678,336
                                                    ------------
OIL & GAS - 5.8%
BP PLC Sponsored ADR (United Kingdom)
 (+)                                         43,800    1,856,244
Exxon Mobil Corporation                      89,294    3,266,375
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                          16,600      736,708
                                                    ------------
                                                       5,859,327
                                                    ------------
PHARMACEUTICALS - 9.2%
Amgen, Inc. (*)                              63,400    3,915,584
Johnson & Johnson                            48,400    2,435,972
Pfizer, Inc.                                 94,100    2,973,560
                                                    ------------
                                                       9,325,116
                                                    ------------
RETAILERS - 4.6%
Wal-Mart Stores, Inc.                        61,100    3,601,845
Walgreen Company                             30,900    1,075,938
                                                    ------------
                                                       4,677,783
                                                    ------------
SOFTWARE - 7.2%
Microsoft Corporation                       162,900    4,259,835
Symantec Corporation (*)                     45,400    3,025,910
                                                    ------------
                                                       7,285,745
                                                    ------------
STATE COMMERCIAL BANKS - 1.0%
Fifth Third Bancorp                          16,900      979,524
                                                    ------------
TELEPHONE SYSTEMS - 2.1%
Vodafone Group PLC Sponsored ADR (United
 Kingdom) (+)                               101,800    2,153,070
                                                    ------------
TRANSPORTATION - 2.1%
Expeditors International Washington,
 Inc.                                        56,600    2,124,764
                                                    ------------

TOTAL COMMON STOCKS (identified cost, $91,778,832)    98,535,325

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                             AMOUNT        VALUE
SECURITY LENDING COLLATERAL - 9.1%
Bank of Montreal, 1.04%, due 11/14/03     $ 702,700   $  702,700
BlackRock Money Market Fund               1,397,580    1,397,580
Dreyfus Cash Management Plus Money
 Market Fund                              1,397,580    1,397,580
Merrill Lynch & Company, 1.195%, due
 11/26/03                                 1,677,097    1,677,097
Merrill Lynch Premier Institutional
 Money Market Fund                           96,541       96,541
Merrimac Money Market Fund                1,411,556    1,411,556
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                       698,790      698,790
Royal Bank of Scotland, 1.08%, due
 01/20/04                                 1,816,855    1,816,855
                                                    ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $9,198,699)                                          9,198,699

TOTAL INVESTMENTS (identified cost, $100,977,531)    107,734,024

Other assets, less liabilities - (6.1%)               (6,203,972)
                                                    ------------

NET ASSETS - 100%                                   $101,530,052
                                                    ============

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%

ISSUER                                       SHARES       VALUE
AEROSPACE & DEFENSE - 1.9%
Lockheed Martin Corporation                  27,900  $1,293,444
                                                     ----------
APPAREL RETAILERS - 2.7%
Limited Brands, Inc.                        103,400   1,819,840
                                                     ----------
BANKING - 6.6%
Citigroup, Inc.                              55,338   2,623,021
Freddie Mac                                  34,000   1,908,420
                                                     ----------
                                                      4,531,441
                                                     ----------
BEVERAGES, FOOD & TOBACCO - 6.9%
Diageo PLC ADR (United Kingdom) (+)          36,440   1,742,196
H.J. Heinz Company                           47,200   1,667,576
Kellogg Company                              38,500   1,275,505
                                                     ----------
                                                      4,685,277
                                                     ----------
CHEMICALS & PLASTICS - 6.3%
Dow Chemical Company (The)                   36,700   1,383,223
E.I. du Pont de Nemours and Company          21,500     868,600
PPG Industries, Inc.                         35,700   2,058,105
                                                     ----------
                                                      4,309,928
                                                     ----------
COMMERCIAL SERVICES - 2.2%
Waste Management, Inc.                       58,400   1,513,728
                                                     ----------
COMPUTERS & INFORMATION - 4.9%
Apple Computer, Inc. (*)                     79,200   1,812,888
International Business Machines
 Corporation                                 17,200   1,539,056
                                                     ----------
                                                      3,351,944
                                                     ----------
DATA PROCESSING & PREPARATION - 1.2%
Automatic Data Processing, Inc.              21,400     807,636
                                                     ----------
ELECTRIC UTILITIES - 4.2%
Entergy Corporation                          28,500   1,536,150
Exelon Corporation                           10,600     672,570
NSTAR                                        14,600     681,820
                                                     ----------
                                                      2,890,540
                                                     ----------
ELECTRONICS - 3.3%
Rockwell Collins, Inc.                       83,100   2,281,095
                                                     ----------
ENTERTAINMENT & LEISURE - 1.6%
Walt Disney Company (The) (+)                49,600   1,122,944
                                                     ----------
FINANCIAL SERVICES - 7.8%
American Express Company                     35,400   1,661,322
Morgan Stanley                               21,000   1,152,270

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
FINANCIAL SERVICES - CONTINUED
SLM Corporation                              35,950  $1,407,802
Student Loan Corporation                      8,700   1,126,824
                                                     ----------
                                                      5,348,218
                                                     ----------
FOREST PRODUCTS & PAPER - 3.3%
Weyerhaeuser Company                         37,900   2,282,717
                                                     ----------
HEAVY MACHINERY - 1.1%
Parker-Hannifin Corporation                  14,300     728,871
                                                     ----------
INSURANCE - 10.2%
AFLAC, Inc.                                  25,400     926,592
Allstate Corporation (The)                   33,900   1,339,050
American International Group, Inc.           36,700   2,232,461
Everest Re Group Ltd.                        10,700     887,565
Radian Group, Inc.                           29,500   1,560,550
                                                     ----------
                                                      6,946,218
                                                     ----------
MEDIA - BROADCASTING & PUBLISHING - 2.5%
Gannett Company, Inc.                        20,100   1,690,611
                                                     ----------
NATIONAL COMMERCIAL BANKS - 6.3%
Bank of America Corporation                  20,000   1,514,600
National City Corporation                    25,000     816,500
Wells Fargo & Company                        34,500   1,943,040
                                                     ----------
                                                      4,274,140
                                                     ----------
OIL & GAS - 8.0%
Apache Corporation                            6,745     470,262
BP PLC Sponsored ADR (United Kingdom)
 (+)                                         34,516   1,462,788
Exxon Mobil Corporation                      58,000   2,121,640
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                          31,300   1,389,094
                                                     ----------
                                                      5,443,784
                                                     ----------
PHARMACEUTICALS - 4.8%
Bristol-Myers Squibb Company                 56,700   1,438,479
Pfizer, Inc.                                 58,300   1,842,280
                                                     ----------
                                                      3,280,759
                                                     ----------
RESTAURANTS - 3.2%
McDonald's Corporation                       88,000   2,200,880
                                                     ----------
RETAILERS - 1.2%
Rite Aid Corporation (*)                    141,800     812,514
                                                     ----------
STATE COMMERCIAL BANKS - 1.4%
Fifth Third Bancorp                          16,600     962,136
                                                     ----------

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
TELEPHONE SYSTEMS - 3.3%
BCE, Inc. (Canada) (+)                       28,500  $  644,385
Verizon Communications, Inc.                 48,300   1,622,880
                                                     ----------
                                                      2,267,265
                                                     ----------
TRANSPORTATION - 2.4%
Union Pacific Corporation                    26,200   1,640,120
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $55,973,772)   66,486,050

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 6.2%
Bank of Montreal, 1.04%, due 11/14/03     $ 320,300     320,300
BlackRock Money Market Fund                 637,036     637,036
Dreyfus Cash Management Plus Money
 Market Fund                                637,036     637,036
Merrill Lynch & Company, 1.195%, due
 11/26/03                                   764,444     764,444
Merrill Lynch Premier Institutional
 Money Market Fund                           44,005      44,005
Merrimac Money Market Fund                  643,406     643,406
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                       318,518     318,518
Royal Bank of Scotland, 1.08%, due
 01/20/04                                   828,147     828,147
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $4,192,892)                                         4,192,892
REPURCHASE AGREEMENTS - 2.2%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $1,522,194 due on 11/03/03 (secured by
 Federal Government Agency, 3.89%, due
 on 12/25/21, with value of $1,598,208),
 at cost                                  1,522,102   1,522,102
                                                     ----------

TOTAL INVESTMENTS (identified cost, $61,688,766)     72,201,044

Other assets, less liabilities - (5.7%)              (3,894,898)
                                                     ----------

NET ASSETS - 100%                                    $68,306,146
                                                     ==========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%

ISSUER                                      SHARES        VALUE
ADVERTISING - 0.2%
Monster Worldwide, Inc. (*)                    200  $     5,094
Omnicom Group, Inc. (+)                        500       39,900
                                                    -----------
                                                         44,994
                                                    -----------
AEROSPACE & DEFENSE - 1.3%
Boeing Company (The)                         2,300       88,527
General Dynamics Corporation                   600       50,220
Honeywell International, Inc.                2,300       70,403
Lockheed Martin Corporation                  1,300       60,268
Northrop Grumman Corporation                   400       35,760
Raytheon Company                             1,100       29,128
Textron, Inc.                                  700       34,783
                                                    -----------
                                                        369,089
                                                    -----------
AIRLINES - 0.2%
Delta Air Lines, Inc.                        1,000       13,020
Southwest Airlines Company                   2,400       46,560
                                                    -----------
                                                         59,580
                                                    -----------
APPAREL RETAILERS - 0.3%
Gap, Inc.                                    2,600       49,608
Limited Brands, Inc.                         1,500       26,400
Nordstrom, Inc. (+)                            400       12,196
                                                    -----------
                                                         88,204
                                                    -----------
AUTOMOTIVE - 0.9%
AutoNation, Inc. (*)                         5,500      102,850
Cooper Tire & Rubber Company                   200        3,932
Delphi Corporation                           1,600       14,240
Ford Motor Company                           7,500       90,975
Paccar, Inc.                                   350       27,636
                                                    -----------
                                                        239,633
                                                    -----------
BANKING - 6.0%
Capital One Financial Corporation            1,000       60,800
Charter One Financial, Inc.                    671       21,445
Citigroup, Inc.                             14,100      668,340
Fannie Mae                                   1,700      121,873
Freddie Mac                                  3,800      213,294
Golden West Financial Corporation (+)          500       50,215
MBNA Corporation                             5,108      126,423
Providian Financial Corporation (*)            900        9,999
U.S. Bancorp                                 5,400      146,988
Washington Mutual, Inc.                      5,150      225,312
                                                    -----------
                                                      1,644,689
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
BEVERAGES, FOOD & TOBACCO - 5.8%
Adolph Coors Company Cl. B (+)               1,200  $    67,260
Altria Group, Inc. (+)                       7,300      339,450
Anheuser-Busch Companies, Inc.               1,900       93,594
Archer-Daniels-Midland Company               1,925       27,624
Campbell Soup Company                        1,400       36,288
Coca-Cola Company (The)                      6,100      283,040
Coca-Cola Enterprises, Inc.                  1,600       32,256
ConAgra Foods, Inc.                            500       11,920
General Mills, Inc. (+)                        600       26,910
H.J. Heinz Company                           1,300       45,929
Hershey Foods Corporation                      400       30,840
Kellogg Company                              1,500       49,695
McCormick & Company                            100        2,964
Pepsi Bottling Group, Inc. (The)               600       13,374
PepsiCo, Inc.                                4,020      192,236
R.J. Reynolds Tobacco Holdings, Inc. (+)       200        9,606
Safeway, Inc. (*)(+)                         1,200       25,320
Sara Lee Corporation                         2,800       55,804
Starbucks Corporation (*)                    1,000       31,600
SuperValu, Inc.                              4,600      116,012
Sysco Corporation (+)                        2,400       80,784
UST, Inc.                                      300       10,206
Wrigley (Wm.) Jr. Company                      300       16,920
                                                    -----------
                                                      1,599,632
                                                    -----------
BUILDING MATERIALS - 0.3%
Louisiana-Pacific Corporation (*)            2,500       47,550
Masco Corporation (+)                        1,300       35,750
Vulcan Materials Company                       300       13,293
                                                    -----------
                                                         96,593
                                                    -----------
CHEMICALS & PLASTICS - 1.4%
Air Products & Chemicals, Inc.                 100        4,541
Dow Chemical Company (The)                   1,600       60,304
E.I. du Pont de Nemours and Company          1,200       48,480
Engelhard Corporation                          300        8,574
Hercules, Inc. (*)                             400        4,180
International Flavors & Fragrances, Inc.       100        3,310
Monsanto Company                             4,400      110,220
PPG Industries, Inc.                           500       28,825
Praxair, Inc.                                  100        6,958
Sealed Air Corporation (*)                   1,800       95,814
                                                    -----------
                                                        371,206
                                                    -----------
COMMERCIAL SERVICES - 2.4%
Allied Waste Industries, Inc. (*)(+)           900       10,152
Apollo Group, Inc. Cl. A (*)                   700       44,471
Cendant Corporation (*)                      5,600      114,408
Concord EFS, Inc. (*)                          800        8,552

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
COMMERCIAL SERVICES - CONTINUED
Convergys Corporation (*)(+)                 4,300  $    69,058
eBay, Inc. (*)                               1,800      100,692
Ecolab, Inc.                                   100        2,689
Equifax, Inc. (+)                              500       12,220
Fluor Corporation                              200        7,416
H&R Block, Inc.                                500       23,545
Halliburton Company                          2,000       47,760
Moody's Corporation                            600       34,698
Paychex, Inc.                                1,400       54,488
PerkinElmer, Inc.                            2,800       50,428
Quest Diagnostics, Inc. (*)                    100        6,765
R.R. Donnelley & Sons Company                  300        7,800
Ryder System, Inc.                           1,800       54,000
Waste Management, Inc.                         100        2,592
                                                    -----------
                                                        651,734
                                                    -----------
COMMUNICATIONS - 1.6%
ADC Telecommunications, Inc. (*)(+)          2,200        5,610
Andrew Corporation (*)                       1,300       17,004
Avaya, Inc. (*)                              6,700       86,698
CIENA Corporation (*)                        1,200        7,692
Citizens Communications Company (*)            800        9,960
Comverse Technology, Inc. (*)(+)               500        9,020
Corning, Inc. (*)                            4,500       49,410
Network Appliance, Inc. (*)                  2,100       51,828
Nextel Communications, Inc. Cl. A (*)(+)     3,000       72,600
Qualcomm, Inc.                               2,000       95,000
Scientific-Atlanta, Inc. (+)                 1,300       38,480
                                                    -----------
                                                        443,302
                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.2%
Autodesk, Inc.                                 400        7,700
Computer Sciences Corporation (*)(+)           400       15,848
Sun Microsystems, Inc. (*)                   3,400       13,464
Unisys Corporation (*)                       1,000       15,360
                                                    -----------
                                                         52,372
                                                    -----------
COMPUTER PROGRAMMING SERVICES - 0.1%
Mercury Interactive Corporation (*)            600       27,864
                                                    -----------
COMPUTER RELATED SERVICES - 0.1%
Electronic Data Systems Corporation (+)      1,200       25,740
                                                    -----------
COMPUTERS & INFORMATION - 5.1%
Apple Computer, Inc. (*)                     1,000       22,890
Cisco Systems, Inc. (*)                     16,485      345,855
Dell, Inc. (*)                               6,300      227,556
EMC Corporation (*)                          5,400       74,736
Gateway, Inc. (*)(+)                        13,300       67,032
Hewlett-Packard Company                      3,211       71,637

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
COMPUTERS & INFORMATION - CONTINUED
International Business Machines
 Corporation                                 4,600  $   411,608
International Game Technology                1,600       52,400
Jabil Circuit, Inc. (*)                        600       16,710
Pitney Bowes, Inc. (+)                         700       28,770
Solectron Corporation (*)                   12,300       68,142
Symbol Technologies, Inc.                      600        7,494
                                                    -----------
                                                      1,394,830
                                                    -----------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                               200       11,240
Pactiv Corporation (*)                         600       13,230
Temple-Inland, Inc.                            900       48,627
                                                    -----------
                                                         73,097
                                                    -----------
COSMETICS & PERSONAL CARE - 2.6%
Alberto-Culver Company Cl. B                   200       12,680
Avon Products, Inc.                            700       47,572
Colgate-Palmolive Company                      900       47,871
Gillette Company (The)                       3,500      111,650
Kimberly-Clark Corporation                     600       31,686
Procter & Gamble Company                     4,664      458,425
                                                    -----------
                                                        709,884
                                                    -----------
DATA PROCESSING & PREPARATION - 0.6%
Automatic Data Processing, Inc.                900       33,966
Deluxe Corporation (+)                         200        8,074
First Data Corporation (+)                   2,000       71,400
Fiserv, Inc. (*)                               600       21,192
IMS Health, Inc.                               600       14,118
NCR Corporation (*)                            200        7,188
                                                    -----------
                                                        155,938
                                                    -----------
ELECTRIC UTILITIES - 2.3%
AES Corporation (*)                          1,500       13,125
Ameren Corporation                             400       17,860
American Electric Power Company, Inc.          800       22,552
CenterPoint Energy, Inc. (+)                 1,900       18,639
Cinergy Corporation                            300       10,893
CMS Energy Corporation (+)                     500        4,060
Constellation Energy Group, Inc.               500       18,185
Dominion Resources, Inc. (+)                   600       36,960
DTE Energy Company (+)                         300       11,064
Duke Energy Corporation (+)                  2,500       45,375
Edison International (*)                     6,200      122,202
Entergy Corporation                            700       37,730
Exelon Corporation                           1,000       63,450
FirstEnergy Corporation                        300       10,317
FPL Group, Inc.                                300       19,122
NiSource, Inc.                                 500       10,355

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
ELECTRIC UTILITIES - CONTINUED
PG&E Corporation (*)(+)                        100  $     2,445
PPL Corporation                                500       19,960
Progress Energy, Inc.                          200        8,620
Public Service Enterprise Group, Inc.          600       24,522
Sempra Energy                                  600       16,680
Southern Company (The)                       2,100       62,580
TXU Corporation (+)                          1,000       22,820
Xcel Energy, Inc.                              100        1,640
                                                    -----------
                                                        621,156
                                                    -----------
ELECTRICAL EQUIPMENT - 2.9%
General Electric Company                    24,400      707,844
Johnson Controls, Inc.                         300       32,259
Kla-Tencor Corporation (*)(+)                  500       28,665
Rockwell Automation, Inc.                      600       18,630
                                                    -----------
                                                        787,398
                                                    -----------
ELECTRONICS - 1.6%
American Power Conversion Corporation          500       10,115
Emerson Electric Company                     1,700       96,475
General Motors Corporation (+)               1,800       76,806
JDS Uniphase Corporation (*)                 4,100       14,555
LSI Logic Corporation (*)                    8,200       75,768
Molex, Inc.                                    500       15,695
Power-One, Inc. (*)                          7,600       68,856
Rockwell Collins, Inc.                         600       16,470
Sanmina-SCI Corporation (*)(+)               6,900       72,795
                                                    -----------
                                                        447,535
                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc. (*)(+)            900       13,680
Altera Corporation (*)(+)                    1,500       30,345
Analog Devices, Inc. (*)                       500       22,165
Applied Materials, Inc. (*)                  4,100       95,817
Applied Micro Circuits Corporation (*)         900        5,238
Broadcom Corporation Cl. A (*)(+)              800       25,560
Intel Corporation                           14,400      475,920
Linear Technology Corporation                  900       38,349
Maxim Integrated Products, Inc.                800       39,768
Micron Technology, Inc. (*)(+)               1,700       24,378
National Semiconductor Corporation (*)         600       24,378
NVIDIA Corporation (*)(+)                    1,200       21,216
Qlogic Corporation (*)                         300       16,815
Xilinx, Inc. (*)                               600       19,020
                                                    -----------
                                                        852,649
                                                    -----------
ENTERTAINMENT & LEISURE - 0.9%
Brunswick Corporation                          300        8,901
Eastman Kodak Company                        1,300       31,759

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Harrah's Entertainment, Inc. (*)               200  $     8,700
Hasbro, Inc.                                 1,800       39,240
Mattel, Inc.                                 1,100       21,296
Walt Disney Company (The)                    5,800      131,312
                                                    -----------
                                                        241,208
                                                    -----------
FINANCIAL SERVICES - 3.9%
American Express Company                     1,700       79,781
Apartment Investment & Management
 Company Cl. A REIT                            200        8,180
Bear Stearns Companies, Inc. (The)             800       61,000
Countrywide Financial Corporation (+)          900       94,608
Equity Office Properties Trust REIT          1,200       33,612
Equity Residential REIT                        500       14,625
Franklin Resources, Inc.                       500       23,710
Goldman Sachs Group, Inc. (The) (+)          1,600      150,240
Lehman Brothers Holdings, Inc.                 900       64,800
Merrill Lynch & Company, Inc.                3,200      189,440
Morgan Stanley                               3,700      203,019
ProLogis Trust REIT                            100        2,954
Schwab (Charles) & Company, Inc.             3,700       50,172
Simon Property Group, Inc. REIT                700       31,556
SLM Corporation                              1,200       46,992
T. Rowe Price Group, Inc. (+)                  300       12,345
                                                    -----------
                                                      1,067,034
                                                    -----------
FOOD RETAILERS - 0.2%
Albertson's, Inc.                            1,100       22,319
Kroger Company (The) (*)                     2,200       38,478
Winn-Dixie Stores, Inc.                        400        3,236
                                                    -----------
                                                         64,033
                                                    -----------
FOREST PRODUCTS & PAPER - 0.5%
Boise Cascade Corporation                      200        5,610
Georgia-Pacific Corporation                  1,400       36,792
International Paper Company                  1,300       51,155
MeadWestvaco Corporation                       500       12,960
Plum Creek Timber Company, Inc. (+)            100        2,635
Weyerhaeuser Company                           600       36,138
                                                    -----------
                                                        145,290
                                                    -----------
HEALTH CARE PROVIDERS - 0.9%
Express Scripts, Inc. Cl. A (*)                200       10,984
Humana, Inc. (*)                             5,600      113,624
Tenet Healthcare Corporation (*)(+)            700        9,660
UnitedHealth Group, Inc.                     1,600       81,408
Wellpoint Health Networks, Inc. (*)            400       35,560
                                                    -----------
                                                        251,236
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
HEAVY CONSTRUCTION - 0.1%
Centex Corporation                             400  $    39,000
                                                    -----------
HEAVY MACHINERY - 1.7%
American Standard Companies, Inc. (*)          100        9,570
Baker Hughes, Inc.                             100        2,826
Black & Decker Corporation                     300       14,343
Caterpillar, Inc.                            1,000       73,280
Cummins, Inc.                                2,000       94,800
Deere & Company                                400       24,248
Dover Corporation                              700       27,314
Ingersoll-Rand Company Cl. A                 1,400       84,560
Pall Corporation                               400        9,360
Parker-Hannifin Corporation                    100        5,097
Stanley Works (The)                            200        6,668
United Technologies Corporation              1,300      110,097
                                                    -----------
                                                        462,163
                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
KB Home                                        200       13,698
Maytag Corporation                             300        7,620
Newell Rubbermaid, Inc.                        100        2,280
Pulte Homes, Inc. (+)                        1,100       95,161
Whirlpool Corporation                          200       14,094
                                                    -----------
                                                        132,853
                                                    -----------
HOUSEHOLD PRODUCTS - 0.2%
Clorox Company (The)                           700       31,710
Fortune Brands, Inc.                           300       19,545
Snap-On, Inc.                                  200        5,868
                                                    -----------
                                                         57,123
                                                    -----------
INFORMATION RETRIEVAL SERVICES - 0.3%
Yahoo!, Inc. (*)                             1,700       74,290
                                                    -----------
INSURANCE - 5.2%
ACE Ltd.                                       800       28,800
Aetna, Inc.                                  1,200       68,892
AFLAC, Inc.                                    200        7,296
Allstate Corporation (The)                   3,100      122,450
AMBAC Financial Group, Inc.                    300       21,222
American International Group, Inc.           5,526      336,147
Anthem, Inc. (*)(+)                            400       27,372
Aon Corporation                                800       17,520
Chubb Corporation                              600       40,086
Cigna Corporation                              500       28,525
Cincinnati Financial Corporation               500       20,460
Hartford Financial Services Group, Inc.
 (The) (+)                                     700       38,430
Jefferson-Pilot Corporation (+)                500       23,870
John Hancock Financial Services, Inc.          800       28,280
Lincoln National Corporation                   900       35,937

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
INSURANCE - CONTINUED
Loews Corporation                              100  $     4,300
Marsh & McLennan Companies, Inc.             1,400       59,850
MBIA, Inc.                                   1,550       92,395
Metlife, Inc.                                2,200       69,080
MGIC Investment Corporation                    200       10,262
Principal Financial Group, Inc.              1,500       47,025
Progressive Corporation                        400       29,520
Prudential Financial, Inc.                   2,200       85,008
Safeco Corporation                             400       14,680
St. Paul Companies, Inc. (The) (+)             600       22,878
Torchmark Corporation                          400       17,552
Travelers Property Casualty Corporation
 Cl. B                                       4,100       67,117
UnumProvident Corporation                    2,100       34,377
XL Capital Ltd. Cl. A (Bermuda) (+)            400       27,800
                                                    -----------
                                                      1,427,131
                                                    -----------
LODGING - 0.2%
Hilton Hotels Corporation                      100        1,584
Marriott International, Inc. Cl. A             600       25,920
Starwood Hotels & Resorts Worldwide,
 Inc.                                          500       16,865
                                                    -----------
                                                         44,369
                                                    -----------
MANUFACTURING - 1.5%
3M Company                                   2,200      173,514
Cooper Industries, Ltd. Cl. A                  300       15,870
Danaher Corporation (+)                        300       24,855
Eaton Corporation                              300       30,072
Illinois Tool Works, Inc.                      824       60,605
ITT Industries, Inc.                           100        6,799
Tyco International Ltd. (Bermuda) (+)        5,331      111,311
                                                    -----------
                                                        423,026
                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 2.2%
American Greetings Corporation (*)(+)        2,900       61,857
Clear Channel Communication, Inc.            1,100       44,902
Comcast Corporation Cl. A (*)(+)             2,790       94,637
Dow Jones & Company, Inc.                      300       15,591
Gannett Company, Inc.                          200       16,822
Knight-Ridder, Inc.                            200       14,664
McGraw-Hill Companies, Inc. (The)              500       33,475
Meredith Corporation                           200        9,704
New York Times Company                         100        4,753
Time Warner, Inc. (*)                       12,796      195,651
Tribune Company                                100        4,905
Univision Communications, Inc. Cl. A (*)       600       20,370
Viacom, Inc. Cl. B                           2,300       91,701
                                                    -----------
                                                        609,032
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
MEDICAL SUPPLIES - 2.3%
Agilent Technologies, Inc. (*)               1,700  $    42,364
Allergan, Inc.                                 300       22,686
Applera Corporation - Applied Biosystems
 Group                                         600       13,848
Bausch & Lomb, Inc.                          2,600      125,216
Becton Dickinson & Company                     800       29,248
Biomet, Inc.                                   100        3,586
Boston Scientific Corporation (*)              800       54,176
C.R. Bard, Inc.                                200       16,010
Guidant Corporation                          2,100      107,121
Medtronic, Inc.                              2,700      123,039
St. Jude Medical, Inc. (*)                     400       23,264
Stryker Corporation                            200       16,222
Tektronix, Inc.                                300        7,701
Teradyne, Inc. (*)(+)                        1,100       25,058
Thermo Electron Corporation (*)                100        2,198
Waters Corporation (*)                         300        9,429
Zimmer Holdings, Inc. (*)(+)                   100        6,381
                                                    -----------
                                                        627,547
                                                    -----------
METALS - 0.7%
Alcoa, Inc.                                  2,900       91,553
Crane Company                                  200        5,620
Freeport-McMoRan Copper & Gold, Inc.           900       34,875
Newmont Mining Corporation (+)               1,100       48,158
                                                    -----------
                                                        180,206
                                                    -----------
NATIONAL COMMERCIAL BANKS - 6.8%
AmSouth Bancorporation                         100        2,362
Bank of America Corporation                  5,400      408,942
Bank One Corporation (+)                     3,200      135,840
BB&T Corporation (+)                           500       19,335
Comerica, Inc.                                 400       20,592
First Tennessee National Corporation           400       18,144
Fleet Boston Financial Corporation           2,900      117,131
Huntington Bancshares, Inc. (+)                700       15,162
J.P. Morgan Chase & Company (+)              8,564      307,448
KeyCorp                                        800       22,600
Marshall & Ilsley Corporation                  700       25,074
Mellon Financial Corporation                 1,200       35,844
National City Corporation                    1,700       55,522
PNC Financial Services Group, Inc.             700       37,499
Regions Financial Corporation (+)              700       25,725
SouthTrust Corporation                       1,000       31,850
State Street Corporation (+)                   900       47,124
SunTrust Banks, Inc.                           200       13,414
Synovus Financial Corporation (+)              500       13,800
Union Planters Corporation                     600       19,962
Wachovia Corporation                         6,100      279,807

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
Wells Fargo & Company                        3,300  $   185,856
Zions Bancorporation                           300       18,387
                                                    -----------
                                                      1,857,420
                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.1%
Lexmark International Group, Inc. (*)          500       36,805
                                                    -----------
OIL & GAS - 5.5%
Amerada Hess Corporation (+)                   300       15,486
Anadarko Petroleum Corporation                 700       30,534
Apache Corporation                             162       11,295
BJ Services Company (*)                        600       19,686
Burlington Resources, Inc.                     600       29,184
ChevronTexaco Corporation                    3,009      223,569
ConocoPhillips                               3,241      185,223
Devon Energy Corporation                       700       33,950
El Paso Corporation (+)                      1,984       14,563
EOG Resources, Inc.                            100        4,214
Exxon Mobil Corporation                     18,000      658,440
Kerr-McGee Corporation                         300       12,450
KeySpan Corporation                            400       13,988
Kinder Morgan, Inc.                            400       21,420
Marathon Oil Corporation                       900       26,613
Nabors Industries Ltd. (*)(+)                  400       15,120
Nicor, Inc.                                    200        6,854
Noble Corporation (*)(+)                       200        6,866
Occidental Petroleum Corporation               800       28,208
Peoples Energy Corporation                     200        8,090
Schlumberger Ltd.                            1,900       89,243
Sunoco, Inc.                                   300       13,128
Unocal Corporation                             700       22,176
Williams Companies, Inc. (The) (+)           1,800       18,360
                                                    -----------
                                                      1,508,660
                                                    -----------
PHARMACEUTICALS - 9.1%
Abbott Laboratories                          3,500      149,170
AmerisourceBergen Corporation (+)              100        5,677
Amgen, Inc. (*)                              2,004      123,767
Biogen, Inc. (*)                               400       16,188
Bristol-Myers Squibb Company                 6,200      157,294
Cardinal Health, Inc. (+)                    1,000       59,340
Chiron Corporation (*)                         600       32,778
Eli Lilly & Company                          2,300      153,226
Genzyme Corporation (*)                        600       27,540
Johnson & Johnson                            7,484      376,670
King Pharmaceuticals, Inc. (*)               2,500       33,500
McKesson Corporation                         1,700       51,459
Medco Health Solutions, Inc. (*)               747       24,800
Medimmune, Inc. (*)                            700       18,662

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
PHARMACEUTICALS - CONTINUED
Merck & Company, Inc.                        7,400  $   327,450
Pfizer, Inc.                                20,165      637,214
Schering-Plough Corporation                    300        4,581
Sigma Aldrich Corporation (+)                  200       10,490
Watson Pharmaceutical, Inc. (*)              2,700      106,029
Wyeth                                        4,200      185,388
                                                    -----------
                                                      2,501,223
                                                    -----------
PREPACKAGED SOFTWARE - 4.8%
Adobe Systems, Inc.                          1,300       56,992
BMC Software, Inc. (*)                         700       12,166
Citrix Systems, Inc. (*)                     1,700       42,976
Computer Associates International, Inc.      2,400       56,448
Compuware Corporation (*)                    1,300        7,306
Electronic Arts, Inc. (*)                      300       29,712
Intuit, Inc. (*)                               300       14,994
Microsoft Corporation                       28,294      739,888
Novell, Inc. (*)                             1,100        6,457
Oracle Corporation (*)                      14,300      171,028
PeopleSoft, Inc. (*)                         1,300       26,988
Siebel Systems, Inc. (*)                     1,200       15,108
Sungard Data Systems, Inc. (*)                 900       25,245
Symantec Corporation (*)                       600       39,990
Veritas Software Corporation (*)             1,600       57,840
                                                    -----------
                                                      1,303,138
                                                    -----------
RESTAURANTS - 0.4%
Darden Restaurants, Inc. (+)                    50        1,047
McDonald's Corporation                       3,500       87,535
Wendy's International, Inc.                    100        3,705
Yum! Brands, Inc. (*)                          900       30,726
                                                    -----------
                                                        123,013
                                                    -----------
RETAILERS - 6.9%
AutoZone, Inc. (*)(+)                          900       86,490
Bed Bath & Beyond, Inc. (*)                    800       33,792
Best Buy Company, Inc. (*)                   1,400       81,634
Big Lots, Inc. (*)                             400        6,004
CVS Corporation (+)                          1,300       45,734
Dollar General Corporation (+)               1,400       31,458
Family Dollar Stores, Inc.                     500       21,805
Federated Department Stores, Inc.            2,000       95,100
Home Depot, Inc. (The)                       6,300      233,541
J.C. Penney Company, Inc.                      700       16,555
Lowe's Companies, Inc.                       2,200      129,646
May Department Stores Company (The)            800       22,368
Office Depot, Inc. (*)                         900       13,437
RadioShack Corporation                       3,500      104,965
Sears Roebuck and Company (+)                  800       42,104

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                      SHARES        VALUE
RETAILERS - CONTINUED
Sherwin-Williams Company                       500  $    16,770
Staples, Inc. (*)(+)                         2,700       72,414
Tiffany & Company (+)                          400       18,980
TJX Companies, Inc.                          1,400       29,386
Toys 'R' Us, Inc. (*)(+)                       600        7,800
Wal-Mart Stores, Inc.                       12,000      707,400
Walgreen Company                             1,600       55,712
Xerox Corporation (*)(+)                     2,200       23,100
                                                    -----------
                                                      1,896,195
                                                    -----------
STATE COMMERCIAL BANKS - 0.1%
Fifth Third Bancorp                            300       17,388
                                                    -----------
TELEPHONE SYSTEMS - 3.3%
Alltel Corporation                             600       28,362
AT&T Corporation - Ex Distribution (+)       3,620       67,296
AT&T Wireless Services, Inc. (*)(+)          7,500       54,375
BellSouth Corporation                        7,500      197,325
CenturyTel, Inc.                               400       14,300
SBC Communications, Inc.                     9,200      220,616
Sprint Corporation (FON Group)               4,300       68,800
Sprint Corporation (PCS Group) (*)(+)        2,800       12,180
Verizon Communications, Inc.                 7,400      248,640
                                                    -----------
                                                        911,894
                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.4%
Jones Apparel Group, Inc.                      400       13,800
Liz Claiborne, Inc.                            400       14,756
Nike, Inc. Cl. B (+)                           800       51,120
Reebok International Ltd. (*)                  200        7,790
VF Corporation                                 400       16,980
                                                    -----------
                                                        104,446
                                                    -----------
TRANSPORTATION - 1.5%
Burlington Northern Santa Fe Corporation       200        5,788
Carnival Corporation (Panama)                1,700       59,347
CSX Corporation                                 56        1,782
FedEx Corporation                            1,000       75,760
Norfolk Southern Corporation                   100        2,015
Union Pacific Corporation                      200       12,520
United Parcel Service, Inc. Cl. B (+)        3,500      253,820
                                                    -----------
                                                        411,032
                                                    -----------

TOTAL COMMON STOCKS (identified cost, $25,481,427)   27,273,874

MUTUAL FUNDS - 0.2%
SPDR Trust Series 1 (identified cost,
 $61,464) (+)                                  600       63,204
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                             AMOUNT        VALUE
SECURITY LENDING COLLATERAL - 14.8%
Bank of Montreal, 1.04%, due 11/14/03     $308,978   $   308,978
BlackRock Money Market Fund                614,517       614,517
Dreyfus Cash Management Plus Money
 Market Fund                               614,517       614,517
Merrill Lynch & Company, 1.195%, due
 11/26/03                                  737,421       737,421
Merrill Lynch Premier Institutional
 Money Market Fund                          42,449        42,449
Merrimac Money Market Fund                 620,662       620,662
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                      307,258       307,258
Royal Bank of Scotland, 1.08%, due
 01/20/04                                  798,872       798,872
                                                     -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $4,044,674)                                          4,044,674
REPURCHASE AGREEMENTS - 0.4%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $92,564 due
 on 11/03/03 (secured with Federal
 Government Agency, 5.625%, due on
 12/20/25, with value of $97,187), at
 cost                                       92,559        92,559
                                                     -----------

TOTAL INVESTMENTS (identified cost, $29,680,124)      31,474,311

Other assets, less liabilities - (14.9%)              (4,071,814)
                                                     -----------

NET ASSETS - 100%                                    $27,402,497
                                                     ===========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%

ISSUER                                     SHARES       VALUE
ADVERTISING - 0.5%
DoubleClick, Inc. (*)                       3,500  $   29,155
Getty Images, Inc. (*)                        300      13,410
Lamar Advertising Company (*)                 100       3,030
Monster Worldwide, Inc. (*)                   300       7,641
Omnicom Group, Inc. (+)                       700      55,860
                                                   ----------
                                                      109,096
                                                   ----------
AEROSPACE & DEFENSE - 0.8%
Boeing Company (The)                        1,500      57,735
Lockheed Martin Corporation                   400      18,544
United Defense Industries, Inc. (*)         2,700      87,480
                                                   ----------
                                                      163,759
                                                   ----------
AIRLINES - 0.2%
JetBlue Airways Corporation (*)               200      11,536
Southwest Airlines Company (+)              1,900      36,860
                                                   ----------
                                                       48,396
                                                   ----------
APPAREL RETAILERS - 0.8%
Abercrombie & Fitch Company (*)               400      11,400
Chico's FAS, Inc. (*)(+)                      600      22,524
Claire's Stores, Inc.                       1,200      46,440
Gap, Inc.                                   3,100      59,148
Ross Stores, Inc.                             300      15,003
Talbots, Inc.                                 120       3,944
Timberland Company (The) Cl. A (*)            100       5,195
                                                   ----------
                                                      163,654
                                                   ----------
AUTOMOTIVE - 0.2%
Autoliv, Inc.                                 200       6,624
CarMax, Inc. (+)                              400      12,604
Delphi Corporation                            100         890
Harley-Davidson, Inc.                         600      28,446
                                                   ----------
                                                       48,564
                                                   ----------
BANKING - 2.2%
AmeriCredit Corporation (*)(+)              1,000      13,400
Capital One Financial Corporation             700      42,560
Commerce Bancorp, Inc. (+)                    200       9,668
Fannie Mae                                  2,900     207,901
Freddie Mac                                   700      39,291
MBNA Corporation                            4,000      99,000
New York Community Bancorp, Inc. (+)          666      24,109
Providian Financial Corporation (*)           500       5,555
                                                   ----------
                                                      441,484
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 5.8%
Altria Group, Inc. (+)                      3,300     153,450

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
BEVERAGES, FOOD & TOBACCO - CONTINUED
Anheuser-Busch Companies, Inc.              2,900  $  142,854
Campbell Soup Company                         500      12,960
Coca-Cola Company (The)                     6,700     310,880
Constellation Brands, Inc. Cl. A (*)          100       3,137
Del Monte Foods Company (*)                   400       3,804
General Mills, Inc. (+)                       600      26,910
H.J. Heinz Company                            600      21,198
Hershey Foods Corporation                     200      15,420
Kellogg Company                               600      19,878
McCormick & Company                           300       8,892
Pepsi Bottling Group, Inc. (The)              700      15,603
PepsiCo, Inc.                               5,490     262,532
Sara Lee Corporation                        1,500      29,895
Starbucks Corporation (*)                   1,600      50,560
Sysco Corporation (+)                       2,400      80,784
Wrigley (Wm.) Jr. Company                     300      16,920
                                                   ----------
                                                    1,175,677
                                                   ----------
BUILDING MATERIALS - 0.1%
Masco Corporation (+)                         800      22,000
                                                   ----------
CHEMICALS & PLASTICS - 0.4%
Cabot Corporation                             300       8,370
Dow Chemical Company (The)                    300      11,307
E.I. du Pont de Nemours and Company           100       4,040
International Flavors & Fragrances, Inc.      100       3,310
Praxair, Inc.                                 100       6,958
Sealed Air Corporation (*)                  1,000      53,230
                                                   ----------
                                                       87,215
                                                   ----------
COMMERCIAL SERVICES - 4.0%
Affymetrix, Inc. (*)                          200       5,126
Alliance Data Systems Corporation (*)         800      22,224
Allied Waste Industries, Inc. (+)             400       4,512
Apollo Group, Inc. Cl. A (*)                  556      35,323
Career Education Corporation (*)              600      32,130
Celgene Corporation (*)                       300      12,507
Cendant Corporation (*)                     2,200      44,946
Certegy, Inc. (*)                             200       6,732
Concord EFS, Inc. (*)                       1,800      19,242
Convergys Corporation (+)                   2,000      32,120
Corinthian Colleges, Inc. (*)                 200      12,384
Corporate Executive Board Company (*)         300      15,303
DeVry, Inc. (+)                               500      12,135
Dun & Bradstreet Corporation (*)            1,000      46,550
eBay, Inc. (*)                              1,678      93,867
Ecolab, Inc.                                  200       5,378
Education Management Corporation (*)          100       6,318
Equifax, Inc. (+)                             600      14,664
Fluor Corporation                             100       3,708

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMMERCIAL SERVICES - CONTINUED
H&R Block, Inc.                               800  $   37,672
Halliburton Company                         1,900      45,372
Iron Mountain, Inc. (*)                       200       7,648
ITT Educational Services, Inc. (*)            800      39,840
Jacobs Engineering Group, Inc. (*)            100       4,632
Manpower, Inc.                                200       9,280
Moody's Corporation                           100       5,783
Omnicare, Inc.                                100       3,834
Paychex, Inc.                               1,600      62,272
PerkinElmer, Inc.                             900      16,209
Quest Diagnostics, Inc. (*)                   100       6,765
Regis Corporation                             100       3,802
Rent-A-Center, Inc. (*)                       200       6,252
Reynolds & Reynolds Company Cl. A             400      10,864
UnitedGlobalCom, Inc. Cl. A (+)             2,300      16,284
University of Phoenix Online (*)              366      25,166
Viad Corporation                            2,000      49,960
Waste Management, Inc.                        700      18,144
Weight Watchers International, Inc. (+)       100       3,690
                                                   ----------
                                                      798,638
                                                   ----------
COMMUNICATIONS - 2.1%
ADC Telecommunications, Inc. (+)           15,800      40,290
American Tower Corporation Cl. A (*)          900      10,440
CIENA Corporation (*)                         900       5,769
Comverse Technology, Inc. (*)                 600      10,824
Corning, Inc. (*)                           3,400      37,332
Crown Castle International Corporation
 (*)                                          100       1,266
EchoStar Communications Corporation Cl.
 A (*)(+)                                     900      34,488
Foundry Networks, Inc. (*)                    900      20,934
Harris Corporation                            100       3,722
InterDigital Communications Corporation
 (*)                                          200       3,398
Network Appliance, Inc. (*)                 1,300      32,084
Nextel Communications, Inc. Cl. A (+)       2,700      65,340
Polycom, Inc. (*)                             800      16,024
Qualcomm, Inc.                              2,800     133,000
UTStarcom, Inc. (*)                           500      15,750
                                                   ----------
                                                      430,661
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
Autodesk, Inc.                                200       3,850
Cadence Design Systems, Inc. (*)              300       4,617
Henry (Jack) & Associates, Inc.               200       3,996
McData Corporation Cl. A (*)                  400       4,132
Synopsys, Inc. (*)                            400      12,688
Unisys Corporation (*)                      1,400      21,504
                                                   ----------
                                                       50,787
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.3%
Cognizant Technology Solutions
 Corporation (*)                              200       9,078

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMPUTER PROGRAMMING SERVICES - CONTINUED
Macromedia, Inc. (*)                          300  $    5,733
Mercury Interactive Corporation (*)(+)        600      27,864
RealNetworks, Inc. (*)                        300       1,995
Red Hat, Inc. (+)                             400       6,016
VeriSign, Inc. (*)                            500       7,935
                                                   ----------
                                                       58,621
                                                   ----------
COMPUTER RELATED SERVICES - 0.1%
Checkfree Corporation (*)(+)                  200       5,506
GTECH Holdings Corporation                    500      22,340
                                                   ----------
                                                       27,846
                                                   ----------
COMPUTERS & INFORMATION - 7.7%
CDW Corporation                               300      18,015
Cisco Systems, Inc. (*)                    24,300     509,814
Dell, Inc. (*)                              8,100     292,572
EMC Corporation (*)                         7,800     107,952
Emulex Corporation (+)                        300       8,496
International Business Machines
 Corporation                                3,200     286,336
International Game Technology               1,908      62,487
Jabil Circuit, Inc. (*)                       600      16,710
Juniper Networks, Inc. (*)(+)               1,900      34,181
Lexmark International Group, Inc. (*)         500      36,805
Maxtor Corporation (+)                      1,200      16,404
NetScreen Technologies, Inc. (*)              200       5,324
Pitney Bowes, Inc. (+)                        600      24,660
Sandisk Corporation (*)                       400      32,240
Solectron Corporation (*)                   2,500      13,850
Storage Technology Corporation (*)          1,400      33,740
Symbol Technologies, Inc.                     700       8,743
Western Digital Corporation (*)             2,100      28,245
Zebra Technologies Corporation Cl. A (*)      150       8,542
                                                   ----------
                                                    1,545,116
                                                   ----------
CONTAINERS & PACKAGING - 0.1%
Ball Corporation                              200      11,240
Pactiv Corporation (*)                        300       6,615
                                                   ----------
                                                       17,855
                                                   ----------
COSMETICS & PERSONAL CARE - 3.0%
Avon Products, Inc.                           100       6,796
Colgate-Palmolive Company                   1,600      85,104
Dial Corporation (The)                        500      12,000
Estee Lauder Companies, Inc. (The) Cl. A      100       3,739
Gillette Company (The)                      3,100      98,890
Kimberly-Clark Corporation                    300      15,843
Procter & Gamble Company                    3,900     383,331
                                                   ----------
                                                      605,703
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
DATA PROCESSING & PREPARATION - 1.0%
Acxiom Corporation (*)                        100  $    1,590
Affiliated Computer Services, Inc. Cl. A
 (*)(+)                                       300      14,679
Automatic Data Processing, Inc.               200       7,548
FactSet Research Systems, Inc.                200       8,728
First Data Corporation (+)                  2,900     103,530
Fiserv, Inc. (*)                              750      26,490
Global Payments, Inc.                         200       8,330
IMS Health, Inc.                            1,000      23,530
Total System Services, Inc.                   100       2,758
WebMD Corporation (+)                       1,000       7,790
                                                   ----------
                                                      204,973
                                                   ----------
ELECTRIC UTILITIES - 0.1%
AES Corporation (*)                         1,600      14,000
                                                   ----------
ELECTRICAL EQUIPMENT - 5.5%
Energizer Holdings, Inc. (*)                  600      22,080
General Electric Company                   36,100   1,047,261
Kla-Tencor Corporation (*)(+)                 700      40,131
                                                   ----------
                                                    1,109,472
                                                   ----------
ELECTRONICS - 0.8%
Amphenol Corporation Cl. A (*)                100       5,875
Arrow Electronics, Inc. (*)                   100       2,135
Emerson Electric Company                      200      11,350
General Motors Corporation Cl. H (*)        1,800      29,574
Gentex Corporation (+)                        300      11,715
JDS Uniphase Corporation (*)                5,200      18,460
LSI Logic Corporation (*)                   4,300      39,732
Microchip Technology, Inc.                    700      22,897
Rockwell Collins, Inc.                        400      10,980
Sanmina-SCI Corporation (+)                 1,000      10,550
                                                   ----------
                                                      163,268
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 8.2%
Advanced Micro Devices, Inc. (+)            1,100      16,720
Agere Systems, Inc. Cl. B (*)               6,000      20,340
Altera Corporation (+)                      1,900      38,437
Amkor Technology, Inc. (+)                    900      16,965
Analog Devices, Inc. (*)                    1,400      62,062
Applied Materials, Inc. (*)                 6,200     144,894
Applied Micro Circuits Corporation (*)        600       3,492
Broadcom Corporation Cl. A (+)                700      22,365
Cree, Inc. (*)(+)                             300       5,328
Cypress Semiconductor Corporation (+)       2,000      42,920
Integrated Circuit Systems, Inc. (*)          300      10,071
Integrated Device Technology, Inc. (*)        200       3,140
Intel Corporation                          25,400     839,470
International Rectifier Corporation (*)       300      14,319
Linear Technology Corporation               1,200      51,132

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ELECTRONICS/SEMICONDUCTORS - CONTINUED
Maxim Integrated Products, Inc.             1,100  $   54,681
MEMC Electronics Materials, Inc. (*)          800       8,960
Micron Technology, Inc. (+)                   900      12,906
National Semiconductor Corporation (*)        800      32,504
NVIDIA Corporation (*)(+)                   2,300      40,664
PMC-Sierra, Inc. (+)                          700      12,719
Qlogic Corporation (*)                        400      22,420
Rambus Inc. (*)                               400       9,904
Silicon Laboratories, Inc. (+)                300      16,194
Texas Instruments, Inc.                     3,400      98,328
Xilinx, Inc. (*)                            1,300      41,210
                                                   ----------
                                                    1,642,145
                                                   ----------
ENTERTAINMENT & LEISURE - 0.8%
Blockbuster, Inc. Cl. A                       100       1,927
Harrah's Entertainment, Inc. (*)              200       8,700
Liberty Media Corporation Cl. A (*)         3,600      36,324
Mattel, Inc.                                1,400      27,104
Polaris Industries, Inc.                      100       8,560
Station Casinos, Inc.                         800      23,800
Walt Disney Company (The)                   2,000      45,280
                                                   ----------
                                                      151,695
                                                   ----------
FINANCIAL SERVICES - 2.1%
American Express Company                    3,300     154,869
Ameritrade Holding Corporation Cl. A (*)      900      12,276
Doral Financial Corporation (Puerto
 Rico)                                        250      12,625
E Trade Financial Corporation (*)           1,500      15,450
Federated Investors, Inc. Cl. B               200       5,530
Friedman Billings Ramsey Group, Inc. Cl.
 A                                          2,500      49,800
IndyMac Bancorp, Inc.                       1,000      29,400
Jefferies Group, Inc.                         100       3,100
Legg Mason, Inc. (+)                          200      16,650
Morgan Stanley                                600      32,922
Schwab (Charles) & Company, Inc.            4,000      54,240
SEI Investments Company                       200       5,824
SLM Corporation                               500      19,580
T. Rowe Price Group, Inc. (+)                 400      16,460
Waddell & Reed Financial, Inc. Cl. A          100       2,218
                                                   ----------
                                                      430,944
                                                   ----------
HEALTH CARE PROVIDERS - 1.8%
Apria Healthcare Group, Inc. (+)              200       5,800
Caremark Rx, Inc. (+)                       1,000      25,050
Coventry Health Care, Inc. (*)                500      27,375
DaVita, Inc. (*)                            1,800      63,180
Express Scripts, Inc. Cl. A (*)               200      10,984
First Health Group Corporation (*)            300       7,323
HCA, Inc.                                     300      11,475
Laboratory Corporation of America
 Holdings (+)                                 300      10,635

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
HEALTH CARE PROVIDERS - CONTINUED
Lincare Holdings, Inc. (*)                    300  $   11,682
Manor Care, Inc. (*)                          100       3,328
Renal Care Group, Inc. (*)                    100       3,751
Tenet Healthcare Corporation (+)              400       5,520
UnitedHealth Group, Inc.                    2,200     111,936
Universal Health Services, Inc. Cl. B
 (*)                                          200       9,410
Wellpoint Health Networks, Inc. (*)           600      53,340
                                                   ----------
                                                      360,789
                                                   ----------
HEAVY CONSTRUCTION - 0.3%
Centex Corporation                            400      39,000
Hovnanian Enterprises, Inc. (+)               200      16,256
Lennar Corporation Cl. A                      100       9,185
                                                   ----------
                                                       64,441
                                                   ----------
HEAVY MACHINERY - 0.9%
American Standard Companies, Inc. (*)         100       9,570
Baker Hughes, Inc.                            700      19,782
Black & Decker Corporation                    400      19,124
Cooper Cameron Corporation (*)                200       8,564
Donaldson Company, Inc.                       100       5,722
Dover Corporation                             100       3,902
FMC Technologies, Inc. (*)                    900      18,072
Graco, Inc.                                   200       7,620
Pall Corporation                              300       7,020
Smith International, Inc. (*)                 200       7,446
United Technologies Corporation               700      59,283
Varian Medical Systems, Inc. (*)              300      19,182
                                                   ----------
                                                      185,287
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.3%
D.R. Horton, Inc.                             100       3,980
Herman Miller, Inc.                           200       4,594
Hillenbrand Industries, Inc.                  200      11,906
HON Industries, Inc.                          100       4,100
La-Z-Boy, Inc. (+)                            100       2,020
Maytag Corporation                            300       7,620
Newell Rubbermaid, Inc.                       100       2,280
Whirlpool Corporation                         200      14,094
                                                   ----------
                                                       50,594
                                                   ----------
HOUSEHOLD PRODUCTS - 0.1%
Clorox Company (The)                          300      13,590
                                                   ----------
INDUSTRIAL - 0.1%
SPX Corporation (*)                           600      28,872
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.5%
Avocent Corporation (*)                       200       7,560

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
INFORMATION RETRIEVAL SERVICES - CONTINUED
Interactive Data Corporation (+)              100  $    1,720
Yahoo!, Inc. (*)                            1,900      83,030
                                                   ----------
                                                       92,310
                                                   ----------
INSURANCE - 4.3%
AdvancePCS (*)                                300      15,441
Aetna, Inc.                                   200      11,482
AFLAC, Inc.                                   800      29,184
AMBAC Financial Group, Inc.                   800      56,592
American International Group, Inc.          4,400     267,652
Anthem, Inc. (+)                              212      14,507
Arthur J. Gallagher & Company                 100       2,919
Brown & Brown, Inc.                           300       9,135
HCC Insurance Holdings, Inc.                  100       2,914
Health Net, Inc. (+)                        1,900      60,021
Marsh & McLennan Companies, Inc.            2,000      85,500
Mid Atlantic Medical Services, Inc. (*)       200      11,680
Oxford Health Plans, Inc. (+)                 400      16,200
Progressive Corporation                       900      66,420
Transatlantic Holdings, Inc.                1,000      76,700
W.R. Berkley Corporation                    1,900      65,151
WellChoice, Inc. (*)                        2,100      68,250
                                                   ----------
                                                      859,748
                                                   ----------
LODGING - 0.2%
Hilton Hotels Corporation                     600       9,504
Marriott International, Inc. Cl. A            400      17,280
MGM Mirage, Inc. (*)                          100       3,550
                                                   ----------
                                                       30,334
                                                   ----------
MANUFACTURING - 1.4%
3M Company                                  2,600     205,062
Danaher Corporation (+)                       300      24,855
Illinois Tool Works, Inc.                     400      29,420
ITT Industries, Inc.                          100       6,799
Lam Research Corporation (*)                  500      14,370
                                                   ----------
                                                      280,506
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 1.2%
Clear Channel Communication, Inc.             600      24,492
Comcast Corporation Cl. A (+)               1,100      37,312
Cox Communications, Inc. (*)                  200       6,814
Dow Jones & Company, Inc.                     100       5,197
E.W. Scripps Company (The) Cl. A              100       9,291
Entercom Communications Corporation (*)       100       4,581
Fox Entertainment Group, Inc. Cl. A (*)       300       8,310
Harte-Hanks, Inc.                             100       1,987
InterActive Corporation (*)                 1,115      40,932
McGraw-Hill Companies, Inc. (The)             600      40,170
Meredith Corporation                          200       9,704

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
MEDIA - BROADCASTING & PUBLISHING - CONTINUED
New York Times Company                        100  $    4,753
Tribune Company                               100       4,905
Univision Communications, Inc. Cl. A
 (*)(+)                                       300      10,185
Viacom, Inc. Cl. B                            455      18,141
Westwood One, Inc. (*)                        100       2,993
Wiley (John) & Sons, Inc. Cl. A               100       2,600
                                                   ----------
                                                      232,367
                                                   ----------
MEDICAL SUPPLIES - 4.3%
Agilent Technologies, Inc. (*)                100       2,492
Allergan, Inc.                                500      37,810
Applera Corporation - Applied Biosystems
 Group                                        900      20,772
Bausch & Lomb, Inc.                           600      28,896
Baxter International, Inc.                  2,300      61,134
Beckman Coulter, Inc.                         500      24,825
Becton Dickinson & Company                    800      29,248
Biomet, Inc.                                  700      25,102
Boston Scientific Corporation (*)           1,200      81,264
C.R. Bard, Inc.                               200      16,010
Dentsply International, Inc.                  350      15,466
Edwards Lifesciences Corporation (*)          200       5,800
Fisher Scientific International, Inc.
 (+)                                        1,200      48,300
Guidant Corporation                         2,000     102,020
Medtronic, Inc.                             4,300     195,951
Mettler-Toledo International, Inc.
 (Switzerland) (*)                            100       3,834
Millipore Corporation (*)                     100       4,385
ResMed, Inc. (*)(+)                           100       4,177
Respironics, Inc. (*)                         100       4,169
St. Jude Medical, Inc. (*)                    500      29,080
STERIS Corporation (*)                        300       6,246
Stryker Corporation                           500      40,555
Tektronix, Inc.                               300       7,701
Teradyne, Inc. (+)                            700      15,946
Triad Hospitals, Inc. (*)                     200       6,146
Waters Corporation (*)                        400      12,572
Zimmer Holdings, Inc. (*)(+)                  700      44,667
                                                   ----------
                                                      874,568
                                                   ----------
METALS - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (*)      500      19,375
Newmont Mining Corporation (+)                500      21,890
Worthington Industries, Inc.                  100       1,458
                                                   ----------
                                                       42,723
                                                   ----------
NATIONAL COMMERCIAL BANKS - 0.9%
First Tennessee National Corporation          700      31,752
Mellon Financial Corporation                  700      20,909
Popular, Inc. (Puerto Rico)                   600      27,000
SouthTrust Corporation                        800      25,480
State Street Corporation (+)                  200      10,472

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
Synovus Financial Corporation (+)           1,000  $   27,600
TCF Financial Corporation                     100       5,218
Wells Fargo & Company                         400      22,528
                                                   ----------
                                                      170,959
                                                   ----------
OIL & GAS - 0.6%
Anadarko Petroleum Corporation                400      17,448
BJ Services Company (*)                       600      19,686
Chesapeake Energy Corporation               1,900      22,667
EOG Resources, Inc.                           400      16,856
Key Energy Services, Inc. (*)                 300       2,619
Kinder Morgan, Inc. (*)                       300      16,065
Newfield Exploration Company (*)              100       3,973
Noble Energy, Inc. (+)                        100       3,972
Patterson-UTI Energy, Inc. (*)                300       8,577
Pride International, Inc. (*)                 300       4,914
Tidewater, Inc.                               200       5,482
XTO Energy, Inc.                              300       7,101
                                                   ----------
                                                      129,360
                                                   ----------
PHARMACEUTICALS - 16.4%
Abbott Laboratories                         6,000     255,720
American Pharmacuetical Partners, Inc.
 (+)                                        1,450      35,307
AmerisourceBergen Corporation (+)             174       9,878
Amgen, Inc. (*)                             3,816     235,676
Andrx Corporation (*)(+)                      200       3,980
Barr Laboratories, Inc. (+)                   150      11,516
Bio-Rad Laboratories, Inc. Cl. A (*)          500      26,125
Biogen, Inc. (*)                              500      20,235
Bristol-Myers Squibb Company                5,300     134,461
Cardinal Health, Inc. (+)                   1,200      71,208
Chiron Corporation (*)                        400      21,852
Eli Lilly & Company                         3,300     219,846
Endo Pharmaceutical Holdings, Inc. (*)        100       1,636
Forest Laboratories, Inc. (*)                 200      10,002
Genentech, Inc. (*)                           400      32,788
Genzyme Corporation (*)                       700      32,130
Henry Schein, Inc. (*)                        200      12,410
ICN Pharmaceuticals, Inc. (*)(+)            1,000      19,310
IDEXX Laboratories, Inc. (*)                  500      23,650
Invitrogen Corporation (*)(+)                 100       6,359
IVAX Corporation (*)                          500       9,630
Johnson & Johnson                          11,484     577,990
King Pharmaceuticals, Inc. (*)                300       4,020
McKesson Corporation                          700      21,189
Medicis Pharmaceutical Corporation Cl. A
 (*)(+)                                       100       6,335
Medimmune, Inc. (*)                           900      23,994
Merck & Company, Inc.                       5,300     234,525
Mylan Laboratories, Inc.                    1,050      25,358

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
PHARMACEUTICALS - CONTINUED
Pfizer, Inc.                               28,360  $  896,176
Pharmaceutical Resources, Inc. (*)            200      14,456
SICOR, Inc. (*)                               600      16,080
Sigma Aldrich Corporation (+)                 200      10,490
Watson Pharmaceutical, Inc. (*)               200       7,854
Wyeth                                       6,000     264,840
                                                   ----------
                                                    3,297,026
                                                   ----------
PREPACKAGED SOFTWARE - 7.6%
Adobe Systems, Inc.                         1,200      52,608
BEA Systems, Inc. (*)(+)                    1,400      19,460
BMC Software, Inc. (*)                        800      13,904
Citrix Systems, Inc. (*)                    1,300      32,864
Computer Associates International, Inc.     1,800      42,336
Compuware Corporation (*)                     600       3,372
DST Systems, Inc. (*)                         200       7,564
Electronic Arts, Inc. (*)                     400      39,616
Fair Isaac Corporation (+)                    200      12,756
Microsoft Corporation                      34,896     912,530
Network Associates, Inc. (*)                  500       6,965
Novell, Inc. (*)                              600       3,522
Oracle Corporation (*)                     15,100     180,596
PeopleSoft, Inc. (*)                          300       6,228
Pixar, Inc. (*)                               300      20,643
Siebel Systems, Inc. (*)                      900      11,331
Sungard Data Systems, Inc. (*)              1,600      44,880
Symantec Corporation (*)                      700      46,655
Veritas Software Corporation (*)            2,100      75,915
                                                   ----------
                                                    1,533,745
                                                   ----------
REAL ESTATE - 0.0%
Chelsea Property Group, Inc. REIT             100       4,920
Cousins Properties, Inc. REIT                 100       2,875
                                                   ----------
                                                        7,795
                                                   ----------
RESTAURANTS - 0.4%
Applebee's International, Inc.                300      11,253
Aramark Corporation Cl. B (+)                 100       2,672
Brinker International, Inc. (+)               300       9,549
CBRL Group, Inc.                              200       7,750
Darden Restaurants, Inc. (+)                  100       2,095
Krispy Kreme Doughnuts, Inc. (*)(+)           200       8,664
Outback Steakhouse, Inc.                      200       8,400
Ruby Tuesday, Inc.                            500      13,675
Yum! Brands, Inc. (*)                         400      13,656
                                                   ----------
                                                       77,714
                                                   ----------
RETAILERS - 9.1%
Advance Auto Parts, Inc. (*)                  100       7,822
Amazon.com, Inc. (*)                        1,000      54,420

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
RETAILERS - CONTINUED
AutoZone, Inc. (+)                            300  $   28,830
Barnes & Noble, Inc. (*)                      100       2,980
Bed Bath & Beyond, Inc. (*)                 1,200      50,688
Best Buy Company, Inc. (*)                  1,300      75,803
Big Lots, Inc. (*)                            200       3,002
Borders Group, Inc. (*)                       100       2,265
Costco Wholesale Corporation (*)              100       3,537
Dollar General Corporation (+)              1,900      42,693
Dollar Tree Stores, Inc. (*)                  400      15,272
Family Dollar Stores, Inc.                    600      26,166
Home Depot, Inc. (The)                      8,800     326,216
Lowe's Companies, Inc.                      3,000     176,790
Marvel Enterprises, Inc. (+)                  900      26,505
Michaels Stores, Inc.                         300      14,241
MSC Industrial Direct Company, Inc. Cl.
 A                                            100       2,365
O'Reilly Automotive, Inc. (*)                 100       4,329
PETsMART, Inc.                                800      20,488
Pier 1 Imports, Inc.                          600      13,860
RadioShack Corporation                      1,300      38,987
Rite Aid Corporation (*)                      700       4,011
Staples, Inc. (+)                           2,900      77,778
Target Corporation                          2,100      83,454
Tiffany & Company (+)                         400      18,980
TJX Companies, Inc.                         1,900      39,881
Wal-Mart Stores, Inc.                      10,200     601,290
Walgreen Company                            1,600      55,712
Williams-Sonoma, Inc. (*)                     300      10,599
Xerox Corporation (+)                         500       5,250
                                                   ----------
                                                    1,834,214
                                                   ----------
STATE COMMERCIAL BANKS - 0.4%
Fifth Third Bancorp                         1,136      65,843
First Bancorp Puerto Rico (Puerto Rico)       100       3,330
Hudson United Bancorp                         200       7,258
North Fork Bancorporation                     200       7,796
                                                   ----------
                                                       84,227
                                                   ----------
TELEPHONE SYSTEMS - 0.4%
ADTRAN, Inc.                                  500      34,015
AT&T Wireless Services, Inc. (+)            2,900      21,026
Qwest Communications International, Inc.
 (*)                                          500       1,765
Sprint Corporation (PCS Group) (*)(+)       2,900      12,615
West Corporation (*)                          500      12,115
                                                   ----------
                                                       81,536
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.4%
Coach, Inc. (*)                             1,000      35,470
Columbia Sportswear Company (*)               100       5,824

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
TEXTILES, CLOTHING & FABRICS - CONTINUED
Mohawk Industries, Inc. (+)                   100  $    7,412
Nike, Inc. Cl. B (+)                          600      38,340
                                                   ----------
                                                       87,046
                                                   ----------
TRANSPORTATION - 1.0%
C.H. Robinson Worldwide, Inc.                 300      11,754
FedEx Corporation                             400      30,304
J.B. Hunt Transport Services, Inc. (*)        800      20,304
United Parcel Service, Inc. Cl. B (+)       2,000     145,040
                                                   ----------
                                                      207,402
                                                   ----------
TOTAL COMMON STOCKS (identified cost,
  $18,950,833)                                     20,138,722

MUTUAL FUNDS - 0.1%
iShares Russell 1000 Growth Index Fund
 (identified cost, $17,416)                   400      17,960
                                                   ----------

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 11.5%
Bank of Montreal, 1.04%, due 11/14/03      $177,331     177,331
BlackRock Money Market Fund                352,688      352,688
Dreyfus Cash Management Plus Money
 Market Fund                               352,688      352,688
Merrill Lynch & Company, 1.195%, due
 11/26/03                                  423,225      423,225
Merrill Lynch Premier Institutional
 Money Market Fund                          24,363       24,363
Merrimac Money Market Fund                 356,215      356,215
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                      176,344      176,344
Royal Bank of Scotland, 1.08%, due
 01/20/04                                  458,494      458,494
                                                     ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $2,321,348)                                         2,321,348
REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $26,616 due
 on 11/03/03 (secured by Federal
 Government Agency, 3.125%, due on
 09/25/26, with value of $27,945), at
 cost                                       26,614       26,614
                                                     ----------
TOTAL INVESTMENTS (identified cost, $21,316,211)     22,504,644

Other assets, less liabilities - (11.7%)             (2,351,049)
                                                     ----------
NET ASSETS - 100%                                    $20,153,595
                                                     ==========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%

ISSUER                                     SHARES       VALUE
ADVERTISING - 0.1%
DoubleClick, Inc. (*)                       1,000  $    8,330
Interpublic Group Companies, Inc. (The)       500       7,440
                                                   ----------
                                                       15,770
                                                   ----------
AEROSPACE & DEFENSE - 1.9%
Boeing Company (The)                          400      15,396
General Dynamics Corporation                  900      75,330
Goodrich Corporation                          900      24,858
Honeywell International, Inc.               4,600     140,806
Lockheed Martin Corporation                 1,500      69,540
Northrop Grumman Corporation                  900      80,460
Raytheon Company                            2,200      58,256
Textron, Inc.                               1,200      59,628
                                                   ----------
                                                      524,274
                                                   ----------
AIRLINES - 0.1%
Delta Air Lines, Inc.                         600       7,812
Southwest Airlines Company (+)              1,600      31,040
                                                   ----------
                                                       38,852
                                                   ----------
APPAREL RETAILERS - 0.3%
Claire's Stores, Inc.                       1,000      38,700
Limited Brands, Inc.                        2,500      44,000
Nordstrom, Inc. (+)                           500      15,245
                                                   ----------
                                                       97,945
                                                   ----------
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings,
 Inc. (*)                                     100       3,460
ArvinMeritor, Inc.                            400       6,716
Autoliv, Inc.                                 300       9,936
AutoNation, Inc. (*)                        2,300      43,010
BorgWarner, Inc.                              200      15,918
Dana Corporation                              800      13,024
Delphi Corporation                          2,600      23,140
Ford Motor Company                          8,900     107,957
Harsco Corporation                            300      11,493
Paccar, Inc.                                  600      47,376
                                                   ----------
                                                      282,030
                                                   ----------
BANKING - 9.3%
American Capital Strategies Ltd. (+)          400      10,800
AmeriCredit Corporation (*)(+)                500       6,700
Astoria Financial Corporation                 400      13,856
Capital One Financial Corporation             400      24,320
Charter One Financial, Inc.                 1,697      54,236
Citigroup, Inc.                            28,400   1,346,160
Downey Financial Corporation                  500      22,950

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
BANKING - CONTINUED
Freddie Mac                                 3,400  $  190,842
Golden West Financial Corporation (+)         700      70,301
Greenpoint Financial Corporation            1,550      48,282
Independence Community Bank Corporation       700      25,725
MBNA Corporation                            1,500      37,125
New York Community Bancorp, Inc. (+)          733      26,535
Peoples Bank                                  100       3,274
Providian Financial Corporation (*)           900       9,999
Roslyn Bancorp, Inc.                          500      13,470
Sovereign Bancorp, Inc.                     1,700      35,377
U.S. Bancorp                               12,680     345,150
Washington Federal, Inc.                      473      12,459
Washington Mutual, Inc.                     7,489     327,644
Webster Financial Corporation                 300      13,410
                                                   ----------
                                                    2,638,615
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 4.4%
Adolph Coors Company Cl. B (+)                500      28,025
Altria Group, Inc. (+)                     11,200     520,800
Archer-Daniels-Midland Company              3,700      53,095
Campbell Soup Company                         800      20,736
Coca-Cola Company (The)                     1,100      51,040
Coca-Cola Enterprises, Inc.                 1,000      20,160
ConAgra Foods, Inc.                         1,800      42,912
Constellation Brands, Inc. Cl. A (*)          300       9,411
Dean Foods Company (*)(+)                     950      28,737
Del Monte Foods Company (*)                   400       3,804
General Mills, Inc. (+)                     1,200      53,820
H.J. Heinz Company                          1,300      45,929
Hershey Foods Corporation                     300      23,130
Hormel Foods Corporation                      300       7,407
J.M. Smucker Company (The)                    300      13,131
Kellogg Company                               700      23,191
Kraft Foods, Inc. Cl. A (+)                   500      14,550
Loews Corporation - Carolina Group            300       7,515
Pepsi Bottling Group, Inc. (The)              100       2,229
PepsiAmericas, Inc.                         2,200      32,956
PepsiCo, Inc.                                 300      14,346
R.J. Reynolds Tobacco Holdings, Inc. (+)      500      24,015
Safeway, Inc. (*)(+)                        2,300      48,530
Sara Lee Corporation                        2,800      55,804
Smithfield Foods, Inc. (*)(+)                 500      10,630
SuperValu, Inc.                             1,900      47,918
Tyson Foods, Inc. Cl. A                     1,300      18,551
UST, Inc.                                     700      23,814
                                                   ----------
                                                    1,246,186
                                                   ----------
BUILDING MATERIALS - 0.4%
Florida Rock Industries, Inc.                 500      28,625

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
BUILDING MATERIALS - CONTINUED
Lafarge North America, Inc.                   300  $   10,830
Martin Marietta Materials, Inc.               300      12,291
Masco Corporation (+)                       1,700      46,750
Vulcan Materials Company                      500      22,155
                                                   ----------
                                                      120,651
                                                   ----------
CHEMICALS & PLASTICS - 2.0%
Airgas, Inc.                                  500       9,575
Cabot Corporation                             100       2,790
Cytec Industries, Inc. (*)                  1,400      48,874
Dow Chemical Company (The)                  5,500     207,295
E.I. du Pont de Nemours and Company         3,300     133,320
Engelhard Corporation                         900      25,722
Lubrizol Corporation                          263       7,969
Monsanto Company                            2,500      62,625
PPG Industries, Inc.                        1,100      63,415
Praxair, Inc.                                 100       6,958
RPM, Inc.                                     800      11,560
                                                   ----------
                                                      580,103
                                                   ----------
COAL - 0.0%
Peabody Energy Corporation                    200       6,666
                                                   ----------
COMMERCIAL SERVICES - 1.5%
Allied Waste Industries, Inc. (*)(+)          500       5,640
BearingPoint, Inc. (*)                        600       5,640
Cendant Corporation (*)                     5,700     116,451
Convergys Corporation (*)(+)                1,900      30,514
Equifax, Inc. (+)                             100       2,444
Fluor Corporation                             600      22,248
Halliburton Company                           900      21,492
ICOS Corporation (*)(+)                       100       4,672
Omnicare, Inc.                                200       7,668
PerkinElmer, Inc.                           1,600      28,816
R.R. Donnelley & Sons Company                 600      15,600
Regis Corporation                             200       7,604
Rent-A-Center, Inc. (*)                       400      12,504
Republic Services, Inc.                     1,300      30,225
Ryder System, Inc.                            400      12,000
Service Corporation International (*)       1,600       7,760
UnitedGlobalCom, Inc. Cl. A (*)(+)          3,100      21,948
Valassis Communications, Inc. (*)           1,300      33,670
Viad Corporation                              200       4,996
Waste Management, Inc.                      1,000      25,920
                                                   ----------
                                                      417,812
                                                   ----------
COMMUNICATIONS - 1.1%
ADC Telecommunications, Inc. (*)(+)        15,500      39,525
American Tower Corporation Cl. A (*)          500       5,800

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
COMMUNICATIONS - CONTINUED
Avaya, Inc. (*)                             3,200  $   41,408
CIENA Corporation (*)                       1,200       7,692
Citizens Communications Company (*)(+)      1,600      19,920
Comverse Technology, Inc. (*)                 400       7,216
Corning, Inc. (*)                           4,500      49,410
Harris Corporation                            200       7,444
Lucent Technologies, Inc. (*)              20,200      64,640
Polycom, Inc. (*)                           1,100      22,033
Scientific-Atlanta, Inc. (+)                1,200      35,520
Tellabs, Inc. (*)                           1,300       9,789
                                                   ----------
                                                      310,397
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
Autodesk, Inc.                                600      11,550
Cadence Design Systems, Inc. (*)            1,100      16,929
Computer Sciences Corporation (*)(+)        1,000      39,620
Sun Microsystems, Inc. (*)                 18,000      71,280
Unisys Corporation (*)                      1,500      23,040
                                                   ----------
                                                      162,419
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.0%
VeriSign, Inc. (*)                            300       4,761
                                                   ----------
COMPUTER RELATED SERVICES - 0.4%
Checkfree Corporation (*)(+)                  600      16,518
Electronic Data Systems Corporation (+)     2,700      57,915
GTECH Holdings Corporation                  1,000      44,680
Ingram Micro, Inc. Cl. A (*)                  300       4,440
                                                   ----------
                                                      123,553
                                                   ----------
COMPUTERS & INFORMATION - 3.0%
Apple Computer, Inc. (*)                    2,400      54,936
Diebold, Inc.                                 400      22,824
Emulex Corporation (*)                        100       2,832
Hewlett-Packard Company                    14,084     314,214
International Business Machines
 Corporation                                3,900     348,972
Jabil Circuit, Inc. (*)                       100       2,785
Maxtor Corporation (*)(+)                   1,800      24,606
Pitney Bowes, Inc. (+)                        500      20,550
Solectron Corporation (*)                   2,200      12,188
Storage Technology Corporation (*)          1,200      28,920
Symbol Technologies, Inc.                   1,100      13,739
                                                   ----------
                                                      846,566
                                                   ----------
CONTAINERS & PACKAGING - 0.2%
Ball Corporation                              100       5,620
Bemis Company, Inc.                           300      13,872
Owens-Illinois, Inc. (*)                      900      11,070

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
CONTAINERS & PACKAGING - CONTINUED
Pactiv Corporation (*)                        613  $   13,517
Temple-Inland, Inc. (+)                       300      16,209
                                                   ----------
                                                       60,288
                                                   ----------
COSMETICS & PERSONAL CARE - 1.9%
Alberto-Culver Company Cl. B                  200      12,680
Avon Products, Inc.                           800      54,368
Colgate-Palmolive Company                     100       5,319
Dial Corporation (The)                        200       4,800
Gillette Company (The)                      2,600      82,940
Kimberly-Clark Corporation                  1,200      63,372
Procter & Gamble Company                    3,300     324,357
                                                   ----------
                                                      547,836
                                                   ----------
DATA PROCESSING & PREPARATION - 0.2%
Acxiom Corporation (*)                        100       1,590
Affiliated Computer Services, Inc. Cl. A
 (*)(+)                                       300      14,679
Deluxe Corporation (+)                        300      12,111
Global Payments, Inc.                         100       4,165
NCR Corporation (*)                           600      21,564
WebMD Corporation (*)(+)                      200       1,558
                                                   ----------
                                                       55,667
                                                   ----------
ELECTRIC UTILITIES - 5.4%
ALLETE, Inc.                                  500      15,105
Ameren Corporation                            500      22,325
American Electric Power Company, Inc.       2,800      78,932
CenterPoint Energy, Inc. (+)                1,800      17,658
Cinergy Corporation                           700      25,417
Consolidated Edison, Inc.                   1,100      44,517
Constellation Energy Group, Inc.            1,400      50,918
Dominion Resources, Inc. (+)                1,564      96,342
DPL, Inc.                                     700      12,754
DTE Energy Company (+)                        800      29,504
Duke Energy Corporation (+)                 6,300     114,345
Duquesne Light Holdings, Inc.                 500       8,035
Edison International (*)                    3,600      70,956
Energy East Corporation                     1,000      22,450
Entergy Corporation                         1,600      86,240
Exelon Corporation                          2,400     152,280
FirstEnergy Corporation                     1,400      48,146
Great Plains Energy, Inc. (+)               1,117      35,610
NiSource, Inc.                              1,800      37,278
Northeast Utilities                           700      13,188
NSTAR                                         500      23,350
OGE Energy Corporation                        400       9,124
Pepco Holdings, Inc.                          200       3,520
PG&E Corporation (*)(+)                     2,700      66,015
Pinnacle West Capital Corporation             300      10,968

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ELECTRIC UTILITIES - CONTINUED
PPL Corporation                             1,100  $   43,912
Progress Energy, Inc.                         700      30,170
Public Service Enterprise Group, Inc.       2,200      89,914
Puget Energy, Inc.                            100       2,273
Scana Corporation                             400      13,716
Sempra Energy                               1,200      33,360
Southern Company (The)                      3,400     101,320
TECO Energy, Inc.                           1,000      13,130
TXU Corporation (+)                         2,800      63,896
Wisconsin Energy Corporation                  800      26,200
Xcel Energy, Inc.                           1,700      27,880
                                                   ----------
                                                    1,540,748
                                                   ----------
ELECTRICAL EQUIPMENT - 0.6%
Energizer Holdings, Inc. (*)                  400      14,720
Hubbell, Inc. Cl. B                         1,400      59,976
Johnson Controls, Inc.                        500      53,765
Rockwell Automation, Inc.                     900      27,945
                                                   ----------
                                                      156,406
                                                   ----------
ELECTRONICS - 1.8%
American Power Conversion Corporation         900      18,207
Arrow Electronics, Inc. (*)                   400       8,540
Avnet, Inc. (*)(+)                            700      13,580
Carlisle Companies, Inc.                    1,100      63,085
Emerson Electric Company                    2,300     130,525
General Motors Corporation (+)              3,100     132,277
General Motors Corporation Cl. H (*)        2,500      41,075
LSI Logic Corporation (*)                   4,200      38,808
Rockwell Collins, Inc.                        900      24,705
Sanmina-SCI Corporation (*)(+)              2,500      26,375
Vishay Intertechnology, Inc. (*)              800      15,000
                                                   ----------
                                                      512,177
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 0.3%
Advanced Micro Devices, Inc. (*)(+)         1,800      27,360
Applied Micro Circuits Corporation (*)      2,300      13,386
Cypress Semiconductor Corporation (*)(+)      600      12,876
Integrated Device Technology, Inc. (*)        300       4,710
Micron Technology, Inc. (*)(+)              1,700      24,378
National Semiconductor Corporation (*)        300      12,189
                                                   ----------
                                                       94,899
                                                   ----------
ENTERTAINMENT & LEISURE - 1.1%
Blockbuster, Inc. Cl. A                       100       1,927
Brunswick Corporation                         300       8,901
Eastman Kodak Company                       1,300      31,759
Harrah's Entertainment, Inc. (*)              200       8,700
Hasbro, Inc.                                  700      15,260

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
ENTERTAINMENT & LEISURE - CONTINUED
Liberty Media Corporation Cl. A (*)         3,900  $   39,351
Metro-Goldwyn-Mayer, Inc. (*)(+)              400       6,384
Park Place Entertainment Corporation (*)    1,700      16,320
Regal Entertainment Group Cl. A (+)           200       4,100
Walt Disney Company (The)                   8,500     192,440
                                                   ----------
                                                      325,142
                                                   ----------
FINANCIAL SERVICES - 6.6%
A.G. Edwards, Inc.                            200       8,100
Allied Capital Corporation (*)(+)             600      14,910
AMB Property Corporation REIT                 400      11,996
American Express Company                      900      42,237
Annaly Mortgage Management, Inc. REIT         600       9,804
Apartment Investment & Management
 Company Cl. A REIT                           300      12,270
AvalonBay Communities, Inc. REIT              300      13,701
Bear Stearns Companies, Inc. (The)            700      53,375
Boston Properties, Inc. REIT                  400      17,700
CarrAmerica Realty Corporation REIT         1,200      36,084
CIT Group, Inc.                             1,600      53,792
Countrywide Financial Corporation (+)         900      94,608
Developers Diversified Realty
 Corporation REIT                             400      11,560
Duke Realty Corporation REIT                  600      17,568
E Trade Financial Corporation (*)           1,700      17,510
Equity Office Properties Trust REIT         2,198      61,566
Equity Residential REIT                     1,500      43,875
Franklin Resources, Inc.                      900      42,678
Friedman Billings Ramsey Group, Inc. Cl.
 A                                          2,200      43,824
General Growth Properties, Inc. REIT          400      30,600
Goldman Sachs Group, Inc. (The) (+)         1,400     131,460
IndyMac Bancorp, Inc.                         300       8,820
iStar Financial, Inc.                         400      15,224
Jefferies Group, Inc.                         200       6,200
Kimco Realty Corporation REIT                 500      20,830
Legg Mason, Inc. (+)                          100       8,325
Lehman Brothers Holdings, Inc.              1,600     115,200
Liberty Property Trust REIT                   600      21,828
Mack-Cali Realty Corporation REIT           1,600      60,304
Merrill Lynch & Company, Inc.               5,400     319,680
Morgan Stanley                              5,600     307,272
ProLogis Trust REIT                           269       7,946
Public Storage, Inc.                          500      20,000
Raymond James Financial, Inc.                 200       8,158
Regency Centers Corporation REIT (+)          200       7,416
Rouse Company REIT                            600      25,800
Simon Property Group, Inc. REIT               700      31,556
T. Rowe Price Group, Inc.                     400      16,460
Trizec Properties, Inc. REIT                4,400      58,740

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
FINANCIAL SERVICES - CONTINUED
United Dominion Realty Trust, Inc. REIT       600  $   10,470
Vornado Realty Trust REIT                     500      25,275
                                                   ----------
                                                    1,864,722
                                                   ----------
FOOD RETAILERS - 0.5%
Albertson's, Inc.                           2,000      40,580
Kroger Company (The) (*)                    4,300      75,207
Winn-Dixie Stores, Inc.                     1,800      14,562
                                                   ----------
                                                      130,349
                                                   ----------
FOREST PRODUCTS & PAPER - 1.2%
Boise Cascade Corporation                     900      25,245
Georgia-Pacific Corporation                 2,100      55,188
International Paper Company                 3,200     125,920
Plum Creek Timber Company, Inc. (+)           900      23,715
Rayonier, Inc.                                300      12,615
Smurfit-Stone Container Corporation         1,000      15,500
Weyerhaeuser Company                        1,200      72,276
                                                   ----------
                                                      330,459
                                                   ----------
HEALTH CARE PROVIDERS - 0.3%
Humana, Inc. (*)                            1,800      36,522
Manor Care, Inc. (*)                          300       9,984
Tenet Healthcare Corporation (*)(+)         1,600      22,080
Wellpoint Health Networks, Inc. (*)           100       8,890
                                                   ----------
                                                       77,476
                                                   ----------
HEAVY CONSTRUCTION - 0.4%
Centex Corporation                            400      39,000
Hovnanian Enterprises, Inc. (*)(+)            600      48,768
Lennar Corporation Cl. A                      300      27,555
                                                   ----------
                                                      115,323
                                                   ----------
HEAVY MACHINERY - 1.6%
Caterpillar, Inc.                           1,900     139,232
Cummins, Inc.                                 700      33,180
Deere & Company                             1,300      78,806
Dover Corporation                             900      35,118
Pall Corporation                              200       4,680
Parker-Hannifin Corporation                   400      20,388
United Technologies Corporation             1,600     135,504
W.W. Grainger, Inc.                           400      18,312
                                                   ----------
                                                      465,220
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.0%
D.R. Horton, Inc.                             700      27,860
Hillenbrand Industries, Inc.                  400      23,812
HON Industries, Inc.                          200       8,200
KB Home                                       400      27,396

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - CONTINUED
Lear Corporation (*)(+)                       400  $   23,236
MDC Holdings, Inc.                            400      26,928
Pulte Homes, Inc. (+)                         600      51,906
Ryland Group, Inc. (The)                      500      44,450
Toll Brothers, Inc. (*)                       700      25,788
Whirlpool Corporation                         300      21,141
                                                   ----------
                                                      280,717
                                                   ----------
HOUSEHOLD PRODUCTS - 0.2%
Clorox Company (The)                          400      18,120
Fortune Brands, Inc.                          400      26,060
Valspar Corporation (The)                     300      14,310
                                                   ----------
                                                       58,490
                                                   ----------
INDUSTRIAL - 0.1%
SPX Corporation (*)                           300      14,436
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.0%
Avocent Corporation (*)                       100       3,780
Interactive Data Corporation (*)              100       1,720
                                                   ----------
                                                        5,500
                                                   ----------
INSURANCE - 6.8%
Aetna, Inc.                                   400      22,964
AFLAC, Inc.                                   100       3,648
Allstate Corporation (The)                  4,800     189,600
AMBAC Financial Group, Inc.                   500      35,370
American Financial Group, Inc. (+)            200       4,454
American International Group, Inc.          4,558     277,263
Anthem, Inc. (*)(+)                           412      28,193
Aon Corporation                             1,500      32,850
Chubb Corporation                           1,200      80,172
Cigna Corporation                             700      39,935
Cincinnati Financial Corporation              700      28,644
Fidelity National Financial, Inc. (+)       1,625      50,245
First American Corporation                  2,100      60,165
Hartford Financial Services Group, Inc.
 (The) (+)                                  1,500      82,350
HCC Insurance Holdings, Inc.                  200       5,828
Health Net, Inc. (*)(+)                     1,300      41,067
Jefferson-Pilot Corporation (+)               700      33,418
John Hancock Financial Services, Inc.
 (+)                                        2,100      74,235
Leucadia National Corporation (+)             200       8,400
Lincoln National Corporation                1,100      43,923
Loews Corporation                             100       4,300
MBIA, Inc.                                    950      56,629
Mercury General Corporation                   200       9,506
Metlife, Inc.                               1,800      56,520
Mony Group, Inc. (+)                          200       6,402
Nationwide Financial Services, Inc. Cl.
 A                                            300      10,191

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
INSURANCE - CONTINUED
Old Republic International Corporation        800  $   28,752
Pacificare Health Systems Cl. A (*)           600      35,700
PMI Group, Inc. (+)                           400      15,292
Principal Financial Group, Inc.             2,200      68,970
Protective Life Corporation                   400      12,988
Prudential Financial, Inc.                  4,200     162,288
Radian Group, Inc.                            300      15,870
Reinsurance Group of America, Inc.            200       7,990
Safeco Corporation                            900      33,030
St. Paul Companies, Inc. (The) (+)          1,200      45,756
Stancorp Financial Group, Inc.                200      12,610
Torchmark Corporation                         700      30,716
Transatlantic Holdings, Inc.                  100       7,670
Travelers Property Casualty Corporation
 Cl. B                                      4,700      76,939
Unitrin, Inc.                                 200       7,400
UnumProvident Corporation                   1,600      26,192
W.R. Berkley Corporation                      350      12,001
WellChoice, Inc. (*)                        1,200      39,000
                                                   ----------
                                                    1,925,436
                                                   ----------
LODGING - 0.4%
Hilton Hotels Corporation                     600       9,504
Mandalay Resort Group                       1,100      43,175
Marriott International, Inc. Cl. A            500      21,600
MGM Mirage, Inc. (*)                          200       7,100
Starwood Hotels & Resorts Worldwide,
 Inc.                                         700      23,611
                                                   ----------
                                                      104,990
                                                   ----------
MANUFACTURING - 0.5%
3M Company                                    600      47,321
Eaton Corporation                             400      40,096
Illinois Tool Works, Inc.                     400      29,420
Pentair, Inc.                                 300      12,300
                                                   ----------
                                                      129,137
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 3.2%
Belo Corporation Cl. A                        400      10,904
Cablevision Systems Corporation Cl. A
 (*)                                          800      16,160
Clear Channel Communication, Inc.             800      32,656
Comcast Corporation Cl. A (*)(+)            3,296     111,800
Cox Communications, Inc. (*)                1,000      34,070
Fox Entertainment Group, Inc. Cl. A (*)       800      22,160
Gannett Company, Inc.                       1,100      92,521
Harte-Hanks, Inc.                             300       5,961
InterActive Corporation (*)(+)                628      23,054
Knight-Ridder, Inc.                           400      29,328
Lee Enterprises, Inc.                         300      12,648
McGraw-Hill Companies, Inc. (The)             100       6,695
Media General, Inc. Cl. A                     100       6,605

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
MEDIA - BROADCASTING & PUBLISHING - CONTINUED
Meredith Corporation                          100  $    4,852
New York Times Company                        200       9,506
Time Warner, Inc. (*)                      23,600     360,844
Tribune Company                               600      29,430
Viacom, Inc. Cl. B                          2,596     103,503
                                                   ----------
                                                      912,697
                                                   ----------
MEDICAL SUPPLIES - 0.6%
Agilent Technologies, Inc. (*)              3,000      74,760
Apogent Technologies, Inc. (*)                400       8,780
Bausch & Lomb, Inc.                         1,200      57,792
Becton Dickinson & Company                    300      10,968
C.R. Bard, Inc.                               100       8,005
Tektronix, Inc.                               300       7,701
Thermo Electron Corporation (*)               400       8,792
                                                   ----------
                                                      176,798
                                                   ----------
METALS - 0.8%
Alcoa, Inc.                                 4,700     148,379
AptarGroup, Inc.                              300      10,740
Crane Company                                 300       8,430
Newmont Mining Corporation                    800      35,024
Precision Castparts Corporation               300      12,339
Southern Peru Copper Corporation              100       2,846
                                                   ----------
                                                      217,758
                                                   ----------
NATIONAL COMMERCIAL BANKS - 13.4%
AmSouth Bancorporation                      2,100      49,602
Bank of America Corporation                 9,600     727,008
Bank of Hawaii Corporation                    400      15,760
Bank One Corporation (+)                    6,200     263,190
BB&T Corporation (+)                        3,067     118,601
BOK Financial Corporation (*)                 103       3,893
City National Corporation                     200      12,042
Comerica, Inc.                              1,000      51,480
Commerce Bancshares, Inc.                     300      14,364
Compass Bancshares, Inc.                      700      26,446
Cullen/Frost Bankers, Inc.                    200       7,752
F.N.B. Corporation                            210       6,941
First Midwest Bancorp, Inc.                   100       3,090
First Tennessee National Corporation          800      36,288
FirstMerit Corporation                        400      10,312
Fleet Boston Financial Corporation          7,000     282,730
Fulton Financial Corporation                  603      12,452
Hibernia Corporation Cl. A                    600      13,554
Huntington Bancshares, Inc. (+)             1,500      32,490
J.P. Morgan Chase & Company (+)            12,590     451,981
KeyCorp                                     2,300      64,975
Marshall & Ilsley Corporation               1,300      46,566

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
Mellon Financial Corporation                1,300  $   38,831
National City Corporation                   4,500     146,970
National Commerce Financial Corporation     1,100      30,217
Old National Bancorp                          336       7,459
PNC Financial Services Group, Inc.          1,500      80,355
Popular, Inc. (Puerto Rico)                 1,300      58,500
Regions Financial Corporation (+)           1,600      58,800
SouthTrust Corporation                      2,000      63,700
State Street Corporation (+)                1,600      83,776
SunTrust Banks, Inc.                          900      60,363
Union Planters Corporation                  1,250      41,588
Valley National Bancorp                       115       3,364
Wachovia Corporation                        9,600     440,352
Wells Fargo & Company                       7,100     399,872
Westamerica Bancorporation                    100       5,006
Zions Bancorporation                          500      30,645
                                                   ----------
                                                    3,801,315
                                                   ----------
OFFICE EQUIPMENT/SUPPLIES - 0.0%
IKON Office Solutions, Inc.                   800       6,720
                                                   ----------
OIL & GAS - 10.6%
AGL Resources, Inc.                           300       8,445
Amerada Hess Corporation (+)                  400      20,648
Anadarko Petroleum Corporation                900      39,258
Apache Corporation                            871      60,726
Ashland, Inc.                                 300      11,172
Burlington Resources, Inc.                  1,100      53,504
Chesapeake Energy Corporation               2,000      23,860
ChevronTexaco Corporation                   5,825     432,798
ConocoPhillips                              5,643     322,497
Devon Energy Corporation                    1,682      81,577
El Paso Corporation                         2,300      16,882
Equitable Resources, Inc.                     400      16,480
Exxon Mobil Corporation                    36,800   1,346,144
Helmerich & Payne, Inc.                       400      10,604
Kerr-McGee Corporation                        600      24,900
KeySpan Corporation                           700      24,479
Kinder Morgan, Inc.                           100       5,355
Marathon Oil Corporation                    2,500      73,925
MDU Resources Group, Inc.                     750      16,973
Murphy Oil Corporation                        100       5,898
National Fuel Gas Company                     500      11,175
Newfield Exploration Company (*)              200       7,946
Nicor, Inc.                                   300      10,281
Occidental Petroleum Corporation            2,500      88,150
ONEOK, Inc.                                 1,600      31,824
Peoples Energy Corporation                    200       8,090
Pioneer Natural Resources Company (*)         400      10,580

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
OIL & GAS - CONTINUED
Pogo Producing Company                        600  $   25,086
Pride International, Inc. (*)                 600       9,828
Questar Corporation                           700      22,225
Sunoco, Inc.                                  500      21,880
Unocal Corporation                          1,400      44,352
Valero Energy Corporation                     800      34,160
Vectren Corporation                           300       7,080
Western Gas Resources, Inc.                   200       8,500
Westport Resources Corporation (*)            100       2,394
WGL Holdings, Inc.                            300       8,295
Williams Companies, Inc. (The) (+)          4,200      42,840
XTO Energy, Inc.                              500      11,835
                                                   ----------
                                                    3,002,646
                                                   ----------
PHARMACEUTICALS - 2.2%
AmerisourceBergen Corporation (+)             100       5,677
Andrx Corporation (*)(+)                      100       1,990
Bristol-Myers Squibb Company                5,500     139,535
Henry Schein, Inc. (*)                        400      24,820
ICN Pharmaceuticals, Inc. (+)                 300       5,793
Invitrogen Corporation (*)                    600      38,154
King Pharmaceuticals, Inc. (*)              1,000      13,400
McKesson Corporation                        1,500      45,405
Merck & Company, Inc.                       6,000     265,500
Protein Design Labs, Inc. (*)                 100       1,348
Schering-Plough Corporation                 1,200      18,324
Sigma Aldrich Corporation (+)                 300      15,735
Watson Pharmaceutical, Inc. (*)               600      23,562
Wyeth                                         800      35,312
                                                   ----------
                                                      634,555
                                                   ----------
PREPACKAGED SOFTWARE - 0.4%
BMC Software, Inc. (*)                        100       1,738
Computer Associates International, Inc.     1,100      25,872
Compuware Corporation (*)                   1,900      10,678
Novell, Inc. (*)                            1,000       5,870
PeopleSoft, Inc. (*)                        1,400      29,064
Siebel Systems, Inc. (*)                      900      11,331
Sungard Data Systems, Inc. (*)              1,200      33,660
                                                   ----------
                                                      118,213
                                                   ----------
REAL ESTATE - 0.6%
Archstone-Smith Trust REIT                    400      10,680
Arden Realty, Inc.                            300       8,391
Catellus Development Corporation              200       4,454
CBL & Associates Properties, Inc. REIT        200      10,660
CenterPoint Properties Corporation            100       6,795
Chelsea Property Group, Inc. REIT             100       4,920
Cousins Properties, Inc. REIT                 100       2,875

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
REAL ESTATE - CONTINUED
Federal Realty Investment Trust REIT          100  $    3,795
Forest City Enterprises, Inc. Cl. A           100       4,431
Health Care Property Investors, Inc.
 REIT                                         200       9,326
Healthcare Realty Trust, Inc. REIT            200       6,750
Hospitality Properties Trust REIT             300      11,001
HRPT Properties Trust REIT                    800       7,488
Macerich Company (The) REIT (+)               300      12,060
Mills Corporation REIT                        100       4,080
New Plan Excel Realty Trust REIT            1,100      24,970
Pan Pacific Retail Properties, Inc. REIT      100       4,435
Thornburg Mortgage, Inc. REIT               1,100      29,975
Weingarten Realty Investors                   200       8,654
                                                   ----------
                                                      175,740
                                                   ----------
RESTAURANTS - 1.0%
CBRL Group, Inc.                            1,600      62,000
McDonald's Corporation                      8,200     205,082
Outback Steakhouse, Inc.                      200       8,400
Wendy's International, Inc.                   300      11,115
                                                   ----------
                                                      286,597
                                                   ----------
RETAILERS - 1.7%
Barnes & Noble, Inc. (*)(+)                   200       5,960
Big Lots, Inc. (*)                          1,200      18,012
Borders Group, Inc. (*)                       400       9,060
Costco Wholesale Corporation (*)            1,600      56,592
CVS Corporation (+)                         2,300      80,914
Federated Department Stores, Inc.           1,300      61,815
Foot Locker, Inc.                           1,342      24,022
J.C. Penney Company, Inc.                   1,500      35,475
May Department Stores Company (The)         1,500      41,940
Neiman Marcus Group, Inc. (The) Cl. A
 (*)                                          200       9,510
Office Depot, Inc. (*)                      1,800      26,874
Rite Aid Corporation (*)                      600       3,438
Saks, Inc. (*)                                700       9,730
Sears Roebuck and Company (+)                 600      31,578
Sherwin-Williams Company                      700      23,478
Toys 'R' Us, Inc. (*)(+)                    1,100      14,300
Xerox Corporation (*)(+)                    3,300      34,650
                                                   ----------
                                                      487,348
                                                   ----------
STATE COMMERCIAL BANKS - 0.7%
Associated Banc-Corp                          470      19,345
BancorpSouth, Inc.                            100       2,351
Banknorth Group, Inc.                         900      28,188
Colonial BancGroup, Inc.                    1,600      25,088
First Bancorp Puerto Rico (Puerto Rico)       100       3,330
Hudson United Bancorp                         400      14,516
International Bancshares Corporation          100       4,592

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
STATE COMMERCIAL BANKS - CONTINUED
M&T Bank Corporation                          300  $   28,170
Mercantile Bankshares Corporation             300      12,711
Provident Financial Group, Inc.               200       5,890
Sky Financial Group, Inc.                     500      12,175
UnionBanCal Corporation                       300      16,251
Whitney Holding Corporation                   300      11,391
Wilmington Trust Corporation                  200       6,736
                                                   ----------
                                                      190,734
                                                   ----------
TELEPHONE SYSTEMS - 5.9%
Alltel Corporation                          1,700      80,359
AT&T Corporation - Ex Distribution (+)      5,440     101,130
AT&T Wireless Services, Inc. (*)(+)         7,000      50,750
BellSouth Corporation                      12,200     320,982
CenturyTel, Inc.                              900      32,175
NTL, Inc. (*)(+)                              400      24,692
SBC Communications, Inc.                   18,200     436,436
Sprint Corporation (FON Group)              6,600     105,600
Verizon Communications, Inc.               15,100     507,360
West Corporation (*)                          100       2,423
                                                   ----------
                                                    1,661,907
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.2%
Liz Claiborne, Inc.                           100       3,689
Mohawk Industries, Inc. (*)(+)                100       7,412
Reebok International Ltd.                     300      11,685
VF Corporation                                500      21,225
                                                   ----------
                                                       44,011
                                                   ----------
TRANSPORTATION - 1.1%
Burlington Northern Santa Fe Corporation    2,100      60,774
CSX Corporation                               700      22,274
FedEx Corporation                           1,100      83,336
J.B. Hunt Transport Services, Inc. (*)      1,200      30,456
Norfolk Southern Corporation                  300       6,045
Swift Transportation Company, Inc. (*)        100       2,243
Union Pacific Corporation                   1,400      87,640
Werner Enterprises, Inc.                      225       4,059
                                                   ----------
                                                      296,827
                                                   ----------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation                    700      15,337
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $25,560,168)                                     28,241,221

MUTUAL FUNDS - 0.1%
iShares Russell 1000 Value Index Fund
 (identified cost, $31,854) (+)               600      32,796
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                             AMOUNT       VALUE
SECURITY LENDING COLLATERAL - 15.5%
Bank of Montreal, 1.04%, due 11/14/03      $335,545  $  335,545
BlackRock Money Market Fund                667,356      667,356
Dreyfus Cash Management Plus Money
 Market Fund                               667,356      667,356
Merrill Lynch & Company, 1.195%, due
 11/26/03                                  800,828      800,828
Merrill Lynch Premier Institutional
 Money Market Fund                          46,099       46,099
Merrimac Money Market Fund                 674,030      674,030
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                      333,678      333,678
Royal Bank of Scotland, 1.08%, due
 01/20/04                                  867,563      867,563
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $4,392,455)                                         4,392,455
REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $56,679 due
 on 11/03/03 (secured with Federal
 Government Agency, 4.625%, due on
 04/25/16, with value of $59,509), at
 cost                                       56,675       56,675
                                                     ----------

TOTAL INVESTMENTS (identified cost, $30,041,152)     32,723,147

Other assets, less liabilities - (15.5%)             (4,381,171)
                                                     ----------

NET ASSETS - 100%                                    $28,341,976
                                                     ==========

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%

ISSUER                                        SHARES       VALUE
APPAREL RETAILERS - 1.5%
AnnTaylor Stores Corporation (*)              32,500  $1,163,500
Casual Male Retail Group, Inc. (*)            11,700     104,130
                                                      ----------
                                                       1,267,630
                                                      ----------
APPAREL/FOOTWEAR - 2.1%
Stride Rite Corporation                      145,900   1,758,095
                                                      ----------
BANKING - 7.6%
Citizens South Banking Corporation            52,300     791,299
Hawthorne Financial Corporation (*)           41,700   1,088,787
New York Community Bancorp, Inc. (+)          60,309   2,183,186
Sterling Financial Corporation (*)            17,200     538,532
UCBH Holdings, Inc.                           47,500   1,696,225
                                                      ----------
                                                       6,298,029
                                                      ----------
BUILDING MATERIALS - 2.1%
Hughes Supply, Inc.                           45,200   1,746,980
                                                      ----------
CHEMICALS & PLASTICS - 4.3%
Georgia Gulf Corporation (+)                  65,700   1,767,330
Spartech Corporation                          77,100   1,787,178
                                                      ----------
                                                       3,554,508
                                                      ----------
COMPUTER & INFORMATION SERVICES - 0.0%
Covansys Corporation (*)                       1,700      16,456
                                                      ----------
COMPUTER PROCESSING & DATA PREPARATION AND PROCESSING - 1.6%
Tyler Technologies, Inc. (*)                 170,700   1,351,944
                                                      ----------
COMPUTERS & INFORMATION - 1.0%
Paxar Corporation (*)                         72,300     866,154
                                                      ----------
CONSUMER ELECTRONICS - 1.6%
Harman International Industries, Inc.         10,400   1,333,280
                                                      ----------
CONSUMER PRODUCTS - 2.5%
Enesco Group, Inc. (*)                       210,900   2,068,929
                                                      ----------
CONTAINERS & PACKAGING - 2.5%
Intertape Polymer Group, Inc. (Canada)
 (*)                                         227,100   2,077,965
                                                      ----------
ELECTRIC UTILITIES - 2.0%
WPS Resources Corporation (+)                 38,000   1,684,540
                                                      ----------
ELECTRICAL EQUIPMENT - 0.9%
Aeroflex, Inc. (*)                            77,700     721,056
                                                      ----------
ELECTRICAL EQUIPMENT & INSTRUMENTS - 1.7%
Benchmark Electronics, Inc. (*)(+)            17,700     862,344
MKS Instruments, Inc. (*)                     20,400     530,400
                                                      ----------
                                                       1,392,744
                                                      ----------

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES       VALUE
ELECTRONICS - 1.7%
Technitrol, Inc. (*)                          66,700  $1,454,060
                                                      ----------
FILTRATION PRODUCTS - 1.9%
Cuno, Inc. (*)                                40,400   1,611,960
                                                      ----------
FINANCIAL SERVICES - 2.4%
Cash America International, Inc.             104,152   1,988,262
                                                      ----------
GAS UTILITIES - 2.8%
Energen Corporation                           62,400   2,300,688
                                                      ----------
HEAVY CONSTRUCTION - 0.9%
Quixote Corporation                           29,600     716,912
                                                      ----------
HEAVY MACHINERY - 0.6%
Tennant Company                               12,600     498,456
                                                      ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.5%
Bassett Furniture Industries, Inc.            76,100   1,195,531
La-Z-Boy, Inc. (+)                            83,900   1,694,780
                                                      ----------
                                                       2,890,311
                                                      ----------
INSURANCE - 5.9%
Delphi Financial Group, Inc. Cl. A (+)        27,400   1,380,138
Hub International Ltd. (Canada)               55,100     848,540
ProAssurance Corporation (*)(+)               36,300   1,092,630
Scottish Re Group Ltd.                        38,600     841,866
White Mountains Insurance Group Ltd. (+)       1,800     763,200
                                                      ----------
                                                       4,926,374
                                                      ----------
MANUFACTURING - 2.2%
A.O. Smith Corporation                        58,800   1,861,020
                                                      ----------
MEDIA - BROADCASTING & PUBLISHING - 0.6%
Salem Communications Corporation Cl. A
 (*)                                          20,200     469,650
                                                      ----------
MEDICAL SUPPLIES - 1.2%
Triad Hospitals, Inc. (*)                     31,500     967,995
                                                      ----------
MEDICAL SUPPLIES & SERVICES - 9.4%
Inverness Medical Innovations, Inc.
 (*)(+)                                       28,700     769,160
PolyMedica Corporation (*)                   113,872   3,359,224
PSS World Medical, Inc. (*)                  232,375   2,165,735
Respironics, Inc. (*)                         35,600   1,484,164
                                                      ----------
                                                       7,778,283
                                                      ----------
MULTI-INDUSTRY - 5.0%
Carlisle Companies, Inc.                      56,000   3,211,600
Cubic Corporation                             33,500     951,400
                                                      ----------
                                                       4,163,000
                                                      ----------
NATIONAL COMMERCIAL BANKS - 4.3%
F.N.B. Corporation                            40,441   1,336,575

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES       VALUE
NATIONAL COMMERCIAL BANKS - CONTINUED
Gold Banc Corporation, Inc.                  113,600  $1,467,712
Sun Bancorp, Inc. (*)                         34,400     804,960
                                                      ----------
                                                       3,609,247
                                                      ----------
OFFICE EQUIPMENT/SUPPLIES - 1.4%
New England Business Service, Inc.            40,100   1,166,910
                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.6%
SL Green Realty Corporation                   37,900   1,370,085
                                                      ----------
RETAILERS - 4.4%
BJ's Wholesale Club, Inc. (*)(+)              44,400   1,140,636
Linens 'n Things, Inc. (*)                    22,900     676,008
Movado Group, Inc.                            76,600   1,842,230
                                                      ----------
                                                       3,658,874
                                                      ----------
STATE COMMERCIAL BANKS - 7.1%
Center Financial Corporation                  18,900     417,123
Main Streets Banks, Inc.                      32,115     837,559
Pacific Capital Bancorp                       22,200     756,132
PrivateBancorp, Inc.                          19,200     777,600
Resource Bankshares Corporation               29,850     887,440
Santander Bancorp (Puerto Rico)               51,700   1,289,398
W Holding Company, Inc. (Puerto Rico)         40,000     931,600
                                                      ----------
                                                       5,896,852
                                                      ----------
TELEPHONE SYSTEMS - 0.6%
Boston Communications Group (*)               52,500     494,550
                                                      ----------
TEXTILES, CLOTHING & FABRICS - 5.4%
Interface, Inc. Cl. A (*)                    314,000   1,742,700
Mohawk Industries, Inc. (*)(+)                36,700   2,720,204
                                                      ----------
                                                       4,462,904
                                                      ----------
TRANSPORTATION - 2.3%
Marten Transport, Ltd. (*)                    22,900     596,316
Wabtec Corporation                            85,500   1,308,150
                                                      ----------
                                                       1,904,466
                                                      ----------
TOTAL COMMON STOCKS (identified cost, $62,958,748)    80,329,169
                                           PRINCIPAL
                                              AMOUNT
SECURITY LENDING COLLATERAL - 16.1%
Bank of Montreal, 1.04%, due 11/14/03     $1,024,150   1,024,150
BlackRock Money Market Fund                2,036,903   2,036,903
Dreyfus Cash Management Plus Money
 Market Fund                               2,036,903   2,036,903
Merrill Lynch & Company, 1.195%, due
 11/26/03                                  2,444,284   2,444,284
Merrill Lynch Premier Institutional
 Money Market Fund                           140,704     140,704
Merrimac Money Market Fund                 2,057,272   2,057,272
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                      1,018,452   1,018,452
Royal Bank of Scotland, 1.08%, due
 01/20/04                                  2,647,974   2,647,974
                                                      ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $13,406,642)                                        13,406,642

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT       VALUE
REPURCHASE AGREEMENTS - 3.4%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $2,837,015 due on 11/03/03 (secured by
 Federal Government Agency, 5.625%, due
 on 11/20/22, with value of $2,978,687),
 at cost                                  $2,836,845  $2,836,845
                                                      ----------

TOTAL INVESTMENTS (identified cost, $79,202,235)      96,572,656

Other assets, less liabilities - (16.1%)              (13,407,748)
                                                      ----------

NET ASSETS - 100%                                     $83,164,908
                                                      ==========

(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 93.1%

ISSUER                                        SHARES        VALUE
APPAREL RETAILERS - 0.0%
Carter's, Inc. (+)                             8,700  $   243,600
                                                      -----------
AUTOMOTIVE - 1.1%
Aftermarket Technology Corporation (*)       416,900    4,940,265
                                                      -----------
BANKING - 5.1%
First Essex Bancorp, Inc.                    129,500    7,044,800
First Niagara Financial Group, Inc.          363,300    5,191,557
Webster Financial Corporation                243,894   10,902,062
                                                      -----------
                                                       23,138,419
                                                      -----------
BEVERAGES, FOOD & TOBACCO - 1.5%
Performance Food Group Company (*)(+)        178,300    6,641,675
                                                      -----------
BUILDING MATERIALS - 1.5%
ElkCorp                                      272,200    6,913,880
                                                      -----------
COMMERCIAL SERVICES - 3.3%
Advo, Inc.                                   196,100    8,791,163
National Processing, Inc. (*)                268,600    5,933,374
                                                      -----------
                                                       14,724,537
                                                      -----------
COMMUNICATIONS - 0.9%
Inet Technologies, Inc. (*)                  292,096    3,928,691
                                                      -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 2.8%
Ansoft Corporation (*)                       429,100    5,016,179
Cognex Corporation                           278,100    7,466,985
                                                      -----------
                                                       12,483,164
                                                      -----------
DATA PROCESSING & PREPARATION - 2.6%
Arbitron, Inc. (*)                           296,900   11,727,550
                                                      -----------
ELECTRIC UTILITIES - 0.9%
Central Vermont Public Services
 Corporation                                 183,100    4,211,300
                                                      -----------
ELECTRICAL EQUIPMENT - 4.8%
Baldor Electric Company                      218,400    4,651,920
LSI Industries, Inc.                         625,150   10,208,700
Regal-Beloit Corporation                     150,100    3,054,535
Woodhead Industries, Inc.                    224,700    3,550,260
                                                      -----------
                                                       21,465,415
                                                      -----------
ELECTRONICS - 8.1%
AZZ, Inc. (*)                                272,000    3,487,040
Carlisle Companies, Inc.                     124,300    7,128,605
EDO Corporation                              291,400    6,498,220
Methode Electronics, Inc. Cl. A              145,900    1,737,669
Newport Corporation (*)                      236,200    3,722,512

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES        VALUE
ELECTRONICS - CONTINUED
Rogers Corporation (*)                        59,600  $ 2,382,808
Technitrol, Inc. (*)                         525,900   11,464,620
                                                      -----------
                                                       36,421,474
                                                      -----------
ELECTRONICS/SEMICONDUCTORS - 6.6%
Actel Corporation (*)                        376,600   10,160,668
Micrel, Inc. (*)                             678,900   11,201,850
Mykrolis Corporation (*)                     557,500    8,223,125
                                                      -----------
                                                       29,585,643
                                                      -----------
FINANCIAL SERVICES - 3.6%
Eaton Vance Corporation                      295,400   10,303,552
Jefferies Group, Inc.                        192,600    5,970,600
                                                      -----------
                                                       16,274,152
                                                      -----------
HEALTH CARE PROVIDERS - 1.4%
CorVel Corporation (*)                       174,300    6,290,487
                                                      -----------
HEAVY MACHINERY - 8.2%
Actuant Corporation Cl. A (*)                144,300    4,652,232
Hardinge, Inc.                               255,100    2,359,675
IDEX Corporation                             173,400    6,447,012
Kaydon Corporation                           368,600    8,761,622
Knight Transportation, Inc. (*)              176,700    4,447,539
Modine Manufacturing Company                 184,500    4,721,355
Robbins & Myers, Inc.                        267,800    5,650,580
                                                      -----------
                                                       37,040,015
                                                      -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
Palm Harbor Homes, Inc. (+)                  272,500    5,054,875
                                                      -----------
INDUSTRIAL - 0.0%
Overnite Corporation (*)                      10,100      223,816
                                                      -----------
INSURANCE - 4.0%
Direct General Corporation (*)                30,800      923,692
Infinity Property & Casualty Corporation     281,900    9,161,750
Philadelphia Consolidated Holding
 Corporation (*)                             172,300    8,123,945
                                                      -----------
                                                       18,209,387
                                                      -----------
MEDIA - BROADCASTING & PUBLISHING - 5.0%
Gray Television, Inc.                        484,200    6,159,024
Lin TV Corporation Cl. A (*)                 299,100    6,744,705
Saga Communications, Inc. (*)                498,568    9,472,792
                                                      -----------
                                                       22,376,521
                                                      -----------
MEDICAL SUPPLIES - 7.8%
Coherent, Inc. (*)                           405,200    9,319,600
Dionex Corporation (*)                       181,200    7,708,248
II-VI, Inc. (*)                              356,330    8,455,711
Roper Industries, Inc. (+)                   194,400    9,607,248
                                                      -----------
                                                       35,090,807
                                                      -----------

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                        SHARES        VALUE
NATIONAL COMMERCIAL BANKS - 2.5%
Sterling Bancorp                             393,682  $11,499,451
                                                      -----------
OIL & GAS - 6.7%
Rowan Companies, Inc. (+)                    362,400    8,679,480
RPC, Inc.                                    412,200    4,299,246
Tidewater, Inc.                              205,600    5,635,496
Unit Corporation (*)                         343,800    6,666,282
W-H Energy Services, Inc. (*)                327,100    5,128,928
                                                      -----------
                                                       30,409,432
                                                      -----------
PHARMACEUTICALS - 5.5%
ICN Pharmaceuticals, Inc. (+)                335,400    6,476,574
K-V Pharmaceutical Company Cl. A (+)         279,450    6,706,800
Pharmaceutical Resources, Inc. (*)            49,500    3,577,860
Taro Pharmaceutical Industries Ltd.
 (Israel) (*)                                123,600    7,941,300
                                                      -----------
                                                       24,702,534
                                                      -----------
RESTAURANTS - 1.2%
RARE Hospitality International, Inc. (*)     210,500    5,220,400
                                                      -----------
RETAILERS - 1.3%
Michaels Stores, Inc.                        124,500    5,910,015
                                                      -----------
STATE COMMERCIAL BANKS - 3.0%
Boston Private Financial Holdings, Inc.      173,800    4,426,686
Financial Institutions, Inc.                  74,000    1,850,740
First Republic Bank                          197,050    7,054,390
                                                      -----------
                                                       13,331,816
                                                      -----------
TRANSPORTATION - 2.6%
C.H. Robinson Worldwide, Inc.                149,500    5,857,410
Landstar System, Inc. (*)                     81,500    5,952,760
                                                      -----------
                                                       11,810,170
                                                      -----------

TOTAL COMMON STOCKS (identified cost, $364,414,459)   419,869,491

                                           PRINCIPAL
                                              AMOUNT
SECURITY LENDING COLLATERAL - 4.4%
Bank of Montreal, 1.04%, due 11/14/03     $1,514,450    1,514,450
BlackRock Money Market Fund                3,012,045    3,012,045
Dreyfus Cash Management Plus Money
 Market Fund                               3,012,045    3,012,045
Merrill Lynch & Company, 1.195%, due
 11/26/03                                  3,614,455    3,614,455
Merrill Lynch Premier Institutional
 Money Market Fund                           208,064      208,064
Merrimac Money Market Fund                 3,042,166    3,042,166
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                      1,506,023    1,506,023
Royal Bank of Scotland, 1.08%, due
 01/20/04                                  3,915,659    3,915,659
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $19,824,907)                                         19,824,907

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                           PRINCIPAL
                                              AMOUNT        VALUE
REPURCHASE AGREEMENTS - 7.0%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $31,451,360 due on 11/03/03 (secured by
 Federal Government Agency, 4.375%, due
 on 04/20/24, with value of
 $33,021,947), at cost                    $31,449,473 $31,449,473
                                                      -----------

TOTAL INVESTMENTS (identified cost, $415,688,839)     471,143,871

Other assets, less liabilities - (4.5%)               (20,172,178)
                                                      -----------

NET ASSETS - 100%                                     $450,971,693
                                                      ===========

(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%

ISSUER                                     SHARES       VALUE
AUSTRALIA - 2.5%
Brambles Industries Ltd. - (Commercial
 Services) (+)                             59,106  $  195,150
Macquarie Infrastructure Group NPV -
 (Heavy Construction)                      88,333     197,971
                                                   ----------
                                                      393,121
                                                   ----------
CHINA - 2.4%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                       89,200     160,190
CNOOC Ltd. - (Oil & Gas)                  111,000     209,342
                                                   ----------
                                                      369,532
                                                   ----------
FINLAND - 1.5%
Nokia OYJ - (Telephone Systems)            14,000     238,342
                                                   ----------
FRANCE - 10.1%
Autoroutes du Sud de la France -
 (Transportation)                           5,000     153,660
BNP Paribas SA - (Banking)                  6,238     326,986
Credit Agricole SA - (Banking) (*)          9,423     199,652
L'Oreal SA - (Cosmetics & Personal Care) 3,292 242,808 Pernod-Ricard SA - (Beverages, Food &
 Tobacco)                                   1,800     173,259
Total SA - (Oil & Gas)                      3,087     478,645
                                                   ----------
                                                    1,575,010
                                                   ----------
GERMANY - 2.5%
Deutsche Borse AG - (Banking)               3,581     198,591
SAP AG - (Computer Software &
 Processing)                                1,300     188,677
                                                   ----------
                                                      387,268
                                                   ----------
HONG KONG - 2.7%
Henderson Land Development Company Ltd.
 - (Real Estate)                           49,000     205,641
Hong Kong & China Gas Company Ltd. -
 (Gas Utilities)                          157,747     218,306
                                                   ----------
                                                      423,947
                                                   ----------
IRELAND - 1.5%
Irish Life & Permanent PLC - (Financial
 Services)                                 16,269     227,349
                                                   ----------
ITALY - 1.8%
UniCredito Italiano SpA - (Banking)        57,652     283,282
                                                   ----------
JAPAN - 21.6%
Bridgestone Corporation - (Automotive) 11,000 143,739 Daikin Industries Ltd. - (Heavy
 Machinery)                                 7,000     148,956
East Japan Railway Company -
 (Transportation)                              60     271,143
Fuji Photo Film Company Ltd. -
 (Entertainment & Leisure)                  9,000     264,610
Fuji Television Network, Inc. - (Media -
 Broadcasting & Publishing)                    31     164,564
Honda Motor Company Ltd. - (Automotive) 6,700 263,866 Kaneka Corporation - (Chemicals &
 Plastics)                                 20,000     155,535
KDDI Corporation - (Telephone Systems)         28     151,688
Mitsui & Company Ltd. - (Miscellaneous) 31,000 225,045 Mitsui Fudosan Company Ltd. - (Real
 Estate)                                    8,000      74,265
Murata Manufacturing Company Ltd. -
 (Electrical Equipment)                     3,000     174,773
Nomura Holdings, Inc. - (Financial
 Services)                                  9,000     154,192

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
JAPAN - CONTINUED
NTT DoCoMo, Inc. - (Telephone Systems)        119  $  257,005
Rohm Company Ltd. -
 (Electronics/Semiconductors)               1,900     255,517
Seiko Epson Corporation - (Computers &
 Information)                               4,900     176,080
Shionogi & Company Ltd. -
 (Pharmaceuticals)                          6,000     100,454
Takeda Chemical Industries Ltd. -
 (Pharmaceuticals)                          6,400     225,917
Yamato Transport Company Ltd. -
 (Transportation)                          11,000     145,835
                                                   ----------
                                                    3,353,184
                                                   ----------
MALAYSIA - 2.3%
Astro All Asia Networks PLC - (Media -
 Broadcasting & Publishing) (*)             8,500      10,557
Gamuda Berhad - (Commercial Services)      88,000     175,977
Maxis Communications Berhad - (Telephone
 Systems)                                  82,000     162,900
                                                   ----------
                                                      349,434
                                                   ----------
NETHERLANDS - 9.1%
ABN AMRO Holding NV - (Banking)            15,757     329,835
Heineken NV - (Beverages, Food &
 Tobacco)                                   4,862     173,101
Koninklijke Philips Electronics NV -
 (Electronics)                             12,032     323,582
Royal Dutch Petroleum Company - (Oil &
 Gas)                                       9,000     398,392
VNU NV - (Media - Broadcasting &
 Publishing)                                6,149     186,832
                                                   ----------
                                                    1,411,742
                                                   ----------
SOUTH KOREA - 3.2%
Kookmin Bank - (Banking)                    4,440     162,000
Samsung Electronics Company Ltd. -
 (Electronics)                                430     170,693
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance)                         3,000     171,284
                                                   ----------
                                                      503,977
                                                   ----------
SPAIN - 2.1%
Banco Popular Espanol SA - (Banking)        3,409     176,836
Telefonica SA - (Telephone Systems)        11,842     146,945
                                                   ----------
                                                      323,781
                                                   ----------
SWEDEN - 2.3%
Hennes & Mauritz AB Cl. B - (Apparel
 Retailers)                                11,300     238,774
Securitas AB Cl. B - (Commercial
 Services)                                 10,100     123,795
                                                   ----------
                                                      362,569
                                                   ----------
SWITZERLAND - 6.8%
Adecco SA Registered - (Commercial
 Services)                                  2,599     152,877
Converium Holding AG - (Insurance)          4,347     213,648
Nestle SA Registered - (Beverages, Food
 & Tobacco)                                 1,747     383,641
Roche Holding AG - (Pharmaceuticals)        3,766     310,833
                                                   ----------
                                                    1,060,999
                                                   ----------
THAILAND - 0.8%
Kasikornbank Public Company Ltd. -
 (Banking) (*)                            111,100     123,815
                                                   ----------
UNITED KINGDOM - 21.9%
Abbey National PLC - (Financial
 Services)                                 20,414     194,651
British Sky Broadcasting Group PLC -
 (Media - Broadcasting & Publishing) (*)   23,156     251,107
Centrica PLC - (Gas Utilities)             97,493     304,780

DLB INTERNATIONAL FUND
(FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                     SHARES       VALUE
UNITED KINGDOM - CONTINUED
easyJet PLC - (Airlines) (*)               38,209  $  181,599
Glaxo SmithKline PLC - (Pharmaceuticals)   21,419     458,010
Intercontinental Hotels Group PLC -
 (Lodging) (*)                             17,797     161,255
Pearson PLC - (Media - Broadcasting &
 Publishing)                               25,000     258,396
Royal Bank of Scotland Group PLC -
 (Banking)                                 11,902     318,433
Smith & Nephew PLC - (Medical Supplies)    23,315     184,982
Smiths Group PLC - (Manufacturing)         17,714     210,552
Tesco PLC - (Food Retailers)               74,553     298,437
Vodafone AirTouch PLC - (Telephone
 Systems)                                 280,000     587,110
                                                   ----------
                                                    3,409,312
                                                   ----------
TOTAL COMMON STOCKS (identified cost,
  $13,164,430)                                     14,796,664

PREFERRED STOCKS - 1.5%
GERMANY - 1.5%
Porsche AG - (Automotive) (identified
 cost, $189,433)                              459     224,908
                                                   ----------

RIGHTS - 0.0%
Credit Agricole SA Rights, Expires
 11/7/03 (France) (identified cost, $0)
 (*)(+)                                     9,423       2,167
                                                   ----------

                                          PRINCIPAL
                                             AMOUNT
SECURITY LENDING COLLATERAL - 0.4%
Bank of Montreal, 1.04%, due 11/14/03      $ 4,395        4,395
BlackRock Money Market Fund                  8,742        8,742
Dreyfus Cash Management Plus Money
 Market Fund                                 8,742        8,742
Merrill Lynch & Company, 1.195%, due
 11/26/03                                   10,490       10,490
Merrill Lynch Premier Institutional
 Money Market Fund                             604          604
Merrimac Money Market Fund                   8,829        8,829
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                        4,371        4,371
Royal Bank of Scotland, 1.08%, due
 01/20/04                                   11,364       11,364
                                                     ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $57,537)                                               57,537
REPURCHASE AGREEMENTS - 3.0%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $464,258 due
 on 11/03/03 (secured by Federal
 Government Agency, 5.619%, due on
 07/01/32, with value of $487,442), at
 cost                                      464,231      464,231
                                                     ----------
TOTAL INVESTMENTS (identified cost, $13,875,631)     15,545,507

Other assets, less liabilities - 0.0%                     7,114
                                                     ----------
NET ASSETS - 100%                                    $15,552,621
                                                     ==========

(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%

ISSUER                                       SHARES       VALUE
BRAZIL - 7.9%
Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar, ADR - (Food
 Retailers)                                  19,000  $  382,470
Companhia de Bebidas das Americas ADR -
 (Beverages, Food & Tobacco)                 37,300     790,760
Companhia Vale do Rio Doce ADR -
 (Metals)                                    14,500     585,800
Petroleo Brasileiro SA ADR - (Oil & Gas) 14,900 350,150 Tele Norte Leste Participacoes SA ADR -
 (Telephone Systems)                         26,700     378,339
Votorantim Celulose e Papel SA Sponsored
 ADR - (Forest Products & Paper) (+)         16,600     454,508
                                                     ----------
                                                      2,942,027
                                                     ----------
CHILE - 2.5%
Antofagasta PLC - (Metals)                   14,521     257,854
Compania de Telecomunicaciones de Chile
 SA ADR - (Telephone Systems)                15,000     228,450
Distribucion y Servicio ADR - (Food
 Retailers) (+)                              16,000     300,800
Embotelladora Andina SA ADR Series B -
 (Beverages, Food & Tobacco)                 13,870     142,861
                                                     ----------
                                                        929,965
                                                     ----------
CHINA - 10.1%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                        312,000     560,306
China Resources Enterprises Ltd. -
 (Industrial - Diversified)                 948,000   1,116,673
CNOOC Ltd. - (Oil & Gas)                    412,000     777,018
Hainan Meilan Airport Company Ltd. -
 (Engineering & Construction)               252,000     173,560
Shangri-La Asia Ltd. - (Lodging)            848,000     813,296
Zhejiang Expressway Holdings Company
 Ltd. - (Transportation)                    526,000     330,109
                                                     ----------
                                                      3,770,962
                                                     ----------
CROATIA - 2.9%
Pliva d.d. GDR - (Pharmaceuticals)           73,110   1,089,339
                                                     ----------
EGYPT - 0.9%
Commercial International Bank Sponsored
 GDR - (Banking)                             47,200     316,240
                                                     ----------
ESTONIA - 1.2%
Hansabank Ltd. - (Banking)                   20,182     458,505
                                                     ----------
HUNGARY - 3.7%
Gedeon Richter GDR 144A -
 (Pharmaceuticals)                            7,300     750,707
Matav RT ADR - (Telephone Systems)           33,794     613,023
                                                     ----------
                                                      1,363,730
                                                     ----------
INDIA - 11.4%
Cipla Ltd. - (Pharmaceuticals)               23,400     670,852
Grasim Industries Ltd. - (Building
 Materials)                                  21,500     407,337
HDFC Bank Ltd. ADR - (Banking)               17,920     463,949
Hindalco Industries Ltd. GDR 144A -
 (Metals)                                    25,591     624,446
Hindustan Lever Ltd. - (Cosmetics &
 Personal Care)                              90,000     346,888
Housing Development Finance Corporation
 Ltd. - (Financial Services)                 61,769     708,912
ICICI Bank Ltd., Sponsored ADR -
 (Banking)                                   16,500     209,550
I-Flex Solutions Ltd. - (Computer & Data
 Processing Services)                        10,238     155,242

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
INDIA - CONTINUED
Ranbaxy Laboratories Ltd. -
 (Pharmaceuticals)                           21,000  $  455,765
Tata Motors Ltd. - (Automotive)              26,000     214,945
                                                     ----------
                                                      4,257,886
                                                     ----------
ISRAEL - 3.0%
Makhteshim-Agan Industries Ltd. -
 (Chemicals & Plastics)                      86,317     264,631
Orbotech Ltd. - (Medical Supplies) (*)        8,003     190,071
Retalix Ltd. - (Prepackaged Software)
 (*)                                         10,057     195,416
Taro Pharmaceutical Industries Ltd. -
 (Pharmaceuticals) (*)                        4,000     257,000
Teva Pharmaceutical Industries Ltd. ADR
 - (Pharmaceuticals) (+)                      3,400     193,426
                                                     ----------
                                                      1,100,544
                                                     ----------
MALAYSIA - 7.0%
Astro All Asia Networks PLC - (Media -
 Broadcasting & Publishing) (*)              38,200      47,442
Genting Berhad - (Entertainment &
 Leisure)                                   121,600     591,922
IOI Corporation - (Beverages, Food &
 Tobacco)                                   445,000     889,883
Maxis Communications Berhad - (Telephone
 Systems)                                   355,000     705,236
Public Bank Berhad - (Banking)              495,125     390,837
                                                     ----------
                                                      2,625,320
                                                     ----------
MEXICO - 6.6%
Coca-Cola Femsa SA de CV ADR -
 (Beverages, Food & Tobacco) (*)             18,400     371,680
Consorcio ARA SA de CV - (Real Estate)
 (*)                                        264,500     721,451
Grupo Aeroportuario del Sureste SA de CV
 ADR - (Commercial Services)                 26,630     460,166
Grupo Financiero BBVA Bancomer SA de CV
 Series B - (Financial Services) (*)        305,000     259,181
Grupo Modelo Cl. C - (Beverages, Food &
 Tobacco)                                   130,400     328,065
Wal-Mart de Mexico SA de CV -
 (Retailers)                                127,400     332,047
                                                     ----------
                                                      2,472,590
                                                     ----------
PHILIPPINE ISLANDS - 1.3%
Ayala Corporation - (Financial Services)  1,850,000     170,338
Ayala Land, Inc. - (Real Estate)          2,548,000     299,007
                                                     ----------
                                                        469,345
                                                     ----------
POLAND - 0.8%
Agora SA GDR - (Media - Broadcasting &
 Publishing) (*)                             12,200     148,840
Agora SA GDR 144A - (Media -
 Broadcasting & Publishing) (*)              11,400     139,080
                                                     ----------
                                                        287,920
                                                     ----------
RUSSIA - 1.3%
LUKOIL Sponsored ADR - (Oil & Gas)            6,163     501,052
                                                     ----------
SOUTH AFRICA - 8.3%
Bidvest Group Ltd. - (Commercial
 Services)                                   30,370     184,457
Edgars Consolidated Stores Ltd. -
 (Apparel Retailers)                          5,130      75,224
Gold Fields Ltd. - (Mining)                  55,375     788,852
Harmony Gold Mining Company Ltd. -
 (Metals)                                    38,851     595,538
MTN Group Ltd. - (Telephone Systems) (*)     95,694     341,809
Nampak Ltd. - (Containers & Packaging)      172,649     324,071
New Clicks Holdings Ltd. - (Retailers)       67,005      72,576

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
ISSUER                                       SHARES       VALUE
SOUTH AFRICA - CONTINUED
SABMiller PLC - (Beverages, Food &
 Tobacco)                                    32,787  $  276,896
Softline Ltd. - (Prepackaged Software)
 (*)                                      1,515,686     431,794
                                                     ----------
                                                      3,091,217
                                                     ----------
SOUTH KOREA - 15.1%
Amorepacific Corporation - (Cosmetics &
 Personal Care)                               3,740     513,302
CJ Corporation - (Beverages, Food &
 Tobacco)                                     7,040     351,405
Hite Brewery Company Ltd. - (Beverages,
 Food & Tobacco)                             12,490     949,409
Lotte Chilsung Beverage Company Ltd. -
 (Beverages, Food & Tobacco)                    710     359,797
Lotte Confectionery Company Ltd. -
 (Beverages, Food & Tobacco)                    340     149,324
S1 Corporation - (Commercial Services)       14,800     310,000
Samsung Electronics Company Ltd. GDR -
 (Electronics) (+)                            9,315   1,863,000
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance)                          13,390     764,497
Shinsegae Company Ltd. - (Retailers)          1,800     361,064
                                                     ----------
                                                      5,621,798
                                                     ----------
SRI LANKA - 1.2%
John Keells Holdings - (Industrial -
 Diversified)                               279,248     430,893
                                                     ----------
TAIWAN - 5.1%
Chunghwa Telecom Company Ltd. ADR -
 (Telephone Systems)                         38,500     595,980
Compal Electronics, Inc. - (Computers &
 Information)                               220,000     333,431
Pihsiang Machinery Manufacturing Company
 Ltd. - (Medical Supplies)                   26,000      78,046
President Chain Store Corporation -
 (Retailers)                                121,864     188,283
Sunplus Technology Company Ltd. -
 (Electronics/Semiconductors)               106,000     184,050
Taishin Financial Holdings Company Ltd.
 - (Banking)                                745,000     528,384
                                                     ----------
                                                      1,908,174
                                                     ----------
THAILAND - 4.8%
BEC World PLC - (Media - Broadcasting &
 Publishing)                                 57,600     349,091
Electricity Generating Public Company
 Ltd. - (Electric Utilities)                444,900     707,517
Kasikornbank Public Company Ltd. -
 (Banking) (*)                              386,300     430,512
Siam Commercial Bank Public Company Ltd.
 Registered - (Banking) (*)                 310,000     320,248
                                                     ----------
                                                      1,807,368
                                                     ----------
TURKEY - 2.9%
Anadolu Efes Biracilik ve Malt Sanayii
 AS - (Beverages, Food & Tobacco)         18,000,000    220,458
Enka Insaat ve Sanayi A.S. - (Heavy
 Machinery)                               9,746,177     341,051
Koc Holdings AS - (Industrial -
 Diversified) (*)                         16,219,200    222,659
Yazicilar SA - (Beverages, Food &
 Tobacco)                                 24,680,600    313,905
                                                     ----------
                                                      1,098,073
                                                     ----------
UNITED KINGDOM - 0.0%
Andsberg Ltd. - (Financial Services)         14,521      16,118
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $28,109,832)   36,559,066

DLB EMERGING MARKETS FUND
(FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND)
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT       VALUE


SECURITY LENDING COLLATERAL - 7.9%
Bank of Montreal, 1.04%, due 11/14/03     $223,768 $  223,768
BlackRock Money Market Fund               445,045     445,045
Dreyfus Cash Management Plus Money
 Market Fund                              445,045     445,045
Merrill Lynch & Company, 1.195%, due
 11/26/03                                 534,054     534,054
Merrill Lynch Premier Institutional
 Money Market Fund                         30,743      30,743
Merrimac Money Market Fund                449,496     449,496
Morgan Stanley Dean Witter & Company,
 1.168%, due 11/03/03                     222,523     222,523
Royal Bank of Scotland, 1.08%, due
 01/20/04                                 578,559     578,559
                                                   ----------

TOTAL SECURITY LENDING COLLATERAL (identified
  cost, $2,929,233)                                 2,929,233
REPURCHASE AGREEMENTS - 1.2%
Investors Bank & Trust Repurchase
 Agreement, 0.72%, dated 10/31/03,
 $459,828 due on 11/03/03 (secured by
 Federal Government Agency, 4.375%, due
 on 05/25/16, with value of $482,791),
 at cost                                  459,801     459,801
                                                   ----------

TOTAL INVESTMENTS (identified cost, $31,498,866)   39,948,100

Other assets, less liabilities - (7.1%)            (2,638,112)
                                                   ----------

NET ASSETS - 100%                                  $37,309,988
                                                   ==========

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate market value of these securities was $1,514,233 or 4.06% of net assets.
ADR  American Depository Receipt
GDR  Global Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                 BONDS - 94.1%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT       VALUE
               RESIDENTIAL MORTGAGE BACKED - 27.4%
               Federal Home Loan Mortgage
                Corporation, 4.50%, 2018            $ 400,000  $  399,289
    AAA
               Federal Home Loan Mortgage
                Corporation, 5.50%, 2031               80,613      81,330
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.00%, 2018               33,022      34,328
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.00%, 2028              359,912     370,259
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.00%, 2033              149,456     153,415
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.50%, 2031               47,047      48,938
    AAA
               Federal Home Loan Mortgage
                Corporation, 6.50%, 2032              263,877     274,480
    AAA
               Federal Home Loan Mortgage
                Corporation, 7.50%, 2023               25,144      27,008
    AAA
               Federal National Mortgage
                Association, 4.50%, 2018              198,838     198,795
    AAA
               Federal National Mortgage
                Association, 5.00%, 2018              196,907     200,153
    AAA
               Federal National Mortgage
                Association, 5.00%, 2033              185,456     183,038
    AAA
               Federal National Mortgage
                Association, 5.00%, 2033              124,644     123,019
    AAA
               Federal National Mortgage
                Association, 5.00%, 2033              319,571     315,403
    AAA
               Federal National Mortgage
                Association, 5.50%, 2017               67,389      69,411
    AAA
               Federal National Mortgage
                Association, 5.50%, 2017               24,234      24,961
    AAA
               Federal National Mortgage
                Association, 5.50%, 2017              357,575     368,306
    AAA
               Federal National Mortgage
                Association, 5.50%, 2018              155,160     159,816
    AAA
               Federal National Mortgage
                Association, 6.00%, 2011              107,789     112,452
    AAA
               Federal National Mortgage
                Association, 6.50%, 2028              122,299     127,218
    AAA
               Federal National Mortgage
                Association, 6.50%, 2029              130,349     135,550
    AAA
               Federal National Mortgage
                Association, 6.50%, 2031               54,235      56,353
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032               38,169      39,654
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032              155,578     161,653
    AAA
               Federal National Mortgage
                Association, 6.50%, 2032               59,997      62,332
    AAA
               Federal National Mortgage
                Association, 7.00%, 2029                1,899       2,001
    AAA
               Federal National Mortgage
                Association, 7.00%, 2030               73,230      77,176
    AAA
               Federal National Mortgage
                Association, 7.50%, 2029               99,028     105,641
    AAA
               Government National Mortgage
                Association, 5.00%, 2033              418,566     414,122
    AAA
               Government National Mortgage
                Association, 5.00%, 2033              164,301     162,557
    AAA
               Government National Mortgage
                Association, 6.00%, 2011              113,456     118,884
    AAA
               Government National Mortgage
                Association, 6.00%, 2029              147,329     152,327
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               55,439      58,085
    AAA
               Government National Mortgage
                Association, 6.50%, 2031              125,948     131,954
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               25,490      26,706
    AAA
               Government National Mortgage
                Association, 6.50%, 2031               50,692      53,109
    AAA
               Government National Mortgage
                Association, 7.00%, 2024               18,331      19,528
    AAA
               Government National Mortgage
                Association, 7.00%, 2029              205,221     217,671
    AAA
               Government National Mortgage
                Association, 7.00%, 2032               45,149      47,826
    AAA
               Government National Mortgage
                Association, 7.00%, 2032               33,427      35,409
    AAA
               Government National Mortgage
                Association, 7.50%, 2011              131,403     140,985
    AAA
               Government National Mortgage
                Association, 7.50%, 2011               55,914      59,991
    AAA
               Government National Mortgage
                Association, 7.50%, 2023               46,933      50,499
    AAA
               Government National Mortgage
                Association, 8.00%, 2009               53,629      57,469
    AAA

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               RESIDENTIAL MORTGAGE BACKED - CONTINUED
               Government National Mortgage
                Association, 8.00%, 2026            $  35,495  $   38,461
    AAA
               Government National Mortgage
                Association, 8.50%, 2030               38,659      41,888
    AAA
               GSR Mortgage Loan Trust 2002-8F
                3AA1, 6.50%, 2032                      25,334      25,501
    Aaa
               Residential Accredit Loans, Inc.
                2000-QS8 A4, 8.00%, 2030               62,304      62,208
    AAA
               Vendee Mortgage Trust 1992-1 2Z,
                7.75%, 2022                            76,323      82,222
    AAA
                                                               ----------
                                                                5,909,381
                                                               ----------
               INDUSTRIAL - 27.1%
               Albertson's, Inc., 7.50%, 2011         100,000     114,112
   Baa1
               Anheuser-Busch Companies, Inc.,
                5.05%, 2016                            50,000      49,391
    A1
               Anheuser-Busch Companies, Inc.,
                6.50%, 2043                            55,000      59,657
    A1
               Aramark Services, Inc., 7.00%, 2007     20,000      22,059
   Baa3
               Aramark Services, Inc., 8.15%, 2005     40,000      43,111
   Baa3
               Autozone, Inc., 5.875%, 2012            75,000      78,582
   Baa2
               Avery-Dennison Corporation MTN,
                6.76%, 2005                           125,000     133,292
    A3
               Brascan Corporation, 8.125%, 2008       70,000      81,602
   Baa3
               Cabot Corporation 144A, 5.25%, 2013     30,000      29,555
   Baa1
               Cendant Corporation, 7.375%, 2013       60,000      68,722
   Baa1
               Clear Channel Communications, Inc.,
                4.25%, 2009                            55,000      54,636
   Baa3
               Comcast Cable Communications, Inc.,
                6.375%, 2006                          130,000     140,016
   Baa3
               Conoco, Inc., 6.95%, 2029               90,000     100,825
    A3
               CRH America, Inc., 6.40%, 2033          25,000      25,502
   Baa1
               DaimlerChrysler NA Holding
                Corporation, 4.05%, 2008              170,000     164,333
    A3
               DaimlerChrysler NA Holding
                Corporation, 6.50%, 2013               45,000      44,986
    A3
               DaimlerChrysler NA Holding
                Corporation, 6.90%, 2004              100,000     103,661
    A3
               Ecolab, Inc., 6.875%, 2011             120,000     133,530
    A2
               Electronic Data Systems Corporation
                144A, 6.00%, 2013                      15,000      14,204
   Baa3
               Enterprise Products Partners LP,
                7.50%, 2011                           125,000     144,117
   Baa2
               Equifax, Inc., 4.95%, 2007              50,000      51,828
   Baa1
               First Industrial, LP, 7.60%, 2007       45,000      50,794
   Baa2
               Fiserv, Inc., 4.00%, 2008               30,000      29,818
   Baa2
               Ford Motor Company, 6.375%, 2029        70,000      55,350
   Baa1
               Ford Motor Company, 7.45%, 2031         70,000      62,881
   Baa1
               Ford Motor Credit Company, 5.625%,
                2008 (+)                               20,000      19,526
    A3
               Ford Motor Credit Company, 7.00%,
                2013 (+)                               50,000      49,152
    A3
               Ford Motor Credit Company, 7.60%,
                2005                                  200,000     212,056
    A3
               Fred Meyer, Inc., 7.45%, 2008          140,000     159,165
   Baa3
               General Electric Company, 5.00%,
                2013                                  160,000     161,014
    Aaa
               General Mills, Inc., 2.625%, 2006      225,000     223,251
   Baa2
               General Motors Acceptance
                Corporation, 7.75%, 2010              125,000     135,935
    A2
               General Motors Corporation, 8.375%,
                2033                                   40,000      42,202
   Baa1
               Hershey Foods Corporation, 7.20%,
                2027                                  110,000     127,363
    A1
               Humana, Inc., 7.25%, 2006              100,000     109,128
   Baa3
               Ingersoll-Rand Company, 5.80%, 2004    100,000     102,480
   BBB+
               International Game Technology,
                Inc., 8.375%, 2009                     35,000      41,768
   Baa3

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               INDUSTRIAL - CONTINUED
               Johnson Controls, Inc., 4.875%,
                2013                                $ 150,000  $  150,050
    A2
               Kimco Realty Corporation, 7.86%,
                2007                                  160,000     184,341
   Baa1
               Kinder Morgan Energy Partners, LP,
                7.125%, 2012                           65,000      74,819
   Baa1
               Liberty Media Corporation, 3.50%,
                2006                                  210,000     207,392
   Baa3
               Lockheed Martin Corporation, 8.50%,
                2029                                   85,000     110,509
   Baa2
               Marriott International, Inc.,
                Series E, 7.00%, 2008                  50,000      55,646
   Baa2
               Marsh & McLennan Companies, Inc.,
                6.25%, 2012                            45,000      48,842
    A2
               Masco Corporation, 6.75%, 2006         130,000     142,314
   Baa1
               Miller Brewing Company 144A, 5.50%,
                2013                                   35,000      35,713
   Baa1
               Mohawk Industries, Inc. Series D,
                7.20%, 2012                            45,000      49,950
   Baa2
               Newell Rubbermaid, Inc., 4.00%,
                2010                                   25,000      23,609
   Baa1
               Safeway, Inc., 2.50%, 2005             100,000      98,770
   Baa2
               Safeway, Inc., 6.05%, 2003             175,000     175,156
   Baa2
               Scholastic Corporation, 5.75%, 2007    125,000     134,245
   Baa2
               Sealed Air Corporation 144A,
                5.625%, 2013                           50,000      50,384
   Baa3
               Simon Property Group, LP, 6.875%,
                2006                                   50,000      55,787
   Baa2
               Sony Capital Corporation 144A,
                4.95%, 2006                            65,000      68,843
    Aa3
               Steelcase, Inc., 6.375%, 2006           20,000      20,918
    Ba1
               SuperValu, Inc., 7.50%, 2012            60,000      67,836
   Baa3
               Tele-Communications, Inc., 9.80%,
                2012                                  170,000     220,840
   Baa3
               Tosco Corporation, 7.25%, 2007         150,000     167,648
    A3
               Tyco International Group SA,
                6.375%, 2006                          160,000     169,400
    Ba2
               VF Corporation 144A, 6.00%, 2033        20,000      19,591
    A3
               Visteon Corporation, 8.25%, 2010        90,000      95,437
   Baa2
               Weyerhaeuser Company, 5.50%, 2005      160,000     166,707
   Baa2
                                                               ----------
                                                                5,834,351
                                                               ----------
               FINANCIAL SERVICES - 9.6%
               American General Finance
                Corporation, MTN, 5.875%, 2006         55,000      59,394
    A1
               American Honda Finance Corporation
                144A, 3.85%, 2008                      45,000      44,964
    A1
               Boeing Capital Corporation, 7.10%,
                2005                                   70,000      76,155
    A3
               CIT Group, Inc., 4.125%, 2006           45,000      46,370
    A2
               CIT Group, Inc., 7.375%, 2007           60,000      67,679
    A2
               Countrywide Home Loans, Inc.,
                5.50%, 2007                           110,000     117,409
    A3
               Franklin Resources, Inc., 3.70%,
                2008                                   55,000      54,844
    A2
               Goldman Sachs Group, Inc. MTN
                Series B, 2.85%, 2006                 100,000      99,716
    Aa3
               Household Finance Corporation,
                6.375%, 2012                          160,000     174,239
    A2
               Household Finance Corporation,
                8.00%, 2005                           175,000     190,616
    A1
               Jefferies Group, Inc., 7.50%, 2007      50,000      55,916
   Baa3
               Jefferies Group, Inc., 7.75%, 2012      50,000      55,786
   Baa3
               John Deere Capital Corporation,
                5.125%, 2006                           50,000      53,314
    A3
               Merrill Lynch & Company, Inc. MTN
                Series B, 2.94%, 2006                 220,000     222,588
    Aa3
               National Rural Utilities
                Cooperative Finance Corporation,
                4.375%, 2010                           50,000      49,761
    A1

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               FINANCIAL SERVICES - CONTINUED
               National Rural Utilities
                Cooperative Finance Corporation
                MTN Series C, 8.00%, 2032           $ 105,000  $  128,482
    A2
               Nisource Finance Corporation,
                3.20%, 2006                            30,000      29,959
   Baa3
               SLM Corporation, 5.00%, 2013           160,000     158,175
    A2
               Textron Financial Corporation, MTN
                Series E, 2.69%, 2006                  95,000      93,984
    A3
               Washington Mutual, Inc., 2.40%,
                2005                                  100,000      99,893
    A3
               Wells Fargo Financial, Inc., 7.00%,
                2005                                  175,000     191,642
    Aa1
                                                               ----------
                                                                2,070,886
                                                               ----------
               U.S. GOVERNMENT - 8.7%
               U.S. Treasury Bond, 5.50%,
                2028 (+)                              700,000     722,750
    AAA
               U.S. Treasury Bond, 6.125%, 2029       565,000     634,323
    AAA
               U.S. Treasury Bond, 6.25%, 2023        125,000     141,074
    AAA
               U.S. Treasury Note, 3.25%, 2004        300,000     303,715
    AAA
               U.S. Treasury Strips, 0.00%,
                2021 (+)                              190,000      70,178
    AAA
                                                               ----------
                                                                1,872,040
                                                               ----------
               COMMERCIAL MORTGAGE BACKED - 6.5%
               Chase Commercial Mortgage
                Securities Corporation 1996-1 A2,
                7.60%, 2006                           150,000     161,586
    Aaa
               CS First Boston Mortgage Securities
                Corporation 1997-C2 A2, 6.52%,
                2035                                  167,505     176,326
    Aaa
               GE Capital Commercial Mortgage
                Corporation 2002-1A A1, 5.033%,
                2035                                  195,925     205,550
    Aaa
               GMAC Mortgage Corporation Loan
                Trust 2001-J5 A7, 6.75%, 2031         125,000     127,351
    Aaa
               J. P. Morgan Commercial Mortgage
                Finance Corporation 1999-C7 A2,
                6.507%, 2035                          400,000     445,065
    Aaa
               Salomon Brothers Mortgage
                Securities VII 2001-MMA A1 144A,
                5.323%, 2034                          128,726     134,314
    Aaa
               Structured Asset Securities
                Corporation, 2003-30, 1A1,
                5.50%, 2033                           148,930     150,976
    AAA
                                                               ----------
                                                                1,401,168
                                                               ----------
               ELECTRIC UTILITIES - 4.9%
               Consolidated Edison, Inc., 6.15%,
                2008                                   75,000      82,451
    A1
               Consolidated Natural Gas Company,
                6.25%, 2011                            60,000      65,716
    A3
               CP&L, Inc., 6.125%, 2033                40,000      40,256
    A3
               Dominion Resources, Inc., 7.82%,
                2004                                  140,000     147,417
   Baa1
               Enbridge Energy Partners, LP,
                4.75%, 2013                            25,000      23,939
   Baa2
               Entergy Gulf States, Inc. 144A,
                5.25%, 2015                           125,000     120,157
   Baa3
               Exelon Generation Company LLC,
                6.95%, 2011                            25,000      27,884
   Baa1
               KeySpan Gas East Corporation,
                6.90%, 2008                           150,000     168,157
    A2
               Midamerican Energy Holdings
                Company, 3.50%, 2008                   75,000      72,918
   Baa3
               Midamerican Energy Holdings
                Company, 5.125%, 2013                  75,000      75,679
    A3
               Progress Energy, Inc., 6.55%, 2004      75,000      76,213
   Baa2

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
                               ELECTRIC UTILITIES - CONTINUED
               Public Service Company of Colorado,
                Series 15, 5.50%, 2014              $  60,000  $   61,737
   Baa1
               Tri-State Generation & Transmission
                Association 144A, 6.04%, 2018         100,000     100,000
   Baa2
                                                               ----------
                                                                1,062,524
                                                               ----------
               ASSET BACKED - 3.7%
               Capital Auto Receivables Asset
                Trust 2003-1 A2A, 2.27%, 2006          75,000      75,574
    Aaa
               Conseco Finance Securitizations
                Corporation 2001-1 A4,
                6.21%, 2032                            95,000      96,131
    Aaa
               Ford Credit Auto Owner Trust 2002-B
                A3A, 4.14%, 2005                      127,590     129,422
    Aaa
               Ford Credit Auto Owner Trust 2003-A
                A3A, 2.20%, 2006                       75,000      75,451
    Aaa
               MBNA Master Credit Card Trust
                1999-B A, 5.90%, 2011                 125,000     137,707
    Aaa
               MMCA Automobile Trust 2002-1 A3,
                4.15%, 2006                            41,278      41,349
    Aaa
               MMCA Automobile Trust 2002-3 A3,
                2.97%, 2007                           130,000     130,723
    Aaa
               Oakwood Mortgage Investors, Inc.
                2001-C A2, 5.92%, 2017                126,206     108,084
    Aa3
                                                               ----------
                                                                  794,441
                                                               ----------
               TELEPHONE UTILITIES - 2.3%
               AT&T Wireless Services, Inc.,
                8.125%, 2012                           15,000      17,398
   Baa2
               Cox Communications, Inc., 6.75%,
                2011                                   55,000      61,328
   BAA2
               Deutsche Telekom International
                Finance BV, 5.25%, 2013                25,000      24,846
   Baa3
               Deutsche Telekom International
                Finance BV, 8.25%, 2005                60,000      65,554
   Baa3
               Qwest Corporation 144A, 8.875%,
                2012                                   50,000      56,500
    Ba3
               Sprint Capital Corporation, 6.90%,
                2019                                   10,000       9,911
   Baa3
               Sprint Capital Corporation, 8.375%,
                2012                                   50,000      57,073
   Baa3
               Verizon Global Funding Corporation,
                7.75%, 2030                            75,000      86,811
    A2
               WorldCom, Inc. - WorldCom Group,
                6.50%, 2004 (*)(++)                    65,000      23,887
    Ca
               WorldCom, Inc. - WorldCom Group,
                8.25%, 2031 (*)(++)                   260,000      95,550
    Ca
                                                               ----------
                                                                  498,858
                                                               ----------
               TRANSPORTATION - 1.7%
               CSX Corporation, 6.25%, 2008           100,000     109,766
   Baa2
               FedEx Corporation, Series 97- A,
                7.50%, 2018                            90,147     105,528
    Aa3
               Norfolk Southern Corporation,
                7.25%, 2031                           125,000     141,198
   Baa1
                                                               ----------
                                                                  356,492
                                                               ----------
               INTERNATIONAL - 1.5%
               British Telecom Plc (Great
                Britain), 8.875%, 2030                 65,000      83,694
   Baa1
               Canadian National Railway Company
                (United States), 6.375%, 2011         120,000     132,350
   Baa1
               France Telecom (France), 9.75%,
                2031                                   20,000      26,396
   Baa3
               Republic of Chile (Chile), 5.50%,
                2013                                   35,000      35,815
   Baa1
               Vodafone Group Plc (Great Britain),
                5.375%, 2015                           50,000      49,929
    A2
                                                               ----------
                                                                  328,184
                                                               ----------

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE
               MUNICIPAL OBLIGATIONS - 0.5%
               Illinois State, 5.10%, 2033          $ 110,000  $   99,467
    AA
                                                               ----------
               LEISURE, AMUSEMENT & ENTERTAINMENT - 0.2%
               Walt Disney Company (The), 6.75%,
                2006                                   45,000      49,103
   Baa1
                                                               ----------

               TOTAL BONDS (identified cost, $19,850,343)      20,276,895

               SECURITY LENDING COLLATERAL - 3.7%
               Bank of Montreal, 1.04%, due
                11/14/03                               61,354      61,354
               BlackRock Money Market Fund            122,024     122,024
               Dreyfus Cash Management Plus Money
                Market Fund                           122,024     122,024
               Merrill Lynch & Company, 1.195%,
                due 11/26/03                          146,429     146,429
               Merrill Lynch Premier Institutional
                Money Market Fund                       8,429       8,429
               Merrimac Money Market Fund             123,245     123,245
               Morgan Stanley Dean Witter &
                Company, 1.168%, due 11/03/03          61,012      61,012
               Royal Bank of Scotland, 1.08%, due
                01/20/04                              158,633     158,633
                                                               ----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost, $803,150)                                  803,150
               REPURCHASE AGREEMENTS - 6.1%
               Investors Bank & Trust Repurchase
                Agreement, 0.72%, dated 10/31/03,
                $1,313,817 due on 11/03/03
                (secured with Federal Government
                Agency, 5.664%, due on 06/01/24,
                with value of $1,379,471), at cost  1,313,739   1,313,739
                                                               ----------

               TOTAL INVESTMENTS (identified cost,
                $21,967,232)                                   22,393,784

               Other assets, less liabilities - (3.9%)           (836,039)
                                                               ----------

               NET ASSETS - 100.0%                             $21,557,745
                                                               ==========

           144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate market value of these securities was $674,225 or 3.13% of net assets.
           (*)  Non-income producing security
           (+)  Denotes all or a portion of security on loan
           (++) Defaulted security

       See notes to financial statements.

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                 BONDS - 95.8%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT        VALUE
               ADVERTISING - 0.6%
               RH Donnelley Financial Corporation
                144A, 10.875%, 2012                 $ 250,000  $   298,125
    B2
                                                               -----------
               AEROSPACE & DEFENSE - 3.6%
               Bombardier, Inc. 144A, 6.75%, 2012     400,000      425,000
   Baa3
               Esterline Technologies Corporation
                144A, 7.75%, 2013                      75,000       80,062
    B1
               GenCorp., Inc. 144A, 9.50%, 2013       350,000      357,875
    B2
               TD Funding Corporation 144A,
                8.375%, 2011                          125,000      132,812
    B3
               Vought Aircraft Industries, Inc.
                144A, 8.00%, 2011                     825,000      829,125
    B2
                                                               -----------
                                                                 1,824,874
                                                               -----------
               AIRLINES - 0.9%
               Delta Air Lines, Inc. 144A, 10.00%,
                2008 (+)                              550,000      474,375
     B
                                                               -----------
               AUTOMOTIVE & INDUSTRIAL - 6.3%
               Collins & Aikman Products, 10.75%,
                2011                                  250,000      210,000
    B3
               Collins & Aikman Products, 11.50%,
                2006 (+)                              775,000      565,750
    B2
               Dana Corporation, 9.00%, 2011          250,000      279,375
    Ba3
               Keystone Automotive Operations,
                Inc. 144A, 9.75%, 2013                350,000      369,250
    B3
               Metaldyne Corporation 144A, 10.00%,
                2013                                  100,000       97,500
    B3
               Tenneco Automotive, Inc., 10.25%,
                2013                                  175,000      193,375
    B2
               Tenneco Automotive, Inc. Series B,
                11.625%, 2009 (+)                     900,000      933,750
   Caa1
               TRW Automotive, Inc. 144A, 11.00%,
                2013 (+)                              475,000      560,500
    B2
                                                               -----------
                                                                 3,209,500
                                                               -----------
               BEVERAGES, FOOD & TOBACCO - 3.1%
               B&G Foods, Inc. Series D, 9.625%,
                2007                                  250,000      256,875
    B3
               Constellation Brands, Inc., 8.00%,
                2008                                  250,000      276,875
    Ba2
               Del Monte Corporation 144A, 8.625%,
                2012                                   75,000       82,875
    B2
               Land O' Lakes, Inc., 8.75%, 2011       750,000      641,250
    B2
               Reddy Ice Group, Inc. 144A, 8.875%,
                2011                                  300,000      313,500
    B3
                                                               -----------
                                                                 1,571,375
                                                               -----------
               BROADCASTING - 5.3%
               CSC Holdings, Inc., 7.625%, 2011       750,000      765,000
    B1
               CSC Holdings, Inc. Series B,
                8.125%, 2009                          250,000      260,000
    B1
               EchoStar DBS Corporation 144A,
                6.375%, 2011                          925,000      920,375
    Ba3
               Mediacom LLC/Capital Corporation,
                8.50%, 2008 (+)                       750,000      712,500
    B2
                                                               -----------
                                                                 2,657,875
                                                               -----------
               BUILDING & REAL ESTATE - 2.5%
               Intrawest Corporation, 9.75%, 2008     500,000      525,000
    B1
               Intrawest Corporation 144A, 7.50%,
                2013                                  750,000      751,875
    B1
                                                               -----------
                                                                 1,276,875
                                                               -----------

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT       VALUE
               CARGO TRANSPORT - 0.5%
               Kansas City Southern Railway,
                9.50%, 2008                         $ 250,000  $   275,000
    Ba3
                                                               -----------
               CHEMICALS & PLASTICS - 5.1%
               Huntsman LLC 144A, 11.625%, 2010       800,000      768,000
    B2
               Lyondell Chemical Company, 9.50%,
                2008                                1,000,000    1,000,000
    Ba3
               Nalco Company 144A, 7.75%, 2011        500,000      520,000
    B2
               OM Group, Inc., 9.25%, 2011            300,000      303,000
   Caa1
                                                               -----------
                                                                 2,591,000
                                                               -----------
               COMMERCIAL SERVICES - 8.0%
               Allied Waste North America Series
                B, 10.00%, 2009 (+)                 1,000,000    1,087,500
    B2
               Interpool, Inc., 7.35%, 2007           250,000      233,750
    B1
               MSX International, Inc., 11.375%,
                2008                                  600,000      457,500
   Caa1
               MSX International, Inc. 144A,
                11.00%, 2007                          200,000      200,000
    B2
               NationsRent, Inc. 144A, 9.50%, 2010    125,000      129,375
    B2
               Quintiles Transnational Corporation
                144A, 10.00%, 2013                    500,000      527,500
    B3
               Rent-Way, Inc. 144A, 11.875%, 2010     225,000      241,031
    B3
               Service Corporation International,
                6.875%, 2007                          300,000      304,500
    B1
               United Rentals North America, Inc.
                144A, 7.75%, 2013                     500,000      498,750
    B2
               United Rentals North America, Inc.
                Series B, 10.75%, 2008                200,000      224,500
    B1
               Von Hoffman Corporation, 10.375%,
                2007                                   50,000       51,125
    B3
               Von Hoffman Corporation 144A,
                10.25%, 2009                           75,000       80,812
    B2
                                                               -----------
                                                                 4,036,343
                                                               -----------
               COMPUTER & DATA PROCESSING SERVICES - 1.7%
               American Business Information,
                Inc., 9.50%, 2008                      62,000       63,860
    B2
               Cooperative Computing, Inc. 144A,
                10.50%, 2011                          725,000      783,000
    B2
                                                               -----------
                                                                   846,860
                                                               -----------
               CONSUMER PRODUCTS - 1.1%
               American Greetings Corporation,
                6.10%, 2028                           250,000      254,062
    Ba1
               American Greetings Corporation,
                11.75%, 2008                          250,000      285,312
    Ba3
                                                               -----------
                                                                   539,374
                                                               -----------
               CONTAINERS, PACKAGING & GLASS - 3.5%
               AEP Industries, Inc., 9.875%, 2007     950,000      940,500
    B3
               Ball Corporation, 6.875%, 2012         300,000      312,750
    Ba3
               Tekni-Plex, Inc., 12.75%, 2010         520,000      533,000
    B3
                                                               -----------
                                                                 1,786,250
                                                               -----------
               DIVERSIFIED/CONGLOMERATE SERVICES - 3.2%
               Briggs & Stratton Corporation,
                8.875%, 2011                           65,000       74,425
    Ba1
               Buhrmann US, Inc., 12.25%, 2009        250,000      276,250
    B2
               Iron Mountain, Inc., 8.625%, 2013      400,000      437,000
    B2
               Williams Scotsman, Inc., 9.875%,
                2007                                  800,000      812,000
    B3
                                                               -----------
                                                                 1,599,675
                                                               -----------

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT       VALUE
               ELECTRONICS - 3.1%
               Ametek, Inc., 7.20%, 2008            $ 100,000  $   108,500
    Ba1
               Conexant Systems, Inc., 4.00%, 2007    125,000      109,844
   CCC+
               Conexant Systems, Inc., 4.25%,
                2006 (+)                               60,000       58,575
    NR
               FEI Company, 5.50%, 2008                55,000       54,312
    B-
               FEI Company 144A, 5.50%, 2008           75,000       74,062
    B-
               Flextronics International, Ltd.
                144A, 6.50%, 2013 (+)                 375,000      370,312
    Ba2
               Special Devices, Inc. Series B,
                11.375%, 2008                         875,000      805,000
   Caa2
                                                               -----------
                                                                 1,580,605
                                                               -----------
               ELECTRONICS/SEMICONDUCTORS - 2.2%
               Cymer, Inc. 144A, 3.50%, 2009          125,000      141,562
    B-
               SCG Holdings
                Corporation/Semiconductor
                Components Industries LLC, 12.00%,
                2009 (+)                              625,000      665,625
   Caa2
               Stoneridge, Inc., 11.50%, 2012         250,000      290,000
    B2
                                                               -----------
                                                                 1,097,187
                                                               -----------
               ENTERTAINMENT & LEISURE - 2.5%
               Bally Total Fitness Holding
                Corporation Series D,
                9.875%, 2007 (+)                      250,000      232,500
    B3
               Old Evangeline Downs LLC, 13.00%,
                2010                                  750,000      773,437
    B-
               Six Flags, Inc., 9.75%, 2013           250,000      245,000
    B2
                                                               -----------
                                                                 1,250,937
                                                               -----------
               FINANCIAL SERVICES - 1.0%
               LaBranche & Company, Inc., 12.00%,
                2007                                  500,000      512,500
    Ba1
                                                               -----------
               HEALTHCARE, EDUCATION & CHILDCARE - 1.7%
               National Nephrology Associates,
                Inc. 144A, 9.00%, 2011                125,000      129,063
    B3
               Tenet Healthcare Corporation,
                7.375%, 2013                          750,000      727,500
    Ba3
                                                               -----------
                                                                   856,563
                                                               -----------
               HEAVY MACHINERY - 0.1%
               Elgin National Industries, Inc.,
                11.00%, 2007                          125,000       63,750
   Caa3
                                                               -----------
               HOTELS, MOTELS, INNS & GAMING - 4.8%
               Argosy Gaming Company, 9.00%, 2011     250,000      275,625
    B2
               Majestic Star Casino LLC/ Majestic
                Star Casino Capital 144A, 9.50%,
                2010                                1,000,000    1,035,000
    B2
               MGM Mirage, Inc., 6.00%, 2009          500,000      506,250
    Ba1
               MGM Mirage, Inc., 8.50%, 2010          250,000      283,438
    Ba1
               Park Place Entertainment
                Corporation, 7.00%, 2013               45,000       46,913
    Ba1
               Park Place Entertainment
                Corporation, 7.50%, 2009              250,000      272,500
    Ba1
                                                               -----------
                                                                 2,419,726
                                                               -----------
               INDUSTRIAL - 3.2%
               Airgas, Inc., 7.75%, 2006              200,000      208,000
    Ba1
               Airgas, Inc., 9.125%, 2011             100,000      111,750
    Ba2

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT       VALUE
                               INDUSTRIAL - CONTINUED
               Johnsondiversey, Inc., 9.625%, 2012  $  65,000  $    71,825
    B2
               Koppers, Inc. 144A, 9.875%, 2013       400,000      422,000
    B2
               Offshore Logistics, Inc., 6.125%,
                2013                                  125,000      120,000
    Ba2
               Rayovac Corporation 144A, 8.50%,
                2013                                   75,000       78,000
    B3
               SPX Corporation, 6.25%, 2011           175,000      175,438
    Ba3
               Tyco International Group SA,
                6.375%, 2011                          250,000      260,000
    Ba2
               Westinghouse Air Brake Company
                144A, 6.875%, 2013                    150,000      154,125
    Ba2
                                                               -----------
                                                                 1,601,138
                                                               -----------
               INSURANCE - 1.0%
               Leucadia National Corporation 144A,
                7.00%, 2013                           500,000      491,250
    Ba1
                                                               -----------
               LEISURE, AMUSEMENT & ENTERTAINMENT - 1.4%
               Imax Corporation, 7.875%, 2005         700,000      707,000
   Caa2
                                                               -----------
               MANUFACTURING - 1.9%
               Great Lakes Dredge & Dock
                Corporation, 11.25%, 2008             200,000      211,000
    B3
               Kennametal, Inc., 7.20%, 2012          175,000      184,722
    Ba1
               Prestolite Electric, Inc., 9.625%,
                2008                                  550,000      550,688
   Caa1
                                                               -----------
                                                                   946,410
                                                               -----------
               MEDIA - BROADCASTING & PUBLISHING - 6.1%
               American Media Operation, Inc.,
                8.875%, 2011                           75,000       81,375
    B2
               Charter Communications Holdings
                Capital Corporation, 9.625%, 2009     500,000      402,500
    Ca
               Charter Communications Holdings
                Capital Corporation, 10.75%, 2009     300,000      253,500
    Ca
               Dex Media West LLC/Dex Media
                Finance Company 144A, 9.875%, 2013    650,000      739,375
    B3
               Houghton Mifflin Company, 8.25%,
                2011                                  200,000      211,500
    B2
               Houghton Mifflin Company, 9.875%,
                2013 (+)                               75,000       81,094
    B3
               Insight Midwest, LP/Insight
                Capital, Inc., 9.75%, 2009            375,000      382,500
    B2
               Lodgenet Entertainment Corporation,
                9.50%, 2013                           500,000      540,000
    B3
               Mail-Well, Inc. Series B, 8.75%,
                2008 (+)                              375,000      377,813
    B3
                                                               -----------
                                                                 3,069,657
                                                               -----------
               MINING/STEEL/IRON - 0.5%
               Better Minerals & Aggregates
                Company, 13.00%, 2009                  55,000       34,650
   Caa3
               Oxford Automotive, Inc. 144A,
                12.00%, 2010                          250,000      215,000
    B3
                                                               -----------
                                                                   249,650
                                                               -----------
               OIL & GAS - 4.9%
               Chesapeake Energy Corporation,
                8.125%, 2011                          250,000      274,375
    Ba3
               Ferrellgas Partners L.P., 8.75%,
                2012                                  125,000      136,250
    B2
               Magnum Hunter Resources, Inc.,
                9.60%, 2012                           250,000      278,750
    B2
               Newfield Exploration Company,
                8.375%, 2012                          250,000      276,250
    Ba3

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT       VALUE
                               OIL & GAS - CONTINUED
               Plains Exploration & Production
                Company, 8.75%, 2012                $ 250,000  $   272,500
    B2
               Sonat, Inc., 7.625%, 2011              500,000      421,250
   Caa1
               Westport Resources Corporation,
                8.25%, 2011                           100,000      110,250
    Ba3
               Williams Companies, Inc. (The),
                7.125%, 2011                          250,000      256,250
    B3
               Williams Companies, Inc. (The),
                8.125%, 2012                          200,000      216,000
    B3
               Williams Companies, Inc. (The),
                8.625%, 2010                          200,000      219,000
    B3
                                                               -----------
                                                                 2,460,875
                                                               -----------
               PHARMACEUTICALS - 0.2%
               Invitrogen Corporation 144A, 2.25%,
                2006                                  100,000      101,375
    NR
                                                               -----------
               RETAILERS - 2.1%
               Ahold Finance USA, Inc., 6.25%,
                2009                                  100,000       99,500
    B1
               Delhaize America, Inc., 8.125%,
                2011                                  250,000      275,938
    Ba1
               Domino's, Inc. 144A, 8.25%, 2011       175,000      184,844
    B3
               Rent-A-Center, Inc. Series B,
                7.50%, 2010                           215,000      227,900
    B1
               Saks, Inc., 7.50%, 2010                250,000      272,500
    B1
                                                               -----------
                                                                 1,060,682
                                                               -----------
               TELECOMMUNICATIONS - 7.8%
               Alamosa Delaware, Inc., 12.50%,
                2011                                  300,000      288,000
   Caa3
               Alamosa Delaware, Inc., 13.625%,
                2011                                  250,000      240,000
   Caa3
               CommScope, Inc., 4.00%, 2006            50,000       47,125
    Ba3
               Fairpoint Communications, Inc.,
                11.875%, 2010                         350,000      409,500
    B3
               Nextel Communications, Inc.,
                7.375%, 2015                          850,000      884,000
    B2
               Nextel Communications, Inc.,
                9.375%, 2009                          150,000      163,500
    B2
               Telex Communications, Inc. 144A,
                11.50%, 2008                        1,750,000    1,750,000
    B3
               Triton PCS, Inc., 8.50%, 2013          175,000      184,188
    B2
                                                               -----------
                                                                 3,966,313
                                                               -----------
               TELEPHONE UTILITIES - 1.0%
               Qwest Capital Funding, Inc., 7.00%,
                2009                                  400,000      372,000
   Caa2
               Qwest Corporation 144A, 8.875%,
                2012                                  125,000      141,250
    Ba3
                                                               -----------
                                                                   513,250
                                                               -----------
               TEXTILES, CLOTHING & FABRICS - 0.9%
               GFSI, Inc. Series B, 9.625%, 2007      500,000      455,000
    B3
                                                               -----------
               UTILITIES - 4.0%
               AES Corporation (The), 8.75%,
                2008 (+)                              142,000      146,970
    B3
               AES Corporation (The), 8.875%, 2011    750,000      770,625
    B3
               Calpine Corporation, 7.875%,
                2008 (+)                              250,000      176,250
   Caa1
               Calpine Corporation 144A, 8.50%,
                2010                                  250,000      228,750
     B
               Centerpoint Energy, Inc. 144A,
                3.75%, 2023                           125,000      134,063
    Ba1

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2003
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT       VALUE
                               UTILITIES - CONTINUED
               Duke Energy Corporation, 1.75%,
                2023                                $ 325,000  $   325,813
   Baa1
               PG&E Corporation 144A, 6.875%, 2008    250,000      265,000
    NR
                                                               -----------
                                                                 2,047,471
                                                               -----------

               TOTAL BONDS (identified cost, $45,383,661)       48,438,840

                                                    SHARES
               PREFERRED STOCKS - 0.6%
               Cincinnati Bell, Inc. 144A
                (identified cost, $300,000)           300,000      309,750
                                                               -----------

                                                    PRINCIPAL
                                                    AMOUNT
               SECURITY LENDING COLLATERAL - 9.2%
               Bank of Montreal, 1.04%, due
                11/14/03                            $ 355,007      355,007
               BlackRock Money Market Fund            706,063      706,063
               Dreyfus Cash Management Plus Money
                Market Fund                           706,063      706,063
               Merrill Lynch & Company, 1.195%,
                due 11/26/03                          847,276      847,276
               Merrill Lynch Premier Institutional
                Money Market Fund                      48,773       48,773
               Merrimac Money Market Fund             713,124      713,124
               Morgan Stanley Dean Witter &
                Company, 1.168%, due 11/03/03         353,032      353,032
               Royal Bank of Scotland, 1.08%, due
                01/20/04                              917,882      917,882
                                                               -----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost, $4,647,220)                               4,647,220
               REPURCHASE AGREEMENTS - 16.5%
               Investors Bank & Trust Repurchase
                Agreement, 0.72%, dated 10/31/03,
                $8,349,013 due on 11/03/03
                (secured by Federal Government
                Agency, 5.24%, due on 07/01/32,
                with value of $8,765,937), at cost  8,348,512    8,348,512
                                                               -----------

               TOTAL INVESTMENTS (identified cost,
                $58,679,393)                                    61,744,322

               Other assets, less liabilities - (22.1%)        (11,192,693)
                                                               -----------

               NET ASSETS - 100.0%                             $50,551,629
                                                               ===========

           144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2003, the aggregate market value of these securities was $16,406,498 or 32.45% of net assets.
           (+)  Denotes all or a portion of security on loan

       See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                        Enhanced
                               Core                      Index
                              Growth        Value     Core Equity
                               Fund         Fund          Fund
                           ------------  -----------  ------------
ASSETS:
Investments:
  Investments at cost      $100,977,531  $60,166,664  $ 29,587,565
  Net unrealized
    appreciation              6,756,493   10,512,278     1,794,187
  Repurchase agreements,
    at value (a)                     --    1,522,102        92,559
                           ------------  -----------  ------------
    Total investments at
      value (b)             107,734,024   72,201,044    31,474,311
Foreign cash, at value
  (c)                                --           --            --
Receivable for
  investments sold            9,976,962      137,910            --
Receivable for fund
  shares sold                    27,261      122,541         2,815
Dividends receivable             93,319      141,251        42,262
Interest receivable               1,917          328           213
Receivable from the
  investment manager                 --           --        11,619
                           ------------  -----------  ------------
                            117,833,483   72,603,074    31,531,220
                           ------------  -----------  ------------
LIABILITIES:
Payable for investments
  purchased                     167,178           --            --
Payable for fund shares
  redeemed                        1,063       20,969        20,900
Collateral for securities
  on loan                     9,198,699    4,192,892     4,044,674
Overdraft of bank             6,829,256           --            --
Accrued management fees          51,394       32,976        11,487
Accrued expenses                 55,841       50,091        51,662
                           ------------  -----------  ------------
                             16,303,431    4,296,928     4,128,723
                           ------------  -----------  ------------
NET ASSETS                 $101,530,052  $68,306,146  $ 27,402,497
                           ============  ===========  ============
NET ASSETS CONSIST OF:
  Paid-in capital          $158,585,595  $63,684,400  $ 39,785,232
  Unrealized appreciation
    of investments and
    translation of assets
    and liabilities in
    foreign currencies        6,756,493   10,512,278     1,794,187
  Accumulated net
    realized loss on
    investments and
    foreign currency
    transactions            (64,185,347)  (6,614,271)  (14,395,045)
  Accumulated
    undistributed net
    investment income           373,311      723,739       218,123
                           ------------  -----------  ------------
    Total                  $101,530,052  $68,306,146  $ 27,402,497
                           ============  ===========  ============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       12,966,375    4,826,008     2,953,487
                           ============  ===========  ============
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $       7.83  $     14.15  $       9.28
                           ============  ===========  ============
------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $         --  $ 1,522,102  $     92,559
(b) Including securities
  on loan with market
  values of:                  8,980,273    4,032,911     3,911,758
(c) Cost of cash
  denominated in foreign
  currencies:                        --           --            --

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    International   Emerging Markets
                            Enhanced     Enhanced        Small                      Fund (formerly   Fund (formerly
                              Index        Index     Capitalization  Small Company  Stewart Ivory    Stewart Ivory
                             Growth        Value         Value       Opportunities  International   Emerging Markets  Fixed Income
                              Fund         Fund           Fund           Fund           Fund)            Fund)            Fund
                           -----------  -----------  --------------  -------------  --------------  ----------------  ------------
ASSETS:
Investments:
  Investments at cost      $21,289,597  $29,984,477   $76,365,390    $384,239,366    $ 13,411,400     $31,039,065     $20,653,493
  Net unrealized
    appreciation             1,188,433    2,681,995    17,370,421      55,455,032       1,669,876       8,449,234         426,552
  Repurchase agreements,
    at value (a)                26,614       56,675     2,836,845      31,449,473         464,231         459,801       1,313,739
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
    Total investments at
      value (b)             22,504,644   32,723,147    96,572,656     471,143,871      15,545,507      39,948,100      22,393,784
Foreign cash, at value
  (c)                               --           --            --              --          84,540         274,941              --
Receivable for
  investments sold                  --        7,384        39,789          99,032         195,168         100,052          44,676
Receivable for fund
  shares sold                    1,550        2,105       107,970         901,543           3,614              --              --
Dividends receivable            16,559       61,629        33,809         278,448          49,366          48,807              --
Interest receivable                316          361         1,616           2,513              72             640         214,085
Receivable from the
  investment manager            14,796       15,905         5,766              --          12,258          25,618           7,319
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
                            22,537,865   32,810,531    96,761,606     472,425,407      15,890,525      40,398,158      22,659,864
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
LIABILITIES:
Payable for investments
  purchased                         --        7,384        52,846         751,400         207,899          44,403         241,814
Payable for fund shares
  redeemed                          --           --        35,285         420,504           9,388              --              --
Collateral for securities
  on loan                    2,321,348    4,392,455    13,406,642      19,824,907          57,537       2,929,233         803,150
Overdraft of bank                   --           --            --              --              --              --              --
Accrued management fees          8,441       11,786        47,261         371,399           9,883          38,575           7,316
Accrued expenses                54,481       56,930        54,664          85,504          53,197          75,959          49,839
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
                             2,384,270    4,468,555    13,596,698      21,453,714         337,904       3,088,170       1,102,119
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
NET ASSETS                 $20,153,595  $28,341,976   $83,164,908    $450,971,693    $ 15,552,621     $37,309,988     $21,557,745
                           ===========  ===========   ===========    ============    ============     ===========     ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $26,405,439  $28,039,174   $67,933,137    $397,305,180    $ 24,076,120     $29,907,139     $21,595,955
  Unrealized appreciation
    of investments and
    translation of assets
    and liabilities in
    foreign currencies       1,188,433    2,681,995    17,370,421      55,455,032       1,669,639       8,448,967         426,552
  Accumulated net
    realized loss on
    investments and
    foreign currency
    transactions            (7,485,788)  (2,753,427)   (2,252,363)     (1,788,519)    (10,369,044)     (1,134,857)       (484,144)
  Accumulated
    undistributed net
    investment income           45,511      374,234       113,713              --         175,906          88,739          19,382
                           -----------  -----------   -----------    ------------    ------------     -----------     -----------
    Total                  $20,153,595  $28,341,976   $83,164,908    $450,971,693    $ 15,552,621     $37,309,988     $21,557,745
                           ===========  ===========   ===========    ============    ============     ===========     ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       2,718,443    2,831,836     6,498,517      29,745,994       2,856,713       3,052,954       2,037,649
                           ===========  ===========   ===========    ============    ============     ===========     ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      7.41  $     10.01   $     12.80    $      15.16    $       5.44     $     12.22     $     10.58
                           ===========  ===========   ===========    ============    ============     ===========     ===========
----------------------------------------------------------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $    26,614  $    56,675   $ 2,836,845    $ 31,449,473    $    464,231     $   459,801     $ 1,313,739
(b) Including securities
  on loan with market
  values of:                 2,238,462    4,236,531    12,950,720      18,992,187          51,531       2,833,548         784,974
(c) Cost of cash
  denominated in foreign
  currencies:                       --           --            --              --          85,342         275,183              --


                           High Yield
                              Fund
                           -----------
ASSETS:
Investments:
  Investments at cost      $50,330,881
  Net unrealized
    appreciation             3,064,929
  Repurchase agreements,
    at value (a)             8,348,512
                           -----------
    Total investments at
      value (b)             61,744,322
Foreign cash, at value
  (c)                               --
Receivable for
  investments sold           1,822,767
Receivable for fund
  shares sold                       --
Dividends receivable                --
Interest receivable            972,989
Receivable from the
  investment manager               166
                           -----------
                            64,540,244
                           -----------
LIABILITIES:
Payable for investments
  purchased                  9,273,297
Payable for fund shares
  redeemed                          --
Collateral for securities
  on loan                    4,647,220
Overdraft of bank                   --
Accrued management fees         17,971
Accrued expenses                50,127
                           -----------
                            13,988,615
                           -----------
NET ASSETS                 $50,551,629
                           ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $49,495,296
  Unrealized appreciation
    of investments and
    translation of assets
    and liabilities in
    foreign currencies       3,064,929
  Accumulated net
    realized loss on
    investments and
    foreign currency
    transactions            (2,043,689)
  Accumulated
    undistributed net
    investment income           35,093
                           -----------
    Total                  $50,551,629
                           ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       5,028,909
                           ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $     10.05
                           ===========
-------------------------
(a) Cost of repurchase
  agreements:              $ 8,348,512
(b) Including securities
  on loan with market
  values of:                 4,529,096
(c) Cost of cash
  denominated in foreign
  currencies:                       --

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                      Enhanced     Enhanced
                              Core                      Index        Index
                             Growth        Value     Core Equity    Growth
                              Fund         Fund         Fund         Fund
                           -----------  -----------  -----------  -----------
NET INVESTMENT INCOME:
  Interest (a)             $    24,207  $    19,916  $     1,561  $     1,798
  Dividends (b)              1,188,550    1,396,817      444,241      191,943
                           -----------  -----------  -----------  -----------
                             1,212,757    1,416,733      445,802      193,741
                           -----------  -----------  -----------  -----------
EXPENSES:
  Management fees              573,118      349,594      123,287       86,947
  Trustees' fees                 5,564        5,564        5,564        5,564
  Custodian fees                56,164       51,560       76,978       73,500
  Administration fees           82,008       50,007       19,298       13,570
  Accounting and audit
    fees                        26,577       26,577       27,645       27,646
  Registration fees             14,054       16,027       13,414       13,658
  Legal fees                    10,578       10,578       11,334       10,578
  Transfer and dividend
    disbursing agent fees        8,210        8,224        8,234        8,157
  Miscellaneous                  8,600        6,153        5,225        4,646
                           -----------  -----------  -----------  -----------
                               784,873      524,284      290,979      244,266
  Reduction of expenses
    by investment manager           --      (15,786)    (118,378)    (122,539)
                           -----------  -----------  -----------  -----------
    Net expenses               784,873      508,498      172,601      121,727
                           -----------  -----------  -----------  -----------
    Net investment income      427,884      908,235      273,201       72,014
                           -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions
    (c)                     (8,294,717)  (2,545,358)  (2,135,143)  (1,396,151)
  Financial futures
    contracts                       --           --        4,167           --
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --           --           --           --
                           -----------  -----------  -----------  -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (8,294,717)  (2,545,358)  (2,130,976)  (1,396,151)
                           -----------  -----------  -----------  -----------
Change in unrealized
  appreciation
  (depreciation):
  Investments               22,894,379   11,999,169    6,309,821    4,861,192
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --           --           --           --
                           -----------  -----------  -----------  -----------
    Net unrealized
      appreciation on
      investments and
      foreign currency      22,894,379   11,999,169    6,309,821    4,861,192
                           -----------  -----------  -----------  -----------
    Net realized and
      unrealized gain on
      investments           14,599,662    9,453,811    4,178,845    3,465,041
                           -----------  -----------  -----------  -----------
    Net increase in net
      assets from
      operations           $15,027,546  $10,362,046  $ 4,452,046  $ 3,537,055
                           ===========  ===========  ===========  ===========
-----------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $     6,257  $     3,882  $     1,270  $     1,625
(b) Dividend income is
  net of withholding
  taxes of:                     16,653       20,666           --           49
(c) Includes capital
  gains taxes of:                   --           --           --           --

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      International   Emerging Markets
                            Enhanced       Small                      Fund (formerly   Fund (formerly
                             Index     Capitalization  Small Company  Stewart Ivory    Stewart Ivory
                             Value         Value       Opportunities  International   Emerging Markets  Fixed Income  High Yield
                              Fund          Fund           Fund           Fund)            Fund)            Fund         Fund
                           ----------  --------------  -------------  --------------  ----------------  ------------  ----------
NET INVESTMENT INCOME:
  Interest (a)             $    2,641   $    37,493    $    134,568    $     5,806      $     8,470      $1,115,667   $3,057,472
  Dividends (b)               625,384       760,082       2,594,891        339,309          682,241              --       12,301
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
                              628,025       797,575       2,729,459        345,115          690,711       1,115,667    3,069,773
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
EXPENSES:
  Management fees             122,567       451,697       3,537,189        109,269          361,544          85,878      157,747
  Trustees' fees                5,564         5,564           5,564          5,564            5,564           5,564        5,564
  Custodian fees               87,473        58,357         124,543         89,381          152,904          63,067       66,399
  Administration fees          19,306        51,195         279,987         11,076           22,920          16,905       24,732
  Accounting and audit
    fees                       27,646        26,577          27,646         28,011           33,029          28,079       28,011
  Registration fees            13,757        14,768          28,550         16,482           16,809          15,160       14,044
  Legal fees                   10,578        10,578          11,670         12,196           12,196          10,578       10,578
  Transfer and dividend
    disbursing agent fees       8,106         8,083           8,747          8,169            8,199           8,401        8,312
  Miscellaneous                 4,854         6,388          16,882          4,836            4,909           4,949        5,331
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
                              299,851       633,207       4,040,778        284,984          618,074         238,581      320,718
  Reduction of expenses
    by investment manager    (128,259)      (84,719)             --       (139,292)        (111,912)       (120,500)     (84,100)
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net expenses              171,592       548,488       4,040,778        145,692          506,162         118,081      236,618
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net investment income     456,433       249,087      (1,311,319)       199,423          184,549         997,586    2,833,155
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions
    (c)                      (864,803)   (2,077,722)     (1,238,042)    (1,629,257)       1,591,536         145,571    1,401,500
  Financial futures
    contracts                      --            --              --             --               --              --           --
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --            --              --         29,711            7,332              --           --
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net realized gain
      (loss) on
      investments and
      foreign currency       (864,803)   (2,077,722)     (1,238,042)    (1,599,546)       1,598,868         145,571    1,401,500
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
Change in unrealized
  appreciation
  (depreciation):
  Investments               5,399,740    23,959,968     104,173,567      3,887,662       10,151,058          56,073    4,461,037
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --            --              --         (3,910)          (1,152)             --           --
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net unrealized
      appreciation on
      investments and
      foreign currency      5,399,740    23,959,968     104,173,567      3,883,752       10,149,906          56,073    4,461,037
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net realized and
      unrealized gain on
      investments           4,534,937    21,882,246     102,935,525      2,284,206       11,748,774         201,644    5,862,537
                           ----------   -----------    ------------    -----------      -----------      ----------   ----------
    Net increase in net
      assets from
      operations           $4,991,370   $22,131,333    $101,624,206    $ 2,483,629      $11,933,323      $1,199,230   $8,695,692
                           ==========   ===========    ============    ===========      ===========      ==========   ==========
--------------------------------------------------------------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $    2,333   $    29,066    $     26,307    $     3,769      $     6,980      $    1,327   $   14,674
(b) Dividend income is
  net of withholding
  taxes of:                        90         2,249              --         40,476           57,482              --           --
(c) Includes capital
  gains taxes of:                  --            --              --             --           90,152              --           --

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    Core Growth Fund                       Value Fund
                           ----------------------------------  ----------------------------------
                                 Year              Year              Year              Year
                                Ended             Ended             Ended             Ended
                           October 31, 2003  October 31, 2002  October 31, 2003  October 31, 2002
                           ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income    $    427,884      $    178,532      $    908,235      $    649,376
    Net realized gain
      (loss) on
      investments              (8,294,717)      (28,777,009)       (2,545,358)          855,794
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         22,894,379         8,010,882        11,999,169        (4,322,585)
                             ------------      ------------      ------------      ------------
                               15,027,546       (20,587,595)       10,362,046        (2,817,415)
                             ------------      ------------      ------------      ------------
  Distributions to
    shareholders:
    From net investment
      income                     (207,476)          (93,146)         (693,020)         (738,327)
    From net realized
      gain on investments              --                --                --                --
                             ------------      ------------      ------------      ------------
                                 (207,476)          (93,146)         (693,020)         (738,327)
                             ------------      ------------      ------------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          47,345,265        44,370,986        26,693,904        27,760,981
    Net asset value of
      shares issued in
      reinvestment of
      distributions               207,476            93,146           692,044           737,082
    Cost of shares
      reacquired              (53,321,755)      (43,526,733)      (21,087,539)      (22,438,440)
                             ------------      ------------      ------------      ------------
                               (5,769,014)          937,399         6,298,409         6,059,623
                             ------------      ------------      ------------      ------------
      Total increase
        (decrease) in net
        assets                  9,051,056       (19,743,342)       15,967,435         2,503,881
NET ASSETS:
  At beginning of year         92,478,996       112,222,338        52,338,711        49,834,830
                             ------------      ------------      ------------      ------------
  End of year                $101,530,052      $ 92,478,996      $ 68,306,146      $ 52,338,711
                             ============      ============      ============      ============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $    373,311      $    152,903      $    723,739      $    508,524
                             ============      ============      ============      ============

See notes to financial statements.

--------------------------------------------------------------------------------

                                     Enhanced Index                      Enhanced Index             Enhanced Index
                                    Core Equity Fund                      Growth Fund                 Value Fund
                           ----------------------------------  ----------------------------------  ----------------
                                 Year              Year              Year              Year              Year
                                Ended             Ended             Ended             Ended             Ended
                           October 31, 2003  October 31, 2002  October 31, 2003  October 31, 2002  October 31, 2003
                           ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income    $   273,201       $   252,368       $    72,014       $    36,080       $   456,433
    Net realized gain
      (loss) on
      investments             (2,130,976)       (3,085,324)       (1,396,151)       (3,757,934)         (864,803)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         6,309,821        (1,464,335)        4,861,192          (144,389)        5,399,740
                             -----------       -----------       -----------       -----------       -----------
                               4,452,046        (4,297,291)        3,537,055        (3,866,243)        4,991,370
                             -----------       -----------       -----------       -----------       -----------
  Distributions to
    shareholders:
    From net investment
      income                    (249,978)         (213,698)          (42,489)          (19,696)         (364,287)
    From net realized
      gain on investments             --                --                --                --                --
                             -----------       -----------       -----------       -----------       -----------
                                (249,978)         (213,698)          (42,489)          (19,696)         (364,287)
                             -----------       -----------       -----------       -----------       -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          1,071,630         1,543,931         1,713,590           147,594         1,799,714
    Net asset value of
      shares issued in
      reinvestment of
      distributions              249,489           213,698            42,489            19,696           364,287
    Cost of shares
      reacquired              (2,040,217)       (1,563,201)         (512,742)          (51,571)         (510,272)
                             -----------       -----------       -----------       -----------       -----------
                                (719,098)          194,428         1,243,337           115,719         1,653,729
                             -----------       -----------       -----------       -----------       -----------
      Total increase
        (decrease) in net
        assets                 3,482,970        (4,316,561)        4,737,903        (3,770,220)        6,280,812
NET ASSETS:
  At beginning of year        23,919,527        28,236,088        15,415,692        19,185,912        22,061,164
                             -----------       -----------       -----------       -----------       -----------
  End of year                $27,402,497       $23,919,527       $20,153,595       $15,415,692       $28,341,976
                             ===========       ===========       ===========       ===========       ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $   218,123       $   196,713       $    45,511       $    16,384       $   374,234
                             ===========       ===========       ===========       ===========       ===========

                            Enhanced Index          Small Capitalization
                              Value Fund                 Value Fund
                           ----------------  ----------------------------------
                                 Year              Year              Year
                                Ended             Ended             Ended
                           October 31, 2002  October 31, 2003  October 31, 2002
                           ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income    $   360,228       $    249,087      $    336,887
    Net realized gain
      (loss) on
      investments             (1,454,346)        (2,077,722)         (222,262)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency          (828,670)        23,959,968        (2,405,241)
                             -----------       ------------      ------------
                              (1,922,788)        22,131,333        (2,290,616)
                             -----------       ------------      ------------
  Distributions to
    shareholders:
    From net investment
      income                    (339,832)          (283,659)         (411,244)
    From net realized
      gain on investments             --                 --        (1,393,206)
                             -----------       ------------      ------------
                                (339,832)          (283,659)       (1,804,450)
                             -----------       ------------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          1,353,858         18,808,805        34,791,756
    Net asset value of
      shares issued in
      reinvestment of
      distributions              339,832            283,659         1,804,450
    Cost of shares
      reacquired                (320,870)       (17,096,778)      (32,522,215)
                             -----------       ------------      ------------
                               1,372,820          1,995,686         4,073,991
                             -----------       ------------      ------------
      Total increase
        (decrease) in net
        assets                  (889,800)        23,843,360           (21,075)
NET ASSETS:
  At beginning of year        22,950,964         59,321,548        59,342,623
                             -----------       ------------      ------------
  End of year                $22,061,164       $ 83,164,908      $ 59,321,548
                             ===========       ============      ============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $   290,400       $    113,713      $    207,820
                             ===========       ============      ============

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                     Small Company
                                     Opportunities
                                          Fund
                           ----------------------------------
                                 Year              Year
                                Ended             Ended
                           October 31, 2003  October 31, 2002
                           ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                 $   (1,311,319)   $     (854,289)
    Net realized gain
     (loss) on
     investments                (1,238,042)        9,750,742
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency          104,173,567       (56,850,328)
                            --------------    --------------
                               101,624,206       (47,953,875)
                            --------------    --------------
  Distributions to
    shareholders:
    From net investment
     income                             --          (314,287)
    From net realized
     gain on investments        (7,710,524)      (18,729,615)
    Return of capital              (33,396)               --
                            --------------    --------------
                                (7,743,920)      (19,043,902)
                            --------------    --------------
  Fund share
    transactions:
    Net proceeds from
     sales of shares           194,487,542       318,573,490
    Net asset value of
     shares issued in
     reinvestment of
     distributions               7,717,889        19,015,371
    Cost of shares
     reacquired               (144,999,036)     (191,663,507)
                            --------------    --------------
                                57,206,395       145,925,354
                            --------------    --------------
      Total increase
       (decrease) in net
       assets                  151,086,681        78,927,577
NET ASSETS:
  At beginning of year         299,885,012       220,957,435
                            --------------    --------------
  End of year               $  450,971,693    $  299,885,012
                            ==============    ==============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income       $           --    $       17,582
                            ==============    ==============

See notes to financial statements.

--------------------------------------------------------------------------------

                                     International                      Emerging Markets
                                     Fund (formerly                      Fund (formerly
                                     Stewart Ivory                       Stewart Ivory
                                     International                      Emerging Markets
                                         Fund)                               Fund)
                           ----------------------------------  ----------------------------------
                                 Year              Year              Year              Year
                                Ended             Ended             Ended             Ended
                           October 31, 2003  October 31, 2002  October 31, 2003  October 31, 2002
                           ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                  $   199,423       $     72,812      $   184,549       $   159,764
    Net realized gain
     (loss) on
     investments              (1,599,546)        (5,241,725)       1,598,868          (437,704)
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency          3,883,752          2,848,102       10,149,906         3,413,395
                             -----------       ------------      -----------       -----------
                               2,483,629         (2,320,811)      11,933,323         3,135,455
                             -----------       ------------      -----------       -----------
  Distributions to
    shareholders:
    From net investment
     income                     (153,935)          (154,635)        (459,598)         (186,014)
    From net realized
     gain on investments              --                 --               --                --
    Return of capital                 --                 --               --                --
                             -----------       ------------      -----------       -----------
                                (153,935)          (154,635)        (459,598)         (186,014)
                             -----------       ------------      -----------       -----------
  Fund share
    transactions:
    Net proceeds from
     sales of shares           8,546,804          6,198,035          354,712           288,256
    Net asset value of
     shares issued in
     reinvestment of
     distributions               113,191            119,821          459,215           185,957
    Cost of shares
     reacquired               (9,745,439)       (25,279,108)        (377,245)         (154,256)
                             -----------       ------------      -----------       -----------
                              (1,085,444)       (18,961,252)         436,682           319,957
                             -----------       ------------      -----------       -----------
      Total increase
       (decrease) in net
       assets                  1,244,250        (21,436,698)      11,910,407         3,269,398
NET ASSETS:
  At beginning of year        14,308,371         35,745,069       25,399,581        22,130,183
                             -----------       ------------      -----------       -----------
  End of year                $15,552,621       $ 14,308,371      $37,309,988       $25,399,581
                             ===========       ============      ===========       ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $   175,906       $     95,564      $    88,739       $   382,816
                             ===========       ============      ===========       ===========

                                      Fixed Income                         High Yield
                                          Fund                                Fund
                           ----------------------------------  ----------------------------------
                                 Year              Year              Year              Year
                                Ended             Ended             Ended             Ended
                           October 31, 2003  October 31, 2002  October 31, 2003  October 31, 2002
                           ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
     (loss)                  $   997,586       $ 1,402,601       $ 2,833,155       $ 2,178,418
    Net realized gain
     (loss) on
     investments                 145,571            46,213         1,401,500        (2,125,161)
    Net unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency             56,073          (743,302)        4,461,037            67,507
                             -----------       -----------       -----------       -----------
                               1,199,230           705,512         8,695,692           120,764
                             -----------       -----------       -----------       -----------
  Distributions to
    shareholders:
    From net investment
     income                   (1,038,928)       (1,415,671)       (2,841,182)       (2,159,070)
    From net realized
     gain on investments              --                --                --                --
    Return of capital                 --                --                --                --
                             -----------       -----------       -----------       -----------
                              (1,038,928)       (1,415,671)       (2,841,182)       (2,159,070)
                             -----------       -----------       -----------       -----------
  Fund share
    transactions:
    Net proceeds from
     sales of shares             613,000         2,035,732        16,398,300         1,171,776
    Net asset value of
     shares issued in
     reinvestment of
     distributions               919,167         1,207,210         2,766,545         2,130,594
    Cost of shares
     reacquired               (2,420,919)       (7,583,405)         (171,500)         (197,516)
                             -----------       -----------       -----------       -----------
                                (888,752)       (4,340,463)       18,993,345         3,104,854
                             -----------       -----------       -----------       -----------
      Total increase
       (decrease) in net
       assets                   (728,450)       (5,050,622)       24,847,855         1,066,548
NET ASSETS:
  At beginning of year        22,286,195        27,336,817        25,703,774        24,637,226
                             -----------       -----------       -----------       -----------
  End of year                $21,557,745       $22,286,195       $50,551,629       $25,703,774
                             ===========       ===========       ===========       ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $    19,382       $    10,145       $    35,093       $    47,506
                             ===========       ===========       ===========       ===========

See notes to financial statements.

DLB CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Ten Months
                               Years Ended October 31,          Ended     Period Ended
                           --------------------------------  October 31,  December 31,
                            2003    2002    2001     2000       1999        1998 ***
                           ------  ------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $6.85   $8.33   $14.65   $12.93     $12.82       $10.00
                           -----   -----   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                 .04     .02       -- (a)  (.01)      .02         .05
    Net realized and
      unrealized gain
      (loss) on
      investments            .96   (1.49)   (4.85)    2.36        .09         3.09
                           -----   -----   ------   ------     ------       ------

                            1.00   (1.47)   (4.85)    2.35        .11         3.14
                           -----   -----   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                (.02)   (.01)      -- (a)  (.02)       -- (a)    (.05)
    From net realized
      gain on investments     --      --    (1.47)    (.61)        -- (a)    (.27)
                           -----   -----   ------   ------     ------       ------

                            (.02)   (.01)   (1.47)    (.63)        --         (.32)
                           -----   -----   ------   ------     ------       ------

  Net asset value - end
    of year                $7.83   $6.85   $ 8.33   $14.65     $12.93       $12.82
                           =====   =====   ======   ======     ======       ======

  Total return             14.56%  (17.71%) (35.74%) 18.57%     0.85% **   31.33%  **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets   0.75%   0.74%    0.73%    0.69%      0.68% *     0.80%  *
    Ratio of net
      investment income
      (loss) to average
      net assets           0.41%   0.16%    0.05%   (0.09%)     0.19% *     0.48%  *
    Portfolio turnover       83%     43%      51%      96%        66% **      34%  **
    Net assets at end of
      year
      (000 omitted)        $101,530 $92,479 $112,222 $156,920 $115,991     $33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income  $  --   $  --   $   --   $   --     $   --       $ 0.03

    Ratios (to average
      net assets):
      Expenses                --      --       --       --         --        0.95%  *
      Net investment
        income                --      --       --       --         --        0.32%  *

*    Annualized.
**   Not annualized.
***  For the period from January 20, 1998 (commencement of operations) to
     December 31, 1998.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Ten Months       Year
                                Years Ended October 31,           Ended        Ended
                           ----------------------------------  October 31,  December 31,
                            2003     2002     2001     2000       1999          1998
                           -------  -------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $12.25   $12.96   $13.72   $14.91     $14.48       $14.91
                           ------   ------   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income     .18      .15      .21      .39        .29          .27
    Net realized and
      unrealized gain
      (loss) on
      investments            1.87     (.67)    (.69)    (.21)       .14          .50
                           ------   ------   ------   ------     ------       ------

                             2.05     (.52)    (.48)     .18        .43          .77
                           ------   ------   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                 (.15)    (.19)    (.28)    (.33)        -- (a)    (.27)
    From net realized
      gain on investments      --       --       --    (1.04)        -- (a)    (.93)
                           ------   ------   ------   ------     ------       ------

                             (.15)    (.19)    (.28)   (1.37)        --        (1.20)
                           ------   ------   ------   ------     ------       ------

  Net asset value - end
    of year                $14.15   $12.25   $12.96   $13.72     $14.91       $14.48
                           ======   ======   ======   ======     ======       ======

  Total return             16.87%   (4.08%)  (3.69%)   1.93%      2.98% **    5.25%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    0.80%    0.80%    0.80%    0.79%      0.74% *     0.60%
    Ratio of net
      investment income
      to average net
      assets                1.43%    1.14%    1.49%    1.73%      2.22% *     1.85%
    Portfolio turnover        49%      24%      26%      41%        28% **      21%
    Net assets at end of
      year (000 omitted)   $68,306  $52,339  $49,835  $56,431   $74,383      $71,911

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income  $ 0.18   $ 0.15   $ 0.20   $   --     $   --       $ 0.25

    Ratios (to average
      net assets):
      Expenses              0.82%    0.83%    0.86%       --         --        0.75%
      Net investment
        income              1.41%    1.11%    1.43%       --         --        1.69%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Ten Months       Year
                               Years Ended October 31,          Ended        Ended
                           --------------------------------  October 31,  December 31,
                            2003    2002    2001     2000       1999          1998
                           ------  ------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $7.82   $9.29   $17.36   $17.25     $15.89       $14.55
                           -----   -----   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                 .09     .08      .05     (.06)      (.03)         .01
    Net realized and
      unrealized gain
      (loss) on
      investments           1.45   (1.48)   (5.22)    2.25       1.39         3.72
                           -----   -----   ------   ------     ------       ------

                            1.54   (1.40)   (5.17)    2.19       1.36         3.73
                           -----   -----   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                (.08)   (.07)      --       --         -- (a)    (.01)
    From net realized
      gain on investments     --      --    (2.90)   (2.08)        -- (a)   (2.38)
                           -----   -----   ------   ------     ------       ------

                            (.08)   (.07)   (2.90)   (2.08)        --        (2.39)
                           -----   -----   ------   ------     ------       ------

  Net asset value - end
    of year                $9.28   $7.82   $ 9.29   $17.36     $17.25       $15.89
                           =====   =====   ======   ======     ======       ======

  Total return             19.93%  (15.22%) (33.06%) 12.84%     8.60% **   25.71%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net
      assets (b)           0.70%   0.70%    0.73%    0.90%      0.90% *     0.90%
    Ratio of net
      investment income
      (loss) to average
      net assets           1.11%   0.91%    0.45%   (0.35%)    (0.20%) *     0.08%
    Portfolio turnover       90%    101%     220%     144%        97% **      81%
    Net assets at end of
      year
      (000 omitted)        $27,402 $23,920 $28,236  $48,662   $41,683      $35,308

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets commencing December 18, 2000 and 0.90% of average daily net assets from commencement of operations through December 17, 2000. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)               $0.05   $0.05   $ 0.01   $(0.09)    $(0.06)      $(0.02)

    Ratios (to average
      net assets):
      Expenses             1.18%   1.08%    1.06%    1.05%      1.09% *     1.14%
      Net investment
        income (loss)      0.63%   0.53%    0.12%   (0.50%)    (0.39%) *    (0.17%)

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b)  Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and
     0.90% from November 1, 2000 through December 17, 2000.

 See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      Years Ended October 31,   Period Ended
                                     ------------------------  October 31,
                                        2003         2002        2001 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $ 6.12       $ 7.66       $10.00
                                       ------       ------       ------

  Income from investment
    operations:
    Net investment income                 .03          .02           --  (a)
    Net realized and unrealized
      gain (loss) on investments         1.28        (1.55)       (2.34)
                                       ------       ------       ------

                                         1.31        (1.53)       (2.34)
                                       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment income           (.02)        (.01)          --
                                       ------       ------       ------

  Net asset value - end of year        $ 7.41       $ 6.12       $ 7.66
                                       ======       ======       ======

  Total return                         21.42%      (20.03%)     (23.40%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        0.70%        0.70%        0.70%  *
    Ratio of net investment income
      (loss) to average net assets      0.41%        0.20%       (0.02%)  *
    Portfolio turnover                    69%          65%          68%  **
    Net assets at end of year (000
      omitted)                        $20,154      $15,416      $19,186

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed
0.70% of average daily net assets. Without such agreement the investment loss per share and ratios would have been:

    Net investment loss                $(0.02)      $(0.03)      $(0.04)

    Ratios (to average net assets):
      Expenses                          1.40%        1.29%        1.24%  *
      Net investment loss              (0.29%)      (0.39%)      (0.56%)  *

*    Annualized.
**   Not annualized.
***  For the period from December 19, 2000 (commencement of operations) to
     October 31, 2001.
(a)  Amount was less than $.01 per share.

 See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,  Period Ended
                                     -----------------------  October 31,
                                        2003         2002       2001 ***
                                     -----------  ----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $ 8.35       $9.18       $10.00
                                       ------       -----       ------

  Income from investment
    operations:
    Net investment income                 .17         .14          .11
    Net realized and unrealized
      gain (loss) on investments         1.63        (.83)        (.93)
                                       ------       -----       ------

                                         1.80        (.69)        (.82)
                                       ------       -----       ------

  Less distributions to
    shareholders:
    From net investment income           (.14)       (.14)          --
                                       ------       -----       ------

  Net asset value - end of year        $10.01       $8.35       $ 9.18
                                       ======       =====       ======

  Total return                         21.87%      (7.79%)      (8.20%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        0.70%       0.70%        0.70%  *
    Ratio of net investment income
      to average net assets             1.86%       1.49%        1.26%  *
    Portfolio turnover                    94%        115%          65%  **
    Net assets at end of year (000
      omitted)                        $28,342     $22,061      $22,951

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income               $0.12       $0.09        $0.07

    Ratios (to average net assets):
      Expenses                          1.22%       1.19%        1.16%  *
      Net investment income             1.34%       1.00%        0.80%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

 See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,  Period Ended
                                     -----------------------  October 31,
                                        2003         2002       2001 ***
                                     -----------  ----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $ 9.31       $9.71        $10.00
                                       ------       -----        ------

  Income from investment
    operations:
    Net investment income                 .03         .06           .06
    Net realized and unrealized
      gain (loss) on investments         3.50        (.14)         (.34)
                                       ------       -----        ------

                                         3.53        (.08)         (.28)
                                       ------       -----        ------

  Less distributions to
    shareholders:
    From net investment income           (.04)       (.07)         (.01)
    From net realized gain on
      investments                          --        (.25)           --
                                       ------       -----        ------

                                         (.04)       (.32)         (.01)
                                       ------       -----        ------

  Net asset value - end of year        $12.80       $9.31        $ 9.71
                                       ======       =====        ======

  Total return                         38.13%      (1.08%)       (2.90%) **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        0.85%       0.85%         0.85% *
    Ratio of net investment income
      to average net assets             0.39%       0.52%         0.66% *
    Portfolio turnover                    65%         40%           31% **
    Net assets at end of year (000
      omitted)                        $83,165     $59,322       $59,343

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income              $ 0.02       $0.04        $ 0.05

    Ratios (to average net assets):
      Expenses                          0.98%       0.99%         0.99% *
      Net investment income             0.26%       0.38%         0.52% *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

 See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Ten Months
                                Years Ended October 31,           Ended     Period Ended
                           ----------------------------------  October 31,  December 31,
                            2003     2002     2001     2000       1999        1998 ***
                           -------  -------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $11.76   $13.95   $12.72   $ 8.89     $ 8.61       $10.00
                           ------   ------   ------   ------     ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                 (.04)    (.03)     .02      .02       (.01)        (.01)
    Net realized and
      unrealized gain
      (loss) on
      investments            3.74    (1.13)    2.57     3.96        .29        (1.38)
                           ------   ------   ------   ------     ------       ------

                             3.70    (1.16)    2.59     3.98        .28        (1.39)
                           ------   ------   ------   ------     ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                   --     (.02)    (.02)      --         --           --
    From net realized
      gain on investments    (.30)   (1.01)   (1.34)    (.15)        --           --
    Return of capital          -- (a)     --     --       --         --           --
                           ------   ------   ------   ------     ------       ------

                             (.30)   (1.03)   (1.36)    (.15)        --           --
                           ------   ------   ------   ------     ------       ------

  Net asset value - end
    of year                $15.16   $11.76   $13.95   $12.72     $ 8.89       $ 8.61
                           ======   ======   ======   ======     ======       ======

  Total return             32.08%   (9.66%)  23.02%   45.92%      2.92% **  (13.90%)  **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    1.14%    1.15%    1.19%    1.30%      1.30% *     1.30%  *
    Ratio of net
      investment income
      (loss) to average
      net assets           (0.37%)  (0.26%)   0.20%    0.30%     (0.18%) *    (0.28%)  *
    Portfolio turnover        53%      51%     115%     114%        68% **      51%  **
    Net assets at end of
      year (000 omitted)   $450,972 $299,885 $220,957 $84,599   $31,819      $19,910

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)               $   --   $   --   $   --   $ 0.02     $(0.02)      $(0.03)

    Ratios (to average
      net assets):
      Expenses                 --       --       --    1.34%      1.51% *     1.77%  *
      Net investment
        income (loss)          --       --       --    0.26%     (0.39%) *    (0.76%)  *

*    Annualized.
**   Not annualized.
***  For the period from July 20, 1998 (commencement of operations) to December
     31, 1998.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB INTERNATIONAL FUND (FORMERLY DLB STEWART IVORY INTERNATIONAL FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    Years Ended October 31,         Period Ended
                                --------------------------------    October 31,
                                  2003        2002        2001        2000 ***
                                --------    --------    --------    ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of year                      $4.70      $ 5.48      $10.58        $10.00
                                 -----      ------      ------        ------

  Income from investment
    operations:
    Net investment income          .07         .04         .02           .04
    Net realized and
      unrealized gain (loss)
      on investments               .72        (.78)      (2.88)          .54
                                 -----      ------      ------        ------

                                   .79        (.74)      (2.86)          .58
                                 -----      ------      ------        ------

  Less distributions to
    shareholders:
    From net investment income    (.05)       (.04)       (.02)           --
    From net realized gain on
      investments                   --          --       (2.22)           --
                                 -----      ------      ------        ------

                                  (.05)       (.04)      (2.24)           --
                                 -----      ------      ------        ------

  Net asset value - end of
    year                         $5.44      $ 4.70      $ 5.48        $10.58
                                 =====      ======      ======        ======

  Total return                  17.00%      (13.59%)    (33.64%)       5.80%  **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets         1.00%       1.00%       1.00%         1.00%  *
    Ratio of net investment
      income to average net
      assets                     1.37%       0.36%       0.32%         0.29%  *
    Portfolio turnover             89%         76%         76%           48%  **
    Net assets at end of year
      (000 omitted)             $15,553     $14,308     $35,745      $51,697

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.00% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                     $0.02      $(0.03)     $   -- (a)    $ 0.02

    Ratios (to average net
      assets):
      Expenses                   1.96%       1.59%       1.29%         1.11%  *
      Net investment income
        (loss)                   0.41%      (0.23%)      0.03%         0.17%  *

*    Annualized.
**   Not annualized.
*** For the period from November 2, 1999 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB EMERGING MARKETS FUND (FORMERLY DLB STEWART IVORY EMERGING MARKETS FUND) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          Years Ended October 31,
                                --------------------------------------------
                                  2003        2002        2001        2000
                                --------    --------    --------    --------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of year                     $ 8.47       $7.47       $9.97      $10.00
                                ------       -----       -----      ------

  Income from investment
    operations:
    Net investment income          .06         .05         .07         .01
    Net realized and
      unrealized gain (loss)
      on investments              3.84        1.01       (1.21)       (.04)
                                ------       -----       -----      ------

                                  3.90        1.06       (1.14)       (.03)
                                ------       -----       -----      ------

  Less distributions to
    shareholders:
    From net investment income    (.15)       (.06)         -- (a)      --
    From net realized gain on
      investments                   --          --       (1.36)         --
                                ------       -----       -----      ------

                                  (.15)       (.06)      (1.36)         --
                                ------       -----       -----      ------

  Net asset value - end of
    year                        $12.22       $8.47       $7.47      $ 9.97
                                ======       =====       =====      ======

  Total return                  46.85%      14.20%      (12.49%)    (0.30%)

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets         1.75%       1.75%       1.75%       1.75%
    Ratio of net investment
      income to average net
      assets                     0.64%       0.60%       0.81%       0.09%
    Portfolio turnover             55%         56%         50%         88%
    Net assets at end of year
      (000 omitted)             $37,310     $25,400     $22,130     $25,850

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.75% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                    $ 0.02       $0.03       $0.04      $(0.01)

    Ratios (to average net
      assets):
      Expenses                   2.14%       2.03%       2.09%       1.97%
      Net investment income
        (loss)                   0.25%       0.32%       0.47%      (0.13%)

(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             Ten Months         Year
                                      Years Ended October 31,                  Ended          Ended
                           ---------------------------------------------    October 31,    December 31,
                             2003      2002 (b)       2001        2000         1999            1998
                           --------    ---------    --------    --------    -----------    ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $10.50       $10.78      $10.10      $10.12        $10.72         $10.61
                           ------       ------      ------      ------        ------         ------

  Income from investment
    operations:
    Net investment income     .50          .57         .62         .62           .48            .63
    Net realized and
      unrealized gain
      (loss) on
      investments             .10         (.28)        .69        (.03)         (.60)           .20
                           ------       ------      ------      ------        ------         ------

                              .60          .29        1.31         .59          (.12)           .83
                           ------       ------      ------      ------        ------         ------

  Less distributions to
    shareholders:
    From net investment
      income                 (.52)        (.57)       (.63)       (.61)         (.48)          (.63)
    From net realized
      gain on investments      --           --          --          -- (a)        --           (.09)
                           ------       ------      ------      ------        ------         ------

                             (.52)        (.57)       (.63)       (.61)         (.48)          (.72)
                           ------       ------      ------      ------        ------         ------

  Net asset value - end
    of year                $10.58       $10.50      $10.78      $10.10        $10.12         $10.72
                           ======       ======      ======      ======        ======         ======

  Total return              5.79%        2.89%      13.33%       6.14%        (1.08% ) **     8.04%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    0.55%        0.55%       0.55%       0.55%         0.55% *       0.55%
    Ratio of net
      investment income
      to average net
      assets                4.65%        5.35%       6.06%       6.14%         5.63% *       5.71%
    Portfolio turnover        81%          75%         50%         88%           58% **        50%
    Net assets at end of
      year
      (000 omitted)        $21,558     $22,286      $27,337     $31,880      $36,540        $33,858

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income  $ 0.44       $ 0.52      $ 0.57      $ 0.58        $ 0.46         $ 0.60

    Ratios (to average
      net assets):
      Expenses              1.11%        0.98%       0.97%       0.91%         0.79% *       0.80%
      Net investment
        income              4.09%        4.92%       5.64%       5.78%         5.40% *       5.45%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b)  The Fund adopted provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

DLB HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,         Period Ended
                                ---------------------------------    October 31,
                                  2003      2002 (b)       2001        2000 ***
                                --------    ---------    --------    ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning
    of year                     $ 8.27       $8.94        $9.88         $10.00
                                ------       -----        -----         ------

  Income from investment
    operations:
    Net investment income          .82         .74          .79            .09
    Net realized and
      unrealized gain (loss)
      on investments              1.79        (.67)        (.94)          (.12)
                                ------       -----        -----         ------

                                  2.61         .07         (.15)          (.03)
                                ------       -----        -----         ------

  Less distributions to
    shareholders:
    From net investment income    (.83)       (.74)        (.79)          (.09)
    From net realized gain on
      investments                   --          --           -- (a)         --
                                ------       -----        -----         ------

                                  (.83)       (.74)        (.79)          (.09)
                                ------       -----        -----         ------

  Net asset value - end of
    year                        $10.05       $8.27        $8.94         $ 9.88
                                ======       =====        =====         ======

  Total return                  33.04%       0.48%       (1.58%)        (0.30%) **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets         0.75%       0.75%        0.75%          0.75% *
    Ratio of net investment
      income to average net
      assets                     8.98%       8.43%        8.35%          6.01% *
    Portfolio turnover            103%         73%          77%             5% **
    Net assets at end of year
      (000 omitted)             $50,552     $25,704      $24,637       $24,917

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income       $ 0.80       $0.72        $0.76         $ 0.07

    Ratios (to average net
      assets):
      Expenses                   1.02%       1.04%        1.07%          2.12% *
      Net investment income      8.71%       8.14%        8.03%          4.64% *

*    Annualized.
**   Not annualized.
***  For the period from September 5, 2000 (commencement of operations) to
     October 31, 2000.
(a)  Amount was less than $.01 per share.
(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers one non-diversified and ten diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB International Fund (formerly DLB Stewart Ivory International Fund), DLB Emerging Markets Fund (formerly DLB Stewart Ivory Emerging Markets Fund), DLB Fixed Income Fund and the DLB High Yield Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are not available are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Fund and the Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. By using forward foreign currency exchange contracts for hedging, the Fund loses the potential to gain from movement in the value of foreign currencies. The Funds generally enter into forward contracts for hedging purposes. The Funds may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust a Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, a Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to a Fund. Certain regulatory requirements may also limit a Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITIES LENDING - The Funds may lend their securities to parties that the manager or sub-advisor believe have relatively high credit standing. For each loan, a Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities loaned and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities loaned. As with other

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending its securities. The Funds also continue to receive interest or dividends on the securities loaned.

At October 31, 2003, the Funds had loaned securities which were collaterized by cash. The cash collateral received was invested in other short-term instruments. The market values of the securities on loan at October 31, 2003 and the value of the related collateral are disclosed in each Fund's Statement of Assets and Liabilities.

DELAYED DELIVERY COMMITMENTS - Each Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed. Such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments, after giving effect to any available capital loss carryovers. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

During the year ended October 31, 2003, the following reclassifications were made due to differences in book and tax accounting:

                                                       ACCUMULATED
                                                       NET REALIZED   UNDISTRIBUTED
                                                      GAIN (LOSS) ON  NET INVESTMENT
FUND                                 PAID IN CAPITAL   INVESTMENTS    INCOME (LOSS)
----                                 ---------------  --------------  --------------
Core Growth Fund                       $        (2)      $      2       $       --
Value Fund                                      (1)             1               --
Enhanced Index Core Equity Fund                 (2)         1,815           (1,813)
Enhanced Index Growth Fund                      --            398             (398)
Enhanced Index Value Fund                       (2)         8,314           (8,312)
Small Capitalization Value Fund                 --         59,535          (59,535)
Small Company Opportunities Fund        (1,356,535)        62,798        1,293,737
International Fund                              --        (34,854)          34,854
Emerging Markets Fund                           (1)        19,029          (19,028)
Fixed Income Fund                              (53)       (50,526)          50,579
High Yield Fund                               (154)         4,540           (4,386)

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2003, the International Fund and the Emerging Markets Fund had income from foreign sources of $379,785 and $739,723, respectively. In addition, the International Fund and the Emerging Markets Fund designated foreign tax credits of $39,108 and $56,992, respectively.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2003, the Funds had available, for federal income tax purposes, unused capital loss carryovers as follows:

FUND                                        AMOUNT     EXPIRATION DATE
----                                      -----------  ----------------
Core Growth Fund                          $26,962,727  October 31, 2009
Core Growth Fund                           26,380,390  October 31, 2010
Core Growth Fund                            9,535,028  October 31, 2011
Value Fund                                  3,784,963  October 31, 2008
Value Fund                                    269,542  October 31, 2009
Value Fund                                  2,363,028  October 31, 2011
Enhanced Index Core Equity Fund             7,974,013  October 31, 2009
Enhanced Index Core Equity Fund             3,373,077  October 31, 2010
Enhanced Index Core Equity Fund             1,902,331  October 31, 2011
Enhanced Index Growth Fund                  1,946,428  October 31, 2009
Enhanced Index Growth Fund                  3,579,361  October 31, 2010
Enhanced Index Growth Fund                  1,400,989  October 31, 2011
Enhanced Index Value Fund                     298,260  October 31, 2009
Enhanced Index Value Fund                     843,053  October 31, 2010
Enhanced Index Value Fund                     918,489  October 31, 2011
Small Capitalization Value Fund               170,993  October 31, 2010
Small Capitalization Value Fund             1,892,585  October 31, 2011
Small Company Opportunities Fund              735,459  October 31, 2011
International Fund                          3,379,362  October 31, 2009
International Fund                          5,250,466  October 31, 2010
International Fund                          1,672,830  October 31, 2011
Emerging Markets Fund                         228,591  October 31, 2009
Emerging Markets Fund                         864,155  October 31, 2010
Fixed Income Fund                             469,841  October 31, 2008
High Yield Fund                             1,957,657  October 31, 2010

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                       LONG TERM      RETURN OF
FUND                                 ORDINARY INCOME  CAPITAL GAIN     CAPITAL
----                                 ---------------  ------------   -----------
Core Growth Fund                       $  207,476      $       --      $    --
Value Fund                                693,020              --           --
Enhanced Index Core Equity Fund           249,978              --           --
Enhanced Index Growth Fund                 42,489              --           --
Enhanced Index Value Fund                 364,287              --           --
Small Capitalization Value Fund           283,659              --           --
Small Company Opportunities Fund        3,138,553       4,571,971       33,396
International Fund                        153,935              --           --
Emerging Markets Fund                     459,598              --           --
Fixed Income Fund                       1,038,928              --           --
High Yield Fund                         2,841,182              --           --

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        LONG TERM
                                                      CAPITAL GAIN/    UNREALIZED
                                      UNDISTRIBUTED   (CAPITAL LOSS   APPRECIATION/
FUND                                 ORDINARY INCOME   CARRYOVER)    (DEPRECIATION)*
----                                 ---------------  -------------  ---------------
Core Growth Fund                        $373,311      $(62,878,145)    $ 5,449,291
Value Fund                               723,739        (6,417,533)     10,315,540
Enhanced Index Core Equity Fund          218,026       (13,249,421)        648,660
Enhanced Index Growth Fund                45,511        (6,926,778)        629,423
Enhanced Index Value Fund                373,234        (2,059,802)      1,989,370
Small Capitalization Value Fund          113,712        (2,063,578)     17,181,637
Small Company Opportunities Fund              --          (735,459)     54,368,576
International Fund                       218,316       (10,302,658)      1,560,843
Emerging Markets Fund                    844,597        (1,092,746)      7,650,998
Fixed Income Fund                         42,999          (469,841)        414,521
High Yield Fund                           30,242        (1,957,657)      2,983,748

-------------------

  * Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency denominated assets and liabilities, if any.

Pursuant to Section 852 of the Internal Revenue Code, the following Fund designated capital gain distributions for the year ended October 31, 2003 as follows:

FUND                                                  AMOUNT
----                                                ----------
Small Company Opportunities Fund                    $4,571,971

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

3.   TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
effective annual rates applied to each Fund's average daily net assets. For the year ended October 31, 2003, each Fund paid advisory fees as follows:

FUND                                        AMOUNT    EFFECTIVE RATE
----                                      ----------  --------------
Core Growth Fund                          $  573,118      0.55%
Value Fund                                   349,594      0.55%
Enhanced Index Core Equity Fund              123,287      0.50%
Enhanced Index Growth Fund                    86,947      0.50%
Enhanced Index Value Fund                    122,567      0.50%
Small Capitalization Value Fund              451,697      0.70%
Small Company Opportunities Fund           3,537,189      1.00%
International Fund                           109,269      0.75%
Emerging Markets Fund                        361,544      1.25%
Fixed Income Fund                             85,878      0.40%
High Yield Fund                              157,747      0.50%

Babson has agreed to pay a Fund's operating expenses or waive fees to the extent that a Fund's aggregate expenses exceed a specified percentage of average daily net assets. For the year ended October 31, 2003, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:

FUND                                       AMOUNT   PERCENTAGE
----                                      --------  ----------
Core Growth Fund                          $     --    0.80%
Value Fund                                  15,786    0.80%
Enhanced Index Core Equity Fund            118,378    0.70%
Enhanced Index Growth Fund                 122,539    0.70%
Enhanced Index Value Fund                  128,259    0.70%
Small Capitalization Value Fund             84,719    0.85%
Small Company Opportunities Fund                --    1.30%
International Fund                         139,292    1.00%
Emerging Markets Fund                      111,912    1.75%
Fixed Income Fund                          120,500    0.55%
High Yield Fund                             84,100    0.75%

Effective February 21, 2003, Babson entered into sub-advisory agreements with First State Investments International Limited ("First State") with respect to the management of the International Fund and the Emerging Markets Fund. Prior to February 21, 2003, Babson had entered into sub-advisory agreements with S.I. International Assets (formerly known as Babson-Stewart Ivory International), an affiliate of Babson, with respect to the management of the International Fund and the Emerging Markets Fund. Under both sub-advisory agreements, Babson pays First State and paid S.I. International Assets monthly fees at the effective annual rate of .375% and .875% of the average daily net assets of the International Fund and Emerging Markets Fund, respectively.

The Funds pay no compensation directly to the Trustees who are officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

4.   PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2003, for each of the Funds were as follows:

                                                       PURCHASES
                                     ---------------------------------------------
FUND                                 U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                                 ---------------  --------------  ------------
Core Growth Fund                       $        --     $ 80,436,591   $ 80,436,591
Value Fund                                      --       39,080,158     39,080,158
Enhanced Index Core Equity Fund                 --       21,917,451     21,917,451
Enhanced Index Growth Fund                      --       13,160,309     13,160,309
Enhanced Index Value Fund                       --       24,631,913     24,631,913
Small Capitalization Value Fund                 --       41,059,101     41,059,101
Small Company Opportunities Fund                --      217,151,790    217,151,790
International Fund                              --       12,208,257     12,208,257
Emerging Markets Fund                           --       15,645,903     15,645,903
Fixed Income Fund                       10,077,915        6,540,655     16,618,570
High Yield Fund                                 --       49,636,202     49,636,202

                                                         SALES
                                     ---------------------------------------------
FUND                                 U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                                 ---------------  --------------  ------------
Core Growth Fund                       $        --     $ 81,426,433   $ 81,426,433
Value Fund                                      --       29,654,658     29,654,658
Enhanced Index Core Equity Fund                 --       22,635,445     22,635,445
Enhanced Index Growth Fund                      --       11,890,264     11,890,264
Enhanced Index Value Fund                       --       22,899,353     22,899,353
Small Capitalization Value Fund                 --       40,437,650     40,437,650
Small Company Opportunities Fund                --      168,660,603    168,660,603
International Fund                              --       13,261,904     13,261,904
Emerging Markets Fund                           --       15,763,937     15,763,937
Fixed Income Fund                       11,420,430        7,063,277     18,483,707
High Yield Fund                                 --       31,682,862     31,682,862

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2003, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                 GROSS         GROSS
                                 AGGREGATE     UNREALIZED    UNREALIZED   NET UNREALIZED
FUND                                COST      APPRECIATION  DEPRECIATION   APPRECIATION
----                            ------------  ------------  ------------  --------------
Core Growth Fund                $102,284,733  $ 9,734,007   $ 4,284,716    $ 5,449,291
Value Fund                       61,885,504    11,083,432       767,892     10,315,540
Enhanced Index Core Equity
  Fund                           30,825,651     1,915,073     1,266,413        648,660
Enhanced Index Growth Fund       21,875,220     1,853,015     1,223,591        629,424
Enhanced Index Value Fund        30,733,777     2,696,461       707,091      1,989,370
Small Capitalization Value
  Fund                           79,391,020    18,054,801       873,165     17,181,636
Small Company Opportunities
  Fund                          416,775,295    67,112,816    12,744,240     54,368,576
International Fund               13,985,421     1,768,148       208,062      1,560,086
Emerging Markets Fund            32,297,089     8,516,309       865,298      7,651,011
Fixed Income Fund                21,979,263       721,001       306,480        414,521
High Yield Fund                  58,760,574     3,275,026       291,278      2,983,748

5.   SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of The DLB Fund Group permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
CORE GROWTH FUND                             2003         2002
----------------                          -----------  -----------
Shares sold                                6,627,968    5,393,191
Shares issued in reinvestment of
  distributions                               30,377       10,191
Redemptions                               (7,201,132)  (5,368,467)
                                          ----------   ----------
Net increase (decrease)                     (542,787)      34,915
                                          ==========   ==========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
VALUE FUND                                   2003         2002
----------                                -----------  -----------
Shares sold                                2,127,613    2,005,190
Shares issued in reinvestment of
  distributions                               57,670       53,373
Redemptions                               (1,631,179)  (1,631,424)
                                          ----------   ----------
Net increase                                 554,104      427,139
                                          ==========   ==========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND              2003         2002
-------------------------------           -----------  -----------
Shares sold                                 131,943      162,770
Shares issued in reinvestment of
  distributions                              32,528       21,306
Redemptions                                (269,578)    (164,572)
                                           --------     --------
Net increase (decrease)                    (105,107)      19,504
                                           ========     ========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
ENHANCED INDEX GROWTH FUND                   2003         2002
--------------------------                -----------  -----------
Shares sold                                 269,222      19,381
Shares issued in reinvestment of
  distributions                               7,129       2,336
Redemptions                                 (76,447)     (8,549)
                                            -------      ------
Net increase                                199,904      13,168
                                            =======      ======

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
ENHANCED INDEX VALUE FUND                    2003         2002
-------------------------                 -----------  -----------
Shares sold                                 203,853      144,230
Shares issued in reinvestment of
  distributions                              43,943       34,536
Redemptions                                 (59,229)     (36,745)
                                            -------      -------
Net increase                                188,567      142,021
                                            =======      =======

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
SMALL CAPITALIZATION VALUE FUND              2003         2002
-------------------------------           -----------  -----------
Shares sold                                1,798,756    3,198,058
Shares issued in reinvestment of
  distributions                               29,953      174,348
Redemptions                               (1,702,334)  (3,112,447)
                                          ----------   ----------
Net increase                                 126,375      259,959
                                          ==========   ==========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND             2003         2002
--------------------------------          -----------  -----------
Shares sold                               14,999,099    22,656,236
Shares issued in reinvestment of
  distributions                            634,695       1,324,682
Redemptions                               (11,379,120) (14,328,131)
                                          -----------  -----------
Net increase                              4,254,674      9,652,787
                                          ===========  ===========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
INTERNATIONAL FUND                           2003         2002
------------------                        -----------  -----------
Shares sold                                1,800,917    1,128,264
Shares issued in reinvestment of
  distributions                               24,877       21,435
Redemptions                               (2,013,554)  (4,630,872)
                                          ----------   ----------
Net decrease                                (187,760)  (3,481,173)
                                          ==========   ==========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
EMERGING MARKETS FUND                        2003         2002
---------------------                     -----------  -----------
Shares sold                                  40,134       31,950
Shares issued in reinvestment of
  distributions                              53,459       21,196
Redemptions                                 (39,564)     (17,161)
                                            -------      -------
Net increase                                 54,029       35,985
                                            =======      =======

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
FIXED INCOME FUND                            2003         2002
-----------------                         -----------  -----------
Shares sold                                  57,609      194,244
Shares issued in reinvestment of
  distributions                              86,372      115,572
Redemptions                                (228,558)    (724,614)
                                           --------     --------
Net decrease                                (84,577)    (414,798)
                                           ========     ========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
HIGH YIELD FUND                              2003         2002
---------------                           -----------  -----------
Shares sold                                1,641,910     132,220
Shares issued in reinvestment of
  distributions                              296,866     243,052
Redemptions                                  (17,594)    (22,677)
                                           ---------     -------
Net increase                               1,921,182     352,595
                                           =========     =======

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

6.   PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of October 31, 2003. Investment activities of these shareholders could have a material effect on the Fund.

                                             SHAREHOLDERS
                                         HOLDING IN EXCESS OF
                                            10% OF FUND'S
                                          OUTSTANDING SHARES       TOTAL % OWNED     TOTAL %
                                             ("PRINCIPAL           BY PRINCIPAL   OWNERSHIP BY
FUND                                        SHAREHOLDERS")         SHAREHOLDERS   RELATED PARTY
----                                     --------------------      -------------  -------------
Core Growth Fund                                         2               34.2%          34.2%
Value Fund                                               2               92.2%          92.2%
Enhanced Index Core Equity Fund                          2               95.2%          95.2%
Enhanced Index Growth Fund                               1               92.3%          92.3%
Enhanced Index Value Fund                                1               91.0%          91.0%
Small Capitalization Value Fund                          3               99.9%          77.6%
Small Company Opportunities Fund                         1               81.8%          81.8%
International Fund                                       4               94.9%          38.1%
Emerging Markets Fund                                    1               98.0%          98.0%
Fixed Income Fund                                        2               81.4%          81.4%
High Yield Fund                                          2               94.6%          94.6%

7.   SECURITIES LENDING

As of October 31, 2003, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:
                                                                     VALUE OF
FUND                                      VALUE OF SECURITIES       COLLATERAL
----                                      -------------------    ---------------
Core Growth Fund                              $ 8,980,273          $ 9,198,699
Value Fund                                      4,032,911            4,192,892
Enhanced Index Core Equity Fund                 3,911,758            4,044,674
Enhanced Index Growth Fund                      2,238,462            2,321,348
Enhanced Index Value Fund                       4,236,531            4,392,455
Small Capitalization Value Fund                12,950,720           13,406,642
Small Company Opportunities Fund               18,992,187           19,824,907
International Fund                                 51,531               57,537
Emerging Markets Fund                           2,833,548            2,929,233
Fixed Income Fund                                 784,974              803,150
High Yield Fund                                 4,529,096            4,647,220

8.   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of The DLB Fund Group:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB International Fund (formerly DLB Stewart Ivory International Fund), DLB Emerging Markets Fund (formerly DLB Stewart Ivory Emerging Markets Fund), DLB Fixed Income Fund and DLB High Yield Fund (each a separate portfolio of the DLB Fund Group) (the Funds) as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2003 and 2002 and the financial highlights for each of the years in the four year period ended
October 31, 2003, the period ended October 31, 1999, and the year ended
December 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 10, 2003

THE DLB FUND GROUP
TRUSTEES TABLE (UNAUDITED)
The following table lists the Trust's Trustees and principle executive officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-877-766-0014 or by writing The DLB Fund Group, c/o David L. Babson & Company Inc., Attn: The DLB Fund Group Coordinator, One Memorial Drive, Cambridge, Massachusetts, 02142-1300.

INTERESTED TRUSTEE AND PRINCIPAL OFFICER
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------
KEVIN M.     President       Since 2003  Managing Director and           11        None
MCCLINTOCK(3) Trustee        Since 1999  Director, David L.
Age: 42                                  Babson & Company Inc.
                                         (1999-present); Managing
                                         Director, SI
                                         International Assets
                                         (1999-present); Director
                                         of Equities and Fixed
                                         Income, Dreyfus
                                         Corporation (1995-1999)

DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------
NABIL N.     Trustee         Since 2003  Senior Lecturer, Finance,       11        None
EL-HAGE                                  Harvard Business School
Age: 45                                  (January 2003-present);
                                         Chairman (1995-present)
                                         and CEO (1995-2003),
                                         Jeepers! Inc.

STEVEN A.    Trustee         Since 2002  Executive Director,             13        Trustee, MassMutual
KANDARIAN(4)                             Pension Benefit Guaranty                  Corporate Investors
Age: 51                                  Corp. (2001-present);                     and MassMutual
                                         Managing Director, Orion                  Participation
                                         Partners, L.P.                            Investors (closed
                                         (1993-2001)                               end funds) since
                                                                                   February 2002.

RICHARD      Trustee         Since 1994  Retired; Currently sits         11        None
NENNEMAN                                 on boards of various
Age: 74                                  civic associations

THE DLB FUND GROUP

TRUSTEES TABLE (UNAUDITED) CONTINUED
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee
------------------------------------------------------------------------------------------------------
RICHARD      Trustee         Since 1995  Chairman and CEO of             11        Director, Superior
PHELPS(5)                                Phelps Industries, Inc.                   Pet Products, Ltd.
Age: 75                                                                            (U.K.); Director,
                                                                                   Bio-Comp Corp.;
                                                                                   Member, Board of
                                                                                   Overseers, Tufts
                                                                                   University School
                                                                                   of Veterinary
                                                                                   Medicine and Dean's
                                                                                   Council, Harvard
                                                                                   Graduate School of
                                                                                   Education

(1) The address of each Trustee is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Each Trustee serves for an indefinite term, until his or her successor is elected.
(3) Mr. McClintock is an "Interested Person" as that term is defined in the 1940 Act, through his employment with the Funds' investment adviser.
(4) Since February 2002, Mr. Kandarian has also served as a Trustee of the Mass Mutual Corporate Investors and Mass Mutual Participation Investors, two closed-end funds managed by David L. Babson & Company Inc.
(5) Mr. Phelps will be retiring from the Board of Trustees on December 31, 2003.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------
                             Term of
                             Office(2)
Name,        Position(s)     and Length
Address(1),  Held with       of Time     Principal Occupation(s)
and Age      Trust           Served      During Past 5 Years
----------------------------------------------------------------------------
DEANNE B.    Treasurer       Since 1996  Managing Director and Treasurer of
DUPONT                                   David L. Babson & Company Inc.
Age: 49

MARY ELLEN   Vice President  Since 1999  Managing Director of David L.
WESNESKI                                 Babson & Company Inc.
Age: 53                                  (1999-present); Senior Manager,
                                         Deloitte & Touche LLP (1996-1999)

JOHN E.      Clerk           Since 1999  Second Vice President and Associate
DEITELBAUM                               General Counsel, Massachusetts
Age: 35                                  Mutual Life Insurance Company
                                         ("MassMutual") (2000-present);
                                         Assistant Clerk, Babson Securities
                                         Corp. (1999-present); Counsel
                                         (2000-present), Assistant Clerk
                                         (1999-present), Vice President and
                                         General Counsel (1998-1999), David
                                         L. Babson & Company Inc.; Counsel,
                                         MassMutual (1996-1998)

(1) The address of each Principal Officer is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

THE DLB FUND GROUP
SHAREHOLDER MEETING (UNAUDITED)
A Special Meeting of the Shareholders of the DLB International Fund (formerly known as the DLB Stewart Ivory International Fund) and the DLB Emerging Markets Fund (formerly known as the DLB Stewart Ivory Emerging Markets Fund)(each, a "Fund" and together, the "Funds"), each a series of The DLB Fund Group (the "Trust"), was held pursuant to notice at the office of the Trust, One Memorial Drive, Cambridge, Massachusetts, on Friday, February 21, 2003 at 9:30 a.m. to approve new investment sub-advisory agreements between David L. Babson & Company Inc., the Funds' investment adviser, and First State Investments International Limited. Pursuant to the Bylaws of the Trust, each Fund's Shareholders voted separately to approve the new sub-advisory agreement that related to that Fund. The following is a report on the votes cast in person or by proxy at the Special
Meeting:

--------------------------------------------------------------------
                                     For            Against  Abstain
--------------------------------------------------------------------
International Fund:                  2,353,455.788      0        0

Emerging Markets Fund:               3,000,382.797      0        0
--------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

The Funds intend to designate the maximum amount of qualified dividend income allowed.

ITEM 2. CODE OF ETHICS.

        The registrant adopted a code of ethics that applies to the registrant's principal executive officer and senior financial officers (the "Code") on December 12, 2003.

        A copy of the Code will be provided, free of charge, upon request from The DLB Fund Group Coordinator, c/o David L. Babson & Company Inc., One Memorial Drive, Cambridge, MA 02142 or by calling The DLB Fund Group Coordinator, toll-free, at 1-877-766-0014.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) The Board of Trustees of The DLB Fund Group (the "Trust") has determined that there is at least one Trustee who is an audit committee financial expert serving on its Audit Committee.

        (2) Mr. Nabil N. El-Hage and Mr. Steven A. Kandarian, both Trustees of the Trust and members of the Board of Trustees' Audit Committee, have been determined by the Board to be audit committee financial experts and are "independent" for purposes of this Item 3.

        The Board determined that each of Messrs. El-Hage and Kandarian acquired the attributes of an audit committee financial expert through experience including (a) with respect to Mr. El-Hage, his educational background, experience as a finance professor at Harvard Business School and experience as chief financial officer, audit committee chairman or chief executive officer at various companies, and (b) with respect to Mr. Kandarian, his educational background with an emphasis on finance, experience as founder and managing director of a private equity fund and experience as Executive Director of the Pension Benefit Guarantee Corporation.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not currently applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not currently applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

        (a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

        (b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   The DLB Fund Group

By:    /s/ Kevin M. McClintock
       ------------------------------------
       Kevin M. McClintock, President

Date:   January 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Kevin M. McClintock
       ------------------------------------
       Kevin M. McClintock, President

Date:   January 9, 2004

By:    /s/ DeAnne B. Dupont
       ------------------------------------
       DeAnne B. Dupont, Treasurer

Date:   January 9, 2004

ITEM 11. EXHIBITS.

        (a)(1)  Not applicable.

        (a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29a)) is attached hereto as an exhibit.

        (a)(3)  Not applicable.

        (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as an exhibit.